UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturnTM Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (Unhedged)

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- RealEstateRealReturn Strategy Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- StocksPLUS® Growth and Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

Schedule of Investments

All Asset Portfolio

September 30, 2008 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	3,335,023	$45,590
Convertible Fund	5,434,793	56,359
Developing Local Markets Fund	16,494,526	163,626
Diversified Income Fund	4,491,019	43,159
Emerging Local Bond Fund	17,599,580	157,692
Emerging Markets Bond Fund	10,230,043	96,674
Floating Income Fund	4,139,006	34,685
Foreign Bond Fund (Unhedged)	4,642	45
Fundamental Advantage Total Return Strategy Fund	6,795,585	65,441
Fundamental IndexPLUSTM Fund	2,336,754	18,203
Fundamental IndexPLUSTM TR Fund	4,729,291	35,990
Global Bond Fund (Unhedged)	710	7
GNMA Fund	2,929	33
High Yield Fund	4,916,909	38,843
Income Fund	3,815,412	35,254
International StocksPLUS® TR Strategy Fund (Unhedged)	376,707	2,659
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,439,276	37,823
Investment Grade Corporate Bond Fund	14,327,924	136,832
Long Duration Total Return Fund	3,706,176	35,764
Long-Term U.S. Government Fund	87,286	932
Low Duration Fund	242	2
Real Return Asset Fund	32,514,745	348,233
Real Return Fund	15,356,682	160,631
RealEstateRealReturn Strategy Fund	14,338,287	79,434
Short-Term Fund	176	2
Small Cap StocksPLUS® TR Fund	4,983,406	44,452
StocksPLUS® Total Return Fund	455,851	3,624
Total Return Fund	5,792,969	59,552

Total PIMCO Funds (Cost $1,862,128)		1,701,541

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.0%
Repurchase Agreements 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$576	576
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $590. Repurchase proceeds are $576.)

Total Short-Term Instruments (Cost $576)		576

Total Investments 100.0% (Cost $1,862,704)		$1,702,117
Other Assets and Liabilities (Net) (0.0%)		(196)

Net Assets 100.0%		$1,701,921

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$1,701,541	$576	$0	$1,702,117
Other Financial Instruments++	0	0	0	0

Total	$1,701,541	$576	$0	$1,702,117

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturnTM Strategy Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 25.5%
Banking & Finance 18.9%
ACE INA Holdings, Inc.
5.800% due 03/15/2018		$1,000	$913
Allstate Life Global Funding II
3.461% due 05/21/2010		3,600	3,582
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,400	1,353
American Express Bank FSB
5.500% due 04/16/2013		500	458
6.000% due 09/13/2017		600	502
American Express Centurion Bank
2.568% due 07/13/2010		1,000	916
6.000% due 09/13/2017		500	419
American Express Co.
7.000% due 03/19/2018		800	707
8.150% due 03/19/2038		230	206
American Express Credit Corp.
2.546% due 03/02/2009		800	783
American International Group, Inc.
8.175% due 05/15/2058		800	128
ANZ National International Ltd.
6.200% due 07/19/2013		1,300	1,292
Atlantic & Western Re Ltd.
9.041% due 01/09/2009		300	299
Bank of America Corp.
2.957% due 02/17/2009		900	898
5.650% due 05/01/2018		2,400	2,025
8.125% due 12/29/2049		3,700	2,994
Barclays Bank PLC
5.450% due 09/12/2012		1,400	1,397
7.434% due 09/29/2049		200	163
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,500	1,403
6.950% due 08/10/2012		600	607
7.250% due 02/01/2018		1,000	964
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		2,000	1,941
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	93
Caterpillar Financial Services Corp.
4.226% due 06/24/2011		5,500	5,300
CIT Group, Inc.
2.946% due 01/30/2009		900	811
Citigroup Funding, Inc.
3.190% due 04/23/2009		1,000	983
3.852% due 05/07/2010		4,600	4,340
Citigroup, Inc.
3.799% due 12/28/2009		800	774
8.400% due 04/29/2049		1,600	1,091
Credit Agricole S.A.
2.809% due 05/28/2009		1,100	1,096
Credit Suisse USA, Inc.
2.890% due 11/20/2009		300	298
General Electric Capital Corp.
2.859% due 12/12/2008		100	100
5.875% due 01/14/2038		1,000	738
Genworth Financial, Inc.
6.515% due 05/22/2018		1,000	823
Goldman Sachs Group, Inc.
3.250% due 12/23/2008		900	887
3.294% due 12/22/2008		1,000	986
4.069% due 06/28/2010		1,000	892
6.750% due 10/01/2037		1,600	1,069
HBOS PLC
6.750% due 05/21/2018		1,000	839
HCP, Inc.
6.700% due 01/30/2018		1,000	840
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	91
7.000% due 09/27/2027 (a)		100	13
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	894
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		3,000	2,818
Merna Reinsurance Ltd.
4.412% due 07/07/2010		1,000	949
Merrill Lynch & Co., Inc.
5.054% due 05/12/2010		6,800	6,562
6.400% due 08/28/2017		500	433
6.875% due 04/25/2018		1,000	886
Metropolitan Life Global Funding I
3.163% due 04/13/2009		1,900	1,899
Morgan Stanley
2.912% due 02/09/2009		900	784
3.035% due 01/18/2011		2,000	1,304
4.904% due 05/14/2010		4,600	3,360
6.000% due 04/28/2015		600	409
6.625% due 04/01/2018		1,000	663
National Australia Bank Ltd.
5.350% due 06/12/2013		1,000	962
New York Life Global Funding
4.650% due 05/09/2013		1,000	1,000
Pacific Life Global Funding
5.150% due 04/15/2013		300	300
ProLogis
6.625% due 05/15/2018		500	430
Rabobank Nederland NV
2.811% due 01/15/2009		100	100
Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010		500	511
Royal Bank of Scotland Group PLC
2.961% due 08/21/2009		1,400	1,393
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		700	653
Simon Property Group LP
5.750% due 12/01/2015		300	284
Travelers Cos., Inc.
5.800% due 05/15/2018		1,000	918
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		200	200
Wachovia Bank N.A.
2.881% due 12/02/2010		400	301
3.704% due 05/14/2010		1,000	819
Wells Fargo & Co.
4.375% due 01/31/2013		400	368
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	436

			75,650

Industrials 5.4%
Alcoa, Inc.
6.000% due 07/15/2013		1,000	982
6.750% due 07/15/2018		2,000	1,923
Amgen, Inc.
6.150% due 06/01/2018		400	391
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,573
Baxter International, Inc.
5.375% due 06/01/2018		1,000	958
Cardinal Health, Inc.
6.000% due 06/15/2017		1,500	1,407
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,405
Falconbridge Ltd.
5.375% due 06/01/2015		2,000	1,787
7.350% due 06/05/2012		400	412
Gaz Capital S.A.
8.146% due 04/11/2018		200	176
Kraft Foods, Inc.
6.000% due 02/11/2013		250	249
Mandalay Resort Group
6.500% due 07/31/2009		1,000	955
Masco Corp.
6.125% due 10/03/2016		1,000	870
Nordstrom, Inc.
6.250% due 01/15/2018		900	840
Rexam PLC
6.750% due 06/01/2013		400	399
Rockies Express Pipeline LLC
5.100% due 08/20/2009		1,200	1,199
RPM International, Inc.
6.500% due 02/15/2018		1,000	966
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,000	957
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	895
UST, Inc.
6.625% due 07/15/2012		900	941
Waste Management, Inc.
6.100% due 03/15/2018		700	655
Weyerhaeuser Co.
4.198% due 09/24/2009		600	594

			21,534

Utilities 1.2%
American Electric Power Co., Inc.
5.250% due 06/01/2015		300	275
AT&T, Inc.
2.894% due 02/05/2010		900	897
Constellation Energy Group, Inc.
4.550% due 06/15/2015		100	86
7.000% due 04/01/2012		1,400	1,415
NGPL Pipe Co. LLC
6.514% due 12/15/2012		300	301
Public Service Electric & Gas Co.
5.300% due 05/01/2018		400	374
Sempra Energy
6.150% due 06/15/2018		1,000	924
Telecom Italia Capital S.A.
6.999% due 06/04/2018		500	449

			4,721

Total Corporate Bonds & Notes (Cost $112,540)			101,905

MUNICIPAL BONDS & NOTES 0.4%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		400	362
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	151
Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023		100	98
University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036		1,300	1,206
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	86

Total Municipal Bonds & Notes (Cost $2,144)			1,903

COMMODITY INDEX-LINKED NOTES 1.7%
Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009		5,000	3,361
Landesbank Baden-Wurttemberg (DJAIGTR)
2.620% due 11/25/2008		3,500	2,735
Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009		1,000	797

Total Commodity Index-Linked Notes (Cost $9,500)			6,893

U.S. GOVERNMENT AGENCIES 47.1%
Fannie Mae
3.557% due 05/25/2042		20	20
4.278% due 03/01/2044 - 10/01/2044		398	397
4.503% due 11/01/2034		167	169
4.668% due 05/25/2035		272	281
5.000% due 01/01/2037 - 07/01/2038		1,689	1,647
5.000% due 02/01/2038 (g)		1,698	1,656
5.221% due 07/01/2035		319	318
5.355% due 11/01/2035		561	564
5.384% due 01/01/2036		436	430
5.500% due 09/01/2035 - 10/01/2038		58,529	58,375
5.500% due 01/01/2037 - 06/01/2038 (g)		53,387	53,293
5.950% due 02/25/2044		93	93
6.000% due 07/01/2022 - 10/01/2038		8,247	8,357
6.000% due 07/01/2037 - 05/01/2038 (g)		27,133	27,517
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020		3,544	3,466
2.718% due 02/15/2019		3,210	3,130
3.467% due 08/25/2031		4	3
4.000% due 03/15/2023 - 10/15/2023		49	49
4.278% due 02/25/2045		203	185
4.500% due 05/15/2017		51	51
4.549% due 01/01/2034		30	30
5.000% due 02/15/2020 - 11/01/2036		1,241	1,232
5.500% due 05/15/2016 - 02/01/2038		7,180	7,161
5.500% due 04/01/2038 - 08/01/2038 (g)		7,798	7,764
6.000% due 05/01/2031		73	75
6.588% due 10/01/2036		1,707	1,721
6.699% due 09/01/2036		1,596	1,638
6.740% due 07/01/2036		1,427	1,457
Ginnie Mae
6.000% due 10/01/2038		7,000	7,095
6.500% due 02/15/2031		130	134

Total U.S. Government Agencies (Cost $187,879)			188,308

U.S. TREASURY OBLIGATIONS 102.5%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		726	685
0.875% due 04/15/2010		16,207	15,915
1.375% due 07/15/2018		40,779	37,580
1.625% due 01/15/2015		23,536	22,900
1.625% due 01/15/2018		26,789	25,316
1.750% due 01/15/2028		2,831	2,461
1.875% due 07/15/2013		716	714
1.875% due 07/15/2015		8,002	7,868
2.000% due 04/15/2012		49,697	49,801
2.000% due 01/15/2014		11,390	11,357
2.000% due 07/15/2014		8,025	7,996
2.000% due 01/15/2016		55,890	55,082
2.375% due 04/15/2011		58,097	58,723
2.375% due 01/15/2017		17,286	17,393
2.375% due 01/15/2025		1,167	1,128
2.375% due 01/15/2027		654	630
2.500% due 07/15/2016		9,336	9,531
2.625% due 07/15/2017		13,776	14,165
3.000% due 07/15/2012		30,751	31,986
3.375% due 01/15/2012		4,074	4,272
3.500% due 01/15/2011		3,905	4,059
3.625% due 04/15/2028		5,841	6,693
3.875% due 01/15/2009		1,738	1,733
3.875% due 04/15/2029		133	159
4.250% due 01/15/2010		12,514	12,875
U.S. Treasury Notes
2.500% due 03/31/2013		9,000	8,839

Total U.S. Treasury Obligations (Cost $412,267)			409,861

MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Large Loan, Inc.
2.998% due 08/15/2029		1,268	1,144
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		649	610
4.150% due 08/25/2035		131	124
4.550% due 08/25/2035		227	217
4.857% due 01/25/2035		1,414	1,293
Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037		515	464
Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036		839	668
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		212	202
4.700% due 12/25/2035		370	344
4.748% due 08/25/2035		166	158
6.014% due 09/25/2037		2,621	1,833
Countrywide Alternative Loan Trust
3.382% due 12/20/2046		3,100	1,890
6.000% due 02/25/2037		751	549
Countrywide Home Loan Mortgage Pass-Through Trust
3.781% due 11/19/2033		28	26
First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034		42	35
Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047		691	656
3.477% due 11/25/2045		26	16
Harborview Mortgage Loan Trust
3.270% due 03/19/2037		125	77
Lehman XS Trust
3.287% due 07/25/2046		24	24
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		100	81
MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035		884	825
Residential Accredit Loans, Inc.
4.215% due 09/25/2045		374	245
Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035		33	20
4.580% due 02/25/2034		61	55
Structured Asset Mortgage Investments, Inc.
3.360% due 10/19/2034		44	32
Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020		830	735

Total Mortgage-Backed Securities (Cost $13,263)			12,323

ASSET-BACKED SECURITIES 6.4%
American Express Credit Account Master Trust
3.438% due 08/15/2012		3,400	3,374
BA Credit Card Trust
3.688% due 12/16/2013		4,300	4,227
Carrington Mortgage Loan Trust
3.527% due 10/25/2035		297	281
Citigroup Mortgage Loan Trust, Inc.
3.267% due 01/25/2037		209	206
First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038		445	418
Ford Credit Auto Owner Trust
3.388% due 01/15/2011		4,500	4,453
GSAMP Trust
3.277% due 12/25/2036		470	433
Lehman XS Trust
3.287% due 04/25/2046		15	15
Morgan Stanley ABS Capital I
3.257% due 11/25/2036		652	631
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		414	275
Nelnet Student Loan Trust
2.890% due 07/25/2016		2	3
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		8	7
Option One Mortgage Loan Trust
3.257% due 01/25/2037		286	276
SLM Student Loan Trust
2.790% due 07/25/2013		509	508
2.840% due 04/25/2019		2,200	2,047
4.173% due 04/25/2023		7,500	7,528
Specialty Underwriting & Residential Finance
3.267% due 01/25/2038		632	584
Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		408	383

Total Asset-Backed Securities (Cost $26,056)			25,649

FOREIGN CURRENCY-DENOMINATED ISSUES 2.7%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,064
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2019 (c)	EUR	409	549
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	245,760	2,172
1.100% due 12/10/2016		122,280	1,094
1.200% due 06/10/2017		410,800	3,679
1.200% due 12/10/2017		112,310	1,003
1.400% due 06/10/2018		121,920	1,104
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	91
Svenska Handelsbanken AB
5.138% due 03/16/2015		100	138

Total Foreign Currency-Denominated Issues (Cost $11,624)			10,894

	Shares
CONVERTIBLE PREFERRED STOCKS 0.0%
Wachovia Corp.
7.500% due 12/31/2049		300	118

Total Convertible Preferred Stocks (Cost $300)			118

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.8%
Certificates of Deposit 0.9%
Nordea Bank Finland PLC
3.682% due 12/01/2008		$1,100	1,100
5.308% due 04/09/2009		600	600
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		900	898
Unicredito Italiano NY
3.088% due 05/18/2009		1,000	999

			3,597

Commercial Paper 10.4%
Citibank N.A.
3.570% due 10/23/2008		8,700	8,681
Federal Home Loan Bank
0.087% due 10/07/2008		9,000	9,000
2.270% due 10/01/2008		1,400	1,400
Freddie Mac
2.500% due 11/24/2008		10,200	10,162
JPMorgan Chase & Co.
0.000% due 10/01/2008		8,100	8,099
Royal Bank of Scotland Group PLC
2.870% due 11/10/2008		4,100	4,087

			41,429

Repurchase Agreements 11.5%
Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		3,100	3,100
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $3,167. Repurchase proceeds are $3,100.)
JPMorgan Chase Bank N.A.
2.000% due 10/01/2008		23,200	23,200
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.038% - 4.154% due 01/05/2009 - 04/07/2009 valued at $23,665. Repurchase proceeds are $23,201.)
State Street Bank and Trust Co.
0.100% due 10/01/2008		5,990	5,990
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $6,114. Repurchase proceeds are $5,990.)
1.000% due 10/01/2008		13,929	13,929
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $14,208. Repurchase proceeds are $13,929.)

			46,219

U.S. Treasury Bills 15.0%
1.298% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)		60,075	59,846

Total Short-Term Instruments (Cost $151,203)			151,091

Purchased Options (j) 0.1% (Cost $276)			253
Total Investments 227.3% (Cost $927,052)			$909,198
Written Options (k) (0.3%) (Premiums $785)			(1,166)
Other Assets and Liabilities (Net) (127.0%)			(508,118)

Net Assets 100.0%			$399,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $19,193 and cash of $7,250 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) Securities with an aggregate market value of $4,958 have been pledged as collateral for delayed-delivery securities on September 30, 2008.

(f) Securities with an aggregate market value of $299 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

(g) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $20,425 at a weighted average interest rate of 3.782%. On September 30, 2008, there were no open reverse repurchase agreements.

(h) Cash of $2,897 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$8
90-Day Euribor June Futures	Long	06/2009	68	(26)
90-Day Euribor September Futures	Long	09/2009	30	16
90-Day Eurodollar December Futures	Long	12/2008	25	(6)
90-Day Eurodollar December Futures	Long	12/2009	144	100
90-Day Eurodollar June Futures	Long	06/2009	304	436
90-Day Eurodollar March Futures	Long	03/2010	153	106
90-Day Eurodollar September Futures	Long	09/2009	220	408
Euro-Bund 10-Year Bond December Futures	Short	12/2008	41	(45)
Japan Government 10-Year Bond December Futures	Short	12/2008	6	33
U.S. Treasury 5-Year Note December Futures	Short	12/2008	7	14
U.S. Treasury 10-Year Note December Futures	Long	12/2008	263	(358)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	66	122
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	16	7

				$808

(i) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	(0.500%)	03/20/2018	BOA	0.793%	$1,000	$22	$0	$22
Alcoa, Inc. 6.000% due 07/15/2013	(1.200%)	09/20/2013	BCLY	1.498%	1,000	12	0	12
Alcoa, Inc. 6.750% due 07/15/2018	(1.270%)	09/20/2018	DUB	1.699%	2,000	61	0	61
American Electric Power Co., Inc. 5.250% due 06/01/2015	(0.470%)	06/20/2015	MSC	0.624%	300	3	0	3
AutoZone, Inc. 5.875% due 10/15/2012	(0.620%)	12/20/2012	BOA	0.880%	1,600	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	300	4	0	4
Baxter International, Inc. 5.375% due 06/01/2018	(0.310%)	06/20/2018	BOA	0.347%	800	2	0	2
Baxter International, Inc. 5.375% due 06/01/2018	(0.340%)	06/20/2018	GSC	0.347%	1,000	0	0	0
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	200	(3)	0	(3)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.810%)	12/20/2017	BNP	1.400%	1,000	41	0	41
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.760%)	12/20/2017	CSFB	1.400%	500	22	0	22
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%)	03/20/2018	DUB	1.400%	1,100	41	0	41
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%)	06/20/2017	DUB	0.711%	1,500	13	0	13
Computer Sciences Corp. 6.500% due 03/15/2018	(1.248%)	03/20/2018	MSC	0.671%	2,500	(110)	0	(110)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	100	10	0	10
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(0.665%)	06/20/2012	JPM	3.264%	1,500	117	0	117
Falconbridge Ltd. 5.375% due 06/01/2015	(1.100%)	06/20/2015	BOA	1.176%	2,000	8	0	8
Falconbridge Ltd. 7.350% due 06/05/2012	(0.910%)	06/20/2012	BOA	0.996%	400	1	0	1
Genworth Financial, Inc. 6.515% due 05/22/2018	(0.960%)	06/20/2018	BCLY	8.348%	400	134	0	134
Genworth Financial, Inc. 6.515% due 05/22/2018	(0.980%)	06/20/2018	DUB	8.348%	600	201	0	201
GMAC LLC 6.875% due 08/28/2012	(5.000%)	09/20/2012	CITI	48.784%	200	102	0	102
HCP, Inc. 6.700% due 01/30/2018	(2.910%)	03/20/2018	GSC	3.382%	1,000	28	0	28
Kroger Co. 5.500% due 02/01/2013	(0.360%)	12/20/2012	BNP	0.571%	400	3	0	3
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	(1.390%)	03/20/2014	BOA	2.318%	1,000	41	0	41
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%)	09/20/2015	BOA	0.699%	2,000	(16)	0	(16)
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.600%)	09/20/2015	DUB	0.699%	1,000	6	0	6
Masco Corp. 6.125% due 10/03/2016	(1.910%)	12/20/2016	CITI	2.560%	1,000	37	0	37
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.950%)	12/20/2012	BOA	4.388%	200	23	0	23
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%)	06/20/2018	CITI	3.763%	1,000	144	0	144
MGM Mirage 5.875% due 02/27/2014	(4.250%)	07/31/2009	GSC	6.495%	1,000	9	0	9
Nordstrom, Inc. 6.250% due 01/15/2018	(0.990%)	03/20/2018	BOA	1.564%	900	36	0	36
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%)	12/20/2012	MSC	1.377%	400	12	0	12
Prologis 6.625% due 05/15/2018	(1.320%)	06/20/2018	MSC	5.115%	500	109	0	109
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	400	6	0	6
RPM International, Inc. 6.500% due 02/15/2018	(1.500%)	03/20/2018	GSC	1.263%	1,000	(17)	0	(17)
Sempra Energy 6.150% due 06/15/2018	(0.670%)	06/20/2018	DUB	1.060%	1,000	29	0	29
Simon Property Group LP 5.750% due 12/01/2015	(1.010%)	12/20/2015	RBS	1.591%	300	10	0	10
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.830%)	09/20/2014	BOA	1.270%	1,000	22	0	22
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	300	8	0	8
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	(1.490%)	06/20/2018	BOA	2.861%	1,000	91	0	91
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	500	32	0	32
Travelers Cos., Inc. 5.800% due 05/15/2018	(0.590%)	06/20/2018	GSC	1.034%	1,000	33	0	33
UST, Inc. 6.625% due 07/15/2012	(0.340%)	09/20/2012	BOA	0.366%	900	1	0	1
Waste Management, Inc. 6.100% due 03/15/2018	(0.790%)	03/20/2018	JPM	1.143%	700	18	0	18

						$1,362	$0	$1,362

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$100	$(2)	$0	$(2)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	200	(5)	0	(5)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	300	(17)	0	(17)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	1,000	(35)	0	(35)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	200	(86)	0	(86)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	100	(53)	0	(53)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	100	(49)	0	(49)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	200	(107)	0	(107)
GMAC LLC 6.875% due 08/28/2012	6.310%	09/20/2012	GSC	48.784%	700	(346)	0	(346)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	100	(49)	0	(49)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	MSC	4.610%	100	(12)	0	(12)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	100	(84)	0	(84)

						$(1,141)	$0	$(1,141)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$792	$90	$34	$56
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	594	68	16	52
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	693	79	16	63
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	594	68	27	41
CDX.HY-8 Index	(2.750%)	06/20/2012	MSC	515	59	22	37
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	792	90	31	59
CDX.HY-9 Index	(3.750%)	12/20/2012	BEAR	495	59	9	50
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	600	32	8	24
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	5,300	289	45	244
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	1,000	54	4	50
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	1,000	54	5	49
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	400	22	2	20
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	2,700	147	49	98
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	24,800	137	(166)	303
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	9,100	50	(96)	146
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	8,300	46	(46)	92
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	9,600	53	(53)	106

					$1,397	$(93)	$1,490

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.350%	12/20/2012	DUB	$800	$11	$0	$11
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	700	9	0	9
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	300	6	0	6
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	1,800	9	0	9
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	100	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	1,300	(2)	(18)	16
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	2,120	(221)	(342)	121

					$(187)	$(360)	$173

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	1,000	$(7)	$3	$(10)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		4,100	(210)	(73)	(137)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,700	(159)	(1)	(158)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,400	(224)	(86)	(138)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		10,400	(162)	(43)	(119)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		2,500	(39)	(7)	(32)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		800	4	1	3
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	67,800	745	(19)	764
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$3,400	23	23	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		10,100	68	61	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,500	24	(15)	39
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		8,500	(91)	(73)	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		250	(10)	6	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		4,500	(171)	(144)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		2,700	(103)	70	(173)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		1,700	(65)	(53)	(12)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		1,800	(83)	125	(208)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		3,000	(109)	12	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		7,000	(255)	(54)	(201)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		900	(33)	(11)	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		1,700	(62)	(21)	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		1,700	(62)	10	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		21,900	(976)	(622)	(354)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(31)	(32)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		7,000	(312)	(193)	(119)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		2,100	(94)	(74)	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	(19)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(58)	(90)	32
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	3,200	19	2	17
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		3,200	19	2	17
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		800	(2)	(1)	(1)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		2,500	(8)	(2)	(6)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,600	(5)	(2)	(3)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		8,500	38	1	37
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		400	(9)	0	(9)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		400	(9)	0	(9)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		4,400	(201)	4	(205)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	4,100	(22)	(2)	(20)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,100	(22)	(2)	(20)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		500	19	21	(2)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,300	(36)	(29)	(7)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		2,500	43	42	1
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		1,600	(8)	(50)	42
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		2,000	7	(64)	71
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		1,400	(21)	12	(33)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,300	(39)	(232)	193
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	30	24	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		600	15	13	2
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		300	24	9	15
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(74)	(16)	(58)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		400	(68)	(41)	(27)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	600,000	0	(13)	13
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	21,500	(72)	0	(72)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		2,100	(5)	0	(5)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	400	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		500	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		1,700	(26)	0	(26)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		600	(14)	0	(14)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		1,100	(19)	0	(19)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		1,200	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		5,400	(201)	(11)	(190)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		900	(29)	0	(29)
Pay	France CPI ex-Tobacco Index	2.070%	09/14/2012	BCLY		700	(26)	0	(26)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		400	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		300	(4)	0	(4)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	(83)	4	(87)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,600	(149)	2	(151)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		1,100	(118)	0	(118)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		200	(37)	0	(37)

							$(3,624)	$(1,659)	$(1,965)

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	LMEX Copper December Futures	$(6,860.000)	12/15/2008	CSFB	0	$118	$0	$118
Receive	LMEX Copper December Futures	6,770.000	12/16/2009	CSFB	0	(98)	0	(98)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	170	35	0	35
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	240	18	0	18
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	240	(2)	0	(2)
Pay	NYMEX Natural Gas November Futures	(8.390)	10/28/2009	JPM	170	(27)	0	(27)

						$44	$0	$44

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJAIGTR Index	52,186	3-Month U.S. Treasury Bill rate plus a specified spread	$18,460	12/29/2008	BCLY	$942
Receive	DJAIGTR Index	311,281	3-Month U.S. Treasury Bill rate plus a specified spread	110,110	12/29/2008	BCLY	(5,623)
Receive	DJAIGTR Index	530,076	3-Month U.S. Treasury Bill rate plus a specified spread	177,600	10/16/2008	CSFB	191
Receive	DJAIGTR Index	19,026	3-Month U.S. Treasury Bill rate plus a specified spread	6,730	10/29/2008	MLP	(343)
Pay	DJAIGTR Index	4,240	3-Month U.S. Treasury Bill rate plus a specified spread	1,500	10/29/2008	MSC	77
Receive	DJAIGTR Index	536,365	3-Month U.S. Treasury Bill rate plus a specified spread	193,260	10/29/2008	MSC	(9,869)
Receive	DJAIGTR Index	38,589	3-Month U.S. Treasury Bill rate plus a specified spread	13,650	10/29/2008	UBS	(697)

							$(15,322)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance(7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas December Futures	$0.069	11/23/2010	GSC	$600	$4	$0	$4
Pay	NYMEX WTI Crude December Futures	0.246	11/17/2008	GSC	300	(1)	0	(1)
Pay	NYMEX WTI Crude December Futures	0.101	11/16/2010	GSC	510	(2)	0	(2)

						$1	$0	$1

(7)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j) Purchased options outstanding on September 30, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX Natural Gas June Futures	$12.000	05/25/2012	10	$101	$38
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	15	132	183

				$233	$221

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	158	$2	$2
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	402	7	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	424	8	7

				$17	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$300	$3	$2
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	100	1	1

							$13	$10

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$76.000	11/06/2008	$35,000	$4	$0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	91.000	10/27/2008	20,000	2	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	93.500	10/27/2008	58,000	4	3
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	98.000	10/15/2008	11,600	1	2
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	99.000	10/15/2008	23,900	2	0

				$13	$7

(k) Written options outstanding on September 30, 2008:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	15	$132	$229
Call - OTC NYMEX WTI Crude June Futures	250.000	05/17/2012	16	101	41

				$233	$270

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	99	$66	$80
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	3	2	2
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	10	8	15
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	14	13	17
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	1,500,000	60	91
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	1,000,000	44	70
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	96	49	123
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	10	7	8
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	1,500,000	81	200
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	1,000,000	82	113

				$412	$719

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	$100	$3	$3
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	58
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	25
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	57
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	25

							$140	$177

(l) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(8)
Fannie Mae	5.500%	10/01/2038	$9,000	$8,857	$8,965
Fannie Mae	6.000%	10/01/2038	21,500	21,869	21,759
Fannie Mae	6.000%	12/01/2099	1,000	1,029	1,019
Freddie Mac	5.000%	10/01/2038	700	689	681
Freddie Mac	5.500%	10/01/2038	16,200	16,070	16,096
Freddie Mac	6.000%	10/01/2038	2,300	2,323	2,326
Ginnie Mae	6.500%	10/01/2038	300	310	307
Treasury Inflation Protected Securities	0.625%	04/15/2013	1,766	1,669	1,669
Treasury Inflation Protected Securities	1.375%	07/15/2018	8,540	7,915	7,903
U.S. Treasury Bonds	5.000%	05/15/2037	15,100	16,995	17,041
U.S. Treasury Bonds	7.500%	11/15/2024	500	689	696
U.S. Treasury Notes	2.500%	03/31/2013	9,000	8,795	8,895
U.S. Treasury Notes	3.500%	02/15/2018	13,100	12,769	12,914
U.S. Treasury Notes	4.250%	08/15/2014	3,900	4,129	4,185

				$104,108	$104,456

(8)	Market value includes $524 of interest payable on short sales.

(m) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	13	12/2008	$0	$(1)	$(1)
Sell		HSBC	1,744	12/2008	102	0	102
Buy		JPM	10,053	12/2008	0	(657)	(657)
Sell		MSC	3,990	12/2008	134	0	134
Sell		RBC	13	12/2008	0	0	0
Buy		UBS	2,317	12/2008	0	(51)	(51)
Sell		UBS	1,096	12/2008	33	0	33
Buy		RBC	13	06/2009	0	0	0
Sell	CHF	MSC	222	12/2008	2	0	2
Buy	CNY	BCLY	5,610	12/2008	0	(7)	(7)
Buy		BCLY	431	03/2009	1	0	1
Sell		BCLY	280	03/2009	0	0	0
Buy		CITI	539	03/2009	2	0	2
Buy		HSBC	212	03/2009	1	0	1
Sell		HSBC	171	03/2009	0	0	0
Sell		JPM	732	03/2009	0	(1)	(1)
Buy		DUB	5,298	07/2009	0	(58)	(58)
Buy		HSBC	4,048	07/2009	0	(36)	(36)
Buy		BCLY	3,170	09/2009	0	(13)	(13)
Buy		HSBC	4,795	09/2009	0	(19)	(19)
Buy	EUR	BCLY	175	10/2008	0	(9)	(9)
Buy		BOA	1,145	10/2008	0	(78)	(78)
Buy		CITI	651	10/2008	0	(38)	(38)
Sell		CITI	239	10/2008	0	(1)	(1)
Buy		CSFB	454	10/2008	0	(28)	(28)
Sell		UBS	2,986	10/2008	167	0	167
Buy	GBP	BCLY	276	10/2008	0	(16)	(16)
Buy		CITI	1,904	10/2008	0	(113)	(113)
Buy		JPM	721	10/2008	0	(56)	(56)
Buy		UBS	164	10/2008	0	(13)	(13)
Sell		UBS	3,752	11/2008	129	0	129
Buy	JPY	BCLY	88,760	10/2008	0	(1)	(1)
Sell		BCLY	98,760	10/2008	7	0	7
Sell		DUB	686,646	10/2008	0	(119)	(119)
Sell		BCLY	88,760	11/2008	2	0	2
Buy	MXN	BCLY	14	11/2008	0	0	0
Sell		BCLY	5,111	11/2008	31	0	31
Sell		CITI	1,494	11/2008	4	0	4
Buy		HSBC	14	11/2008	0	0	0
Buy		JPM	14	11/2008	0	0	0
Buy		RBC	6,564	11/2008	0	(22)	(22)
Buy		CITI	1,494	05/2009	0	(4)	(4)
Buy	MYR	BCLY	1,284	11/2008	0	(26)	(26)
Sell		BCLY	2,831	11/2008	0	(9)	(9)
Buy		JPM	1,582	02/2009	0	(31)	(31)
Sell	PHP	BCLY	25,902	11/2008	0	(6)	(6)
Buy		HSBC	7,000	11/2008	0	(10)	(10)
Buy		JPM	7,100	11/2008	0	(9)	(9)
Buy		BCLY	1,600	02/2009	0	(2)	(2)
Buy		DUB	800	02/2009	0	(1)	(1)
Buy		HSBC	2,010	02/2009	0	(2)	(2)
Buy		JPM	3,374	02/2009	0	(3)	(3)
Buy		MLP	600	02/2009	0	(1)	(1)
Buy		MSC	2,000	02/2009	0	(2)	(2)
Buy		RBS	600	02/2009	0	(1)	(1)
Buy	PLN	HSBC	2,543	05/2009	0	(82)	(82)
Sell	RUB	BCLY	38,066	11/2008	40	0	40
Buy		DUB	22,511	11/2008	0	(39)	(39)
Buy		HSBC	25,696	11/2008	0	(46)	(46)
Sell		HSBC	14,416	11/2008	16	0	16
Buy		HSBC	4,474	05/2009	0	(14)	(14)
Buy	SGD	BCLY	962	11/2008	0	(31)	(31)
Buy		BOA	462	11/2008	0	(18)	(18)
Buy		CITI	28	11/2008	0	0	0
Buy		JPM	29	11/2008	0	0	0
Buy		UBS	462	11/2008	0	(18)	(18)

					$671	$(1,692)	$(1,021)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$907,144	$2,054	$909,198
Short Sales, at value	0	(103,932)	0	(103,932)
Other Financial Instruments++	808	(5,211)	(12,430)	(16,833)

Total	$808	$798,001	$(10,376)	$788,433

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$2,931	$1,169	$(1)	$443	$(394)	$(2,094)	$2,054
Other Financial Instruments++	(1,218)	491	0	(528)	(11,079)	(96)	(12,430)

Total	$1,713	$1,660	$(1)	$(85)	$(11,473)	$(2,190)	$(10,376)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2008 (Unaudited)

		Principal
		Amount	Value
	(000s)		(000s)
BERMUDA 0.3%
BW GAS Ltd.
6.625% due 06/28/2017		$480	$495

Total Bermuda (Cost $478)			495

BRAZIL 16.8%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,100	864
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		17,682	8,250
10.000% due 01/01/2017		7,490	3,136
Brazilian Government International Bond
6.000% due 01/17/2017		$429	415
7.125% due 01/20/2037		100	103
7.875% due 03/07/2015		3,625	3,882
8.250% due 01/20/2034		2,590	2,940
8.750% due 02/04/2025		1,700	2,002
8.875% due 04/15/2024		350	419
10.250% due 01/10/2028	BRL	850	395
11.000% due 08/17/2040		$2,000	2,512
12.500% due 01/05/2016	BRL	500	274
Embraer Overseas Ltd.
6.375% due 01/24/2017		$300	278
Empresa Energetica de Sergipe
10.500% due 07/19/2013		200	218
GTL Trade Finance, Inc.
7.250% due 10/20/2017		400	384
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	289
8.800% due 01/30/2017		700	674
Vale Overseas Ltd.
6.250% due 01/23/2017		500	469
6.875% due 11/21/2036		200	179

Total Brazil (Cost $28,588)			27,683

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	237

Total Cayman Islands (Cost $243)			237

CHILE 1.5%
CODELCO, Inc.
5.625% due 09/21/2035		$200	166
6.150% due 10/24/2036		2,300	2,117
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	214

Total Chile (Cost $2,807)			2,497

CHINA 0.7%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	152
Export-Import Bank of China
4.875% due 07/21/2015		550	521
Sino-Forest Corp.
9.125% due 08/17/2011		500	498

Total China (Cost $1,264)			1,171

COLOMBIA 4.9%
Colombia Government International Bond
7.375% due 01/27/2017		$2,800	2,940
7.375% due 09/18/2037		1,130	1,134
8.250% due 12/22/2014		2,825	3,079
10.375% due 01/28/2033		225	307
10.750% due 01/15/2013		$400	470
12.000% due 10/22/2015	COP	457,000	220

Total Colombia (Cost $8,225)			8,150

EGYPT 0.6%
Petroleum Export Ltd.
5.265% due 06/15/2011		$391	389
Petroleum Export Ltd. II
6.340% due 06/20/2011		599	609

Total Egypt (Cost $981)			998

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	587
El Salvador Government International Bond
8.500% due 07/25/2011		150	158

Total El Salvador (Cost $842)			745

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$570	637

Total Guatemala (Cost $570)			637

INDIA 0.4%
ICICI Bank Ltd.
5.750% due 01/12/2012		$700	630

Total India (Cost $699)			630

INDONESIA 1.8%
Indonesia Government International Bond
6.875% due 03/09/2017		$2,200	2,039
Majapahit Holding BV
7.250% due 10/17/2011		253	245
7.250% due 06/28/2017		400	354
7.875% due 06/29/2037		400	298

Total Indonesia (Cost $3,215)			2,936

KAZAKHSTAN 1.6%
Intergas Finance BV
6.375% due 05/14/2017		$300	216
6.875% due 11/04/2011		600	540
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	275
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,857	1,583

Total Kazakhstan (Cost $3,071)			2,614

MALAYSIA 0.3%
Malaysia Government International Bond
8.750% due 06/01/2009		$120	124
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	268
TNB Capital L Ltd.
5.250% due 05/05/2015		100	92

Total Malaysia (Cost $515)			484

MEXICO 7.5%
America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,272
5.750% due 01/15/2015		200	189
8.460% due 12/18/2036	MXN	5,400	436
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146
C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	97
C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,100	1,031
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	186
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,500	1,327
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	102
Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	734
Mexico Government International Bond
6.750% due 09/27/2034		$3,480	3,506
7.500% due 04/08/2033		2,460	2,694

		Shares
Mexico Government International Bond Warrants
0.000% due 10/09/2008		1	6

		Principal
		Amount
	(000s)
Pemex Project Funding Master Trust
6.625% due 06/15/2035		$250	230
6.625% due 06/15/2038		200	182
Vitro SAB de C.V.
8.625% due 02/01/2012		150	119
9.125% due 02/01/2017		50	33

Total Mexico (Cost $13,140)			12,290

NETHERLANDS 0.5%
Rabobank Nederland NV
3.209% due 05/19/2010		$770	768

Total Netherlands (Cost $770)			768

NEW ZEALAND 0.2%
ANZ National International Ltd.
6.200% due 07/19/2013		$400	397

Total New Zealand (Cost $400)			397

PANAMA 5.3%
Panama Government International Bond
6.700% due 01/26/2036		$600	570
7.125% due 01/29/2026		2,165	2,230
7.250% due 03/15/2015		1,150	1,199
8.875% due 09/30/2027		780	948
9.375% due 04/01/2029		3,053	3,801

Total Panama (Cost $8,991)			8,748

PERU 2.2%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	1,460
7.350% due 07/21/2025		500	500
8.375% due 05/03/2016		1,555	1,664

Total Peru (Cost $3,870)			3,624

PHILIPPINES 2.8%
Philippine Government International Bond
6.375% due 01/15/2032		$100	93
8.375% due 02/15/2011		3,600	3,870
8.875% due 03/17/2015		74	83
9.500% due 02/02/2030		400	497

Total Philippines (Cost $4,529)			4,543

QATAR 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	911
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	$226

Total Qatar (Cost $1,170)			1,137

RUSSIA 23.5%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$9,510	9,335
Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	301
5.875% due 06/01/2015		200	213
6.212% due 11/22/2016		$2,200	1,706
7.288% due 08/16/2037		1,900	1,336
8.625% due 04/28/2034		6,540	6,115
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	985
Gazprom International S.A.
7.201% due 02/01/2020		684	619
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	132
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	136
7.175% due 05/16/2013		1,900	1,616
Russia Government International Bond
7.500% due 03/31/2030		9,934	10,180
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	159
6.625% due 03/20/2017		1,700	1,109
7.500% due 07/18/2016		2,100	1,475
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	638
8.700% due 08/07/2018		1,200	1,075
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	309
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	905
VTB Capital S.A.
6.609% due 10/31/2012		300	242

Total Russia (Cost $45,861)			38,586

SOUTH AFRICA 1.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	520
5.875% due 05/30/2022		$1,430	1,216
6.500% due 06/02/2014		750	737
7.375% due 04/25/2012		310	318

Total South Africa (Cost $3,005)			2,791

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	107
Korea Development Bank
5.750% due 09/10/2013		15	14
KT Corp.
4.875% due 07/15/2015		100	89

Total South Korea (Cost $223)			210

SWITZERLAND 0.5%
Credit Suisse New York
5.000% due 05/15/2013		$100	93
UBS AG
5.750% due 04/25/2018		300	261
5.875% due 12/20/2017		480	427

Total Switzerland (Cost $878)			781

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	658

Total Trinidad And Tobago (Cost $697)			658

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	671
7.375% due 04/25/2012		$800	837

Total Tunisia (Cost $1,456)			1,508

UKRAINE 2.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	275
6.385% due 06/26/2012		$300	259
6.450% due 08/05/2009		1,150	1,104
6.875% due 03/04/2011		700	658
7.650% due 06/11/2013		1,300	1,086

Total Ukraine (Cost $3,864)			3,382

UNITED KINGDOM 0.5%
Barclays Bank PLC
7.700% due 04/29/2049		$650	573
HBOS PLC
6.750% due 05/21/2018		400	336

Total United Kingdom (Cost $1,048)			909

UNITED STATES 27.2%
Asset-Backed Securities 0.6%
Ford Credit Auto Owner Trust
3.908% due 06/15/2012		$1,000	975

Corporate Bonds & Notes 5.9%
American International Group, Inc.
8.175% due 05/15/2058		900	144
Bank of America Corp.
8.000% due 12/29/2049		1,100	872
8.125% due 12/29/2049		800	647
Citigroup Capital XXI
8.300% due 12/21/2077		840	626
Citigroup, Inc.
5.500% due 04/11/2013		700	612
8.400% due 04/29/2049		1,700	1,159
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		200	167
6.750% due 10/01/2037		1,100	735
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	501
John Deere Capital Corp.
3.567% due 06/10/2011		800	802
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,050	931
Morgan Stanley
5.950% due 12/28/2017		1,900	1,192
6.000% due 04/28/2015		1,200	817
Wachovia Corp.
5.500% due 05/01/2013		250	207
Wells Fargo Capital XIII
7.700% due 12/29/2049		300	262

			9,674

Mortgage-Backed Securities 1.5%
American Home Mortgage Assets
3.417% due 10/25/2046		155	61
American Home Mortgage Investment Trust
5.660% due 09/25/2045		39	26
Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049		200	170
5.936% due 02/10/2051		200	171
Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036		17	15
Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035		15	13
5.474% due 05/25/2047		88	74
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		100	86
Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037		181	127
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	174
Countrywide Alternative Loan Trust
3.382% due 12/20/2046		213	130
3.398% due 07/20/2046		104	64
3.537% due 11/20/2035		42	27
3.855% due 12/25/2035		54	33
GSR Mortgage Loan Trust
5.178% due 01/25/2036		37	33
Indymac Index Mortgage Loan Trust
3.447% due 07/25/2035		9	6
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		200	173
5.794% due 02/12/2051		200	170
5.937% due 02/12/2049		100	85
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		168	141
Morgan Stanley Capital I
5.809% due 12/12/2049		200	171
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		20	17
Residential Accredit Loans, Inc.
3.407% due 12/25/2046		700	282
WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		112	59
5.468% due 02/25/2037		106	89
Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		39	31

			2,428

U.S. Government Agencies 19.2%
Fannie Mae
5.000% due 03/01/2038 - 05/01/2038 (d)		2,795	2,726
5.000% due 10/01/2038 - 11/01/2038		4,500	4,378
5.500% due 06/01/2037 - 08/01/2037 (d)		1,374	1,372
5.500% due 10/01/2038		12,900	12,850
6.000% due 01/01/2033 - 10/01/2038		1,784	1,807
6.000% due 03/01/2036 - 05/01/2038 (d)		7,870	7,982
Freddie Mac
5.704% due 03/01/2036		531	535

			31,650

Total United States (Cost $48,581)			44,727

URUGUAY 2.0%
Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	4,933	175
5.000% due 09/14/2018 (b)		6,806	325
7.625% due 03/21/2036		$400	382
8.000% due 11/18/2022		2,122	2,132
9.250% due 05/17/2017		200	226

Total Uruguay (Cost $3,424)			3,240

VENEZUELA 5.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$1,350	732
5.375% due 04/12/2027		600	268
Venezuela Government International Bond
3.791% due 04/20/2011		1,200	986
5.375% due 08/07/2010		3,850	3,426
5.750% due 02/26/2016		770	503
6.000% due 12/09/2020		1,900	1,088
8.500% due 10/08/2014		500	395
9.375% due 01/13/2034		50	35
10.750% due 09/19/2013		1,850	1,707

Total Venezuela (Cost $11,593)			9,140

VIETNAM 0.1%
Vietnam Government International Bond
6.875% due 01/15/2016		$100	94

Total Vietnam (Cost $99)			94

SHORT-TERM INSTRUMENTS 1.9%
Repurchase Agreements 0.4%
State Street Bank and Trust Co.
1.000% due 10/01/2008		$579	579
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $592. Repurchase proceeds are $579.)

U.S. Treasury Bills 1.5%
1.149% due 11/28/2008 - 12/26/2008 (a)(c)		2,500	2,487

Total Short-Term Instruments (Cost $3,075)			3,066

Total Investments 115.5% (Cost $208,172)			$189,876
Written Options (g) (0.0%) (Premiums $26)			(37)
Other Assets and Liabilities (Net) (15.5%)			(25,412)

Net Assets 100.0%			$164,427

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,238 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $10,885 at a weighted average interest rate of 3.140%. On September 30, 2008, securities valued at $11,898 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $1,087 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	16	$(4)
90-Day Eurodollar December Futures	Long	12/2009	615	509

				$505

(f) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	$100	$29	$0	$29
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	BOA	9.326%	100	29	0	29
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	BOA	9.326%	100	28	0	28

						$86	$0	$86

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	1.360%	08/20/2011	BCLY	1.301%	$600	$2	$0	$2
Brazilian Government International Bond 12.250% due 03/06/2030	0.410%	04/20/2009	JPM	0.411%	790	2	0	2
Brazilian Government International Bond 12.250% due 03/06/2030	2.100%	08/20/2016	MSC	2.085%	250	1	0	1
CEMEX SAB de C.V. 9.625% due 10/01/2009	1.050%	12/20/2016	JPM	3.803%	500	(77)	0	(77)
Colombia Government International Bond 10.375% due 01/28/2033	0.760%	03/20/2010	MSC	1.040%	250	(1)	0	(1)
Colombia Government International Bond 10.375% due 01/28/2033	1.070%	01/20/2012	UBS	1.643%	1,000	(16)	0	(16)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	1,900	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	06/20/2009	BCLY	1.075%	790	0	0	0
Indonesia Government International Bond 6.750% due 03/10/2014	1.400%	12/20/2011	BCLY	3.088%	500	(24)	0	(24)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	12/20/2016	BCLY	4.066%	1,000	(103)	0	(103)
Indonesia Government International Bond 6.750% due 03/10/2014	2.280%	06/20/2013	CITI	3.574%	375	(19)	0	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	1.580%	12/20/2011	CITI	3.088%	100	(4)	0	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	2.290%	12/20/2016	CITI	4.066%	200	(21)	0	(21)
Indonesia Government International Bond 6.750% due 03/10/2014	2.330%	06/20/2013	DUB	3.574%	375	(18)	0	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	2.385%	09/20/2016	RBS	4.036%	200	(19)	0	(19)
Indonesia Government International Bond 6.750% due 03/10/2014	2.480%	09/20/2016	RBS	4.036%	1,000	(90)	0	(90)
Indonesia Government International Bond 6.750% due 03/10/2014	1.525%	12/20/2011	RBS	3.088%	1,400	(63)	0	(63)
Indonesia Government International Bond 6.750% due 03/10/2014	2.345%	12/20/2016	RBS	4.066%	100	(10)	0	(10)
Indonesia Government International Bond 6.750% due 03/10/2014	2.320%	06/20/2013	UBS	3.574%	1,000	(50)	0	(50)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	1,000	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%	3,000	(3)	0	(3)
JSC Gazprom 9.625% due 03/01/2013	0.945%	10/20/2011	UBS	4.240%	2,500	(212)	0	(212)
Malaysia Government International Bond 7.500% due 07/15/2011	0.380%	06/20/2009	JPM	1.000%	790	(3)	0	(3)
Mexico Government International Bond 11.500% due 05/15/2026	2.840%	01/04/2013	JPM	1.355%	1,600	103	0	103
Mexico Government International Bond 7.500% due 04/08/2033	0.695%	01/20/2017	UBS	1.726%	300	(20)	0	(20)
Panama Government International Bond 8.875% due 09/30/2027	0.500%	04/20/2009	DUB	0.854%	790	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	1.220%	10/20/2011	MSC	1.416%	500	0	0	0
Petroleos Mexicanos 9.500% due 09/15/2027	1.130%	04/20/2016	JPM	2.079%	1,400	(73)	0	(73)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	BCLY	2.622%	210	(6)	0	(6)
Philippine Government International Bond 10.625% due 03/16/2025	1.920%	09/20/2012	BCLY	2.622%	1,000	(24)	0	(24)
Philippine Government International Bond 10.625% due 03/16/2025	2.240%	03/20/2013	CITI	2.798%	1,700	(36)	0	(36)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	CITI	2.798%	5,600	(97)	0	(97)
Philippine Government International Bond 10.625% due 03/16/2025	2.380%	03/20/2013	CITI	2.798%	1,000	(16)	0	(16)
Philippine Government International Bond 10.625% due 03/16/2025	2.730%	03/20/2018	CITI	3.499%	1,400	(71)	0	(71)
Philippine Government International Bond 10.625% due 03/16/2025	2.770%	06/20/2018	CITI	3.524%	2,400	(121)	0	(121)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	12/20/2017	CITI	3.474%	700	(78)	0	(78)
Philippine Government International Bond 10.625% due 03/16/2025	2.340%	03/20/2013	DUB	2.798%	300	(5)	0	(5)
Philippine Government International Bond 10.625% due 03/16/2025	1.770%	09/20/2012	MSC	2.622%	40	(1)	0	(1)
Philippine Government International Bond 10.625% due 03/16/2025	2.440%	09/20/2017	MSC	3.447%	800	(52)	0	(52)
Philippine Government International Bond 10.625% due 03/16/2025	1.790%	09/20/2012	UBS	2.622%	160	(5)	0	(5)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	2.000%	10/20/2012	MSC	7.135%	400	(63)	0	(63)
Russia Government International Bond 7.500% due 03/31/2030	1.650%	07/20/2011	BCLY	7.047%	800	(100)	0	(100)
Russia Government International Bond 7.500% due 03/31/2030	1.870%	10/20/2012	CSFB	7.135%	200	(32)	0	(32)
Russia Government International Bond 7.500% due 03/31/2030	0.645%	04/20/2009	JPM	2.317%	790	(5)	0	(5)
Russia Government International Bond 7.500% due 03/31/2030	2.310%	01/21/2014	MLP	2.667%	525	(6)	0	(6)
Russia Government International Bond 7.500% due 03/31/2030	3.160%	10/02/2013	MLP	2.650%	450	17	0	17
Ukraine Government International Bond 7.650% due 06/11/2013	1.700%	03/20/2011	BCLY	6.568%	500	(53)	0	(53)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	MLP	6.817%	500	(72)	0	(72)
Ukraine Government International Bond 7.650% due 06/11/2013	1.600%	01/20/2012	MSC	6.817%	100	(14)	0	(14)
Ukraine Government International Bond 7.650% due 06/11/2013	1.560%	04/20/2009	MSC	5.404%	790	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	1.480%	03/20/2012	UBS	6.865%	1,000	(155)	0	(155)
Uruguay Government International Bond 7.875% due 01/15/2033	1.050%	01/20/2012	DUB	1.733%	1,000	(19)	0	(19)

						$(1,744)	$0	$(1,744)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	$2,800	$(54)	$4	$(58)
CDX.EM-9 Index	2.650%	06/20/2013	MLP	500	(10)	12	(22)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	1,300	15	0	15
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	400	5	0	5
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	200	2	0	2
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	300	3	0	3
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	400	5	0	5
CDX.IG-9 5 Year Index 30-100%	0.720%	12/20/2012	GSC	3,300	40	0	40

					$6	$16	$(10)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$2,200	$24	$17	$7
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,700	445	141	304
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		500	19	16	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		3,700	(135)	59	(194)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,800	(248)	(102)	(146)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	(11)	(18)	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(53)	33	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,200	(187)	92	(279)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,000	(133)	11	(144)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		2,100	(94)	(145)	51
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB	AUD	1,900	52	7	45
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	300	(2)	(6)	4
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	100	0	(2)	2
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		400	(2)	(10)	8

							$(325)	$93	$(418)

(g) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	21	$16	$17
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/21/2008	21	10	20

				$26	$37

(h) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(6)
U.S. Treasury Notes	2.500%	03/31/2013	$650	$641	$641

(6)	Market value includes $1 of interest payable on short sales.

(i) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	CSFB	15,551	12/2008	$306	$0	$306
Buy		DUB	130	12/2008	0	(13)	(13)
Sell		HSBC	8,978	12/2008	549	0	549
Buy		MSC	2,103	12/2008	0	(153)	(153)
Sell		MSC	73	12/2008	2	0	2
Sell		UBS	4,016	12/2008	261	0	261
Buy	CLP	MSC	50,032	12/2008	0	(13)	(13)
Sell		MSC	476,500	12/2008	141	0	141
Buy		JPM	431,978	05/2009	0	(136)	(136)
Buy	CNY	DUB	2,916	10/2008	0	0	0
Sell		DUB	6,228	10/2008	3	0	3
Buy		JPM	3,312	10/2008	1	0	1
Buy		BCLY	4,342	11/2008	0	(10)	(10)
Buy		BOA	1,371	11/2008	0	(3)	(3)
Buy		DUB	7,069	11/2008	0	(16)	(16)
Buy		HSBC	1,725	11/2008	0	(4)	(4)
Buy		JPM	2,370	11/2008	0	(6)	(6)
Buy		UBS	3,679	11/2008	0	(9)	(9)
Buy		JPM	2,990	09/2009	3	0	3
Sell	COP	BCLY	28,912	12/2008	3	0	3
Sell		CITI	37,280	12/2008	3	0	3
Sell		MSC	518,781	12/2008	33	0	33
Buy	CZK	DUB	861	12/2008	2	0	2
Buy	EUR	CITI	1,551	10/2008	6	0	6
Sell		CITI	1,552	10/2008	0	(5)	(5)
Buy		JPM	79	10/2008	0	(5)	(5)
Sell		UBS	1,630	10/2008	91	0	91
Sell	GBP	UBS	952	11/2008	33	0	33
Buy	IDR	BCLY	4,424,640	10/2008	0	(12)	(12)
Sell		DUB	120,189	10/2008	0	0	0
Buy	ILS	BCLY	42	11/2008	1	0	1
Buy		HSBC	42	11/2008	1	0	1
Sell		HSBC	85	11/2008	0	(1)	(1)
Buy	JPY	BCLY	84,225	10/2008	0	(1)	(1)
Sell		BCLY	16,054	10/2008	1	0	1
Sell		CITI	106,296	10/2008	0	(1)	(1)
Sell		CSFB	31,881	10/2008	0	0	0
Buy		HSBC	88,707	10/2008	0	(16)	(16)
Buy		MLP	87,626	10/2008	0	(16)	(16)
Buy		RBS	96,049	10/2008	0	(12)	(12)
Sell		UBS	106,327	10/2008	0	(1)	(1)
Sell		BCLY	84,225	11/2008	2	0	2
Buy	MXN	BCLY	1,042	11/2008	0	(6)	(6)
Buy		CITI	13,710	11/2008	0	(40)	(40)
Sell		CITI	218	11/2008	0	0	0
Buy		HSBC	607	11/2008	0	(3)	(3)
Buy		JPM	607	11/2008	0	(3)	(3)
Sell		MSC	533	11/2008	2	0	2
Sell		RBC	18,222	11/2008	61	0	61
Buy		UBS	3,007	11/2008	0	(22)	(22)
Sell		CITI	13,710	05/2009	37	0	37
Buy	MYR	BCLY	1,548	11/2008	0	(24)	(24)
Sell		BCLY	4,032	11/2008	34	0	34
Buy		DUB	2,802	11/2008	0	(49)	(49)
Sell		DUB	498	11/2008	5	0	5
Buy		HSBC	98	11/2008	0	(1)	(1)
Sell		HSBC	929	11/2008	9	0	9
Buy		JPM	2,029	11/2008	0	(35)	(35)
Sell		UBS	996	11/2008	10	0	10
Sell	PHP	BCLY	39,004	11/2008	21	0	21
Sell		DUB	31,697	11/2008	16	0	16
Buy		HSBC	23,000	11/2008	0	(32)	(32)
Buy		JPM	23,100	11/2008	0	(28)	(28)
Sell		JPM	10,591	11/2008	5	0	5
Buy		BCLY	5,400	02/2009	0	(6)	(6)
Buy		DUB	2,600	02/2009	0	(3)	(3)
Buy		HSBC	6,430	02/2009	0	(7)	(7)
Buy		JPM	9,052	02/2009	0	(7)	(7)
Buy		MLP	2,000	02/2009	0	(3)	(3)
Buy		MSC	7,200	02/2009	0	(8)	(8)
Buy		RBS	2,000	02/2009	0	(3)	(3)
Buy		LEH	1,300	12/2010	0	(1)	(1)
Sell		LEH	1,300	12/2010	0	(1)	(1)
Sell	PLN	DUB	700	11/2008	27	0	27
Buy		HSBC	294	05/2009	0	(9)	(9)
Buy	RON	DUB	3,623	01/2009	0	(138)	(138)
Sell		DUB	3,623	01/2009	13	0	13
Sell	RUB	HSBC	28,354	11/2008	22	0	22
Buy		RBS	57,654	05/2009	0	(170)	(170)
Buy	SGD	BCLY	42	10/2008	0	(1)	(1)
Sell		CITI	501	10/2008	1	0	1
Buy		CSFB	188	10/2008	0	(6)	(6)
Buy		DUB	110	10/2008	0	(4)	(4)
Buy		JPM	690	10/2008	0	(23)	(23)
Sell		JPM	729	10/2008	3	0	3
Buy		UBS	200	10/2008	0	(6)	(6)
Buy		BCLY	197	11/2008	0	(6)	(6)
Sell		BCLY	56	11/2008	1	0	1
Buy		BOA	95	11/2008	0	(4)	(4)
Buy		CITI	140	11/2008	0	(2)	(2)
Sell		DUB	225	11/2008	3	0	3
Buy		JPM	144	11/2008	0	(2)	(2)
Buy		UBS	95	11/2008	0	(4)	(4)
Buy		CITI	501	12/2008	0	(1)	(1)
Buy		JPM	727	12/2008	0	(3)	(3)
Buy	SKK	MSC	1,079	01/2009	0	(5)	(5)
Buy	ZAR	BCLY	643	12/2008	0	(3)	(3)
Sell		JPM	12,298	12/2008	58	0	58
Buy		UBS	11,561	12/2008	2	0	2

					$1,772	$(1,102)	$670

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008

Investments, at value	$0	$189,134	$742	$189,876
Short Sales, at value	0	(640)	0	(640)
Other Financial Instruments++	505	(1,522)	69	(948)

Total	$505	$186,972	$811	$188,288

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008

Investments, at value	$0	$730	$1	$0	$11	$0	$742
Other Financial Instruments++	(7)	0	0	0	(118)	194	69

Total	$(7)	$730	$1	$0	$(107)	$194	$811

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (Unhedged)

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA 11.5%
Canada Housing Trust No. 1
3.600% due 06/15/2013	CAD	300	$279
Column Canada Issuer Corp.
5.147% due 05/12/2034		24	23
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		28	26

Total Canada (Cost $341)			328

GERMANY 11.0%
Republic of Germany
4.750% due 07/04/2034	EUR	100	143
6.250% due 01/04/2030		100	169

Total Germany (Cost $318)			312

UNITED STATES 24.0%
U.S. Government Agencies 24.0%
Fannie Mae
5.000% due 10/01/2038		$600	584
Ginnie Mae
6.000% due 09/20/2038		100	101

Total United States (Cost $694)			685

SHORT-TERM INSTRUMENTS 26.4%
Commercial Paper 3.5%
HSBC Americas, Inc.
2.770% due 10/15/2008		$100	100

Repurchase Agreements 22.9%
State Street Bank and Trust Co.
1.000% due 10/01/2008		655	655
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $668. Repurchase proceeds are $655.)

Total Short-Term Instruments (Cost $755)			755

PURCHASED OPTIONS (c) 0.0% (Cost $0)			1
Total Investments 72.9% (Cost $2,108)			$2,081
Other Assets and Liabilities (Net) 27.1%			773

Net Assets 100.0%			$2,854

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Cash of $132 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Long	12/2008	1	$0
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	4	3
90-Day Euribor December Futures	Long	12/2008	1	0
90-Day Euribor December Futures	Long	12/2009	2	4
90-Day Euribor March Futures	Long	03/2009	5	8
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	1	0
90-Day Eurodollar December Futures	Long	12/2008	3	(1)
90-Day Eurodollar December Futures	Long	12/2009	6	1
90-Day Eurodollar March Futures	Long	03/2009	5	1
Euro-Bobl December Futures	Long	12/2008	3	3
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	3	0
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	1	0
Japan Government 10-Year Bond December Futures	Long	12/2008	1	6
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1	1

				$26

(b) Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		$900	$5	$2	$3
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	1	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(27)	(26)	(1)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC	GBP	100	0	0	0
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		300	(1)	(1)	0
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	BCLY	JPY	20,000	(1)	1	(2)

							$(28)	$(23)	$(5)

(c) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$99.000	11/21/2008	1	$0	$0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	91.000	11/21/2008	1	0	0

				$0	$0

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	125.000	11/05/2008		$1,000	$0	$0
Put - OTC EUR versus USD		$1.255	10/10/2008	EUR	900	0	1
Put - OTC GBP versus USD		1.495	10/08/2008	GBP	100	0	0

						$0	$1

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038	$72.000	12/04/2008	$600	$0	$0
Put - OTC Fannie Mae 5.500% due 11/01/2038	76.000	11/06/2008	600	0	0

				$0	$0

(d) Written options outstanding on September 30, 2008:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD	$1.390	10/07/2008	EUR	15	$0	$0
Put - OTC GBP versus USD	1.710	10/10/2008	GBP	7	0	0

					$0	$0

(e) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	BCLY	2	10/2008	$0	$0	$0
Buy		DUB	5	10/2008	0	0	0
Buy		UBS	8	10/2008	0	0	0
Buy	CAD	RBC	7	10/2008	0	0	0
Buy	CNY	BCLY	55	11/2008	0	0	0
Buy		BCLY	78	05/2009	0	(1)	(1)
Buy		CITI	131	05/2009	0	(1)	(1)
Buy		HSBC	33	05/2009	0	0	0
Sell		HSBC	34	05/2009	0	0	0
Buy		JPM	59	05/2009	0	(1)	(1)
Buy		MSC	26	05/2009	0	0	0
Buy		BCLY	19	07/2009	0	0	0
Buy		DUB	45	07/2009	0	0	0
Buy		HSBC	13	07/2009	0	0	0
Buy		JPM	26	07/2009	0	0	0
Buy		BCLY	25	05/2010	0	(1)	(1)
Buy		MLP	25	05/2010	0	(1)	(1)
Buy	DKK	MSC	133	12/2008	0	(1)	(1)
Sell	EUR	BCLY	6	10/2008	1	0	1
Sell		BOA	3	10/2008	0	0	0
Buy		CITI	904	10/2008	3	0	3
Sell		CITI	904	10/2008	0	(4)	(4)
Buy		DUB	5	10/2008	0	0	0
Buy		HSBC	4	10/2008	0	0	0
Buy		UBS	904	10/2008	0	(50)	(50)
Buy	GBP	HSBC	2	10/2008	0	0	0
Sell		UBS	11	10/2008	1	0	1
Buy		UBS	123	11/2008	0	(4)	(4)
Buy	JPY	DUB	122,622	10/2008	22	0	22
Buy		RBS	2,238	10/2008	0	0	0
Buy	MYR	BCLY	13	11/2008	0	0	0
Sell		BCLY	31	11/2008	0	0	0
Buy		HSBC	144	11/2008	0	(3)	(3)
Sell		HSBC	27	11/2008	0	0	0
Sell		JPM	33	11/2008	0	0	0
Sell	PHP	BCLY	46	11/2008	0	0	0
Buy		JPM	300	11/2008	0	(1)	(1)
Sell		JPM	365	11/2008	0	0	0
Buy		JPM	521	02/2009	0	0	0
Sell	RUB	DUB	124	11/2008	0	0	0
Buy		HSBC	383	11/2008	0	(1)	(1)
Sell		HSBC	248	11/2008	1	0	1
Buy	SEK	RBS	157	10/2008	0	(1)	(1)
Buy	SGD	BCLY	11	10/2008	0	(1)	(1)
Buy		JPM	20	10/2008	0	(1)	(1)
Sell		UBS	31	10/2008	0	0	0
Sell		BCLY	17	11/2008	0	0	0
Sell		DUB	9	11/2008	0	0	0
Buy		JPM	5	11/2008	0	0	0
Buy		UBS	31	11/2008	0	0	0

					$28	$(72)	$(44)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$2,081	$0	$2,081
Other Financial Instruments++	27	(50)	0	(23)

Total	$27	$2,031	$0	$2,058

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.8%
Medallion Trust
2.941% due 05/25/2035		$178	$168
Puma Finance Ltd.
7.520% due 08/22/2037	AUD	244	186
Torrens Trust
7.873% due 10/19/2038		408	317

Total Australia (Cost $788)			671

CANADA 4.0%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	474
Canada Housing Trust No. 1
3.550% due 09/15/2013		700	648
Canadian Government Bond
4.000% due 06/01/2016		600	579
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	200	281
Golden Credit Card Trust
5.106% due 04/15/2017	CAD	500	472
Province of Ontario Canada
4.700% due 06/02/2037		700	623
6.200% due 06/02/2031		200	213
Province of Quebec Canada
5.000% due 12/01/2038		100	91

Total Canada (Cost $3,531)			3,381

CAYMAN ISLANDS 0.5%
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$200	172
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	151
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	72

Total Cayman Islands (Cost $511)			395

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	46	9

Total Denmark (Cost $5)			9

FRANCE 6.6%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	278
Caisse Nationale des Caisses d’Epargne et de
Prevoyance
6.117% due 10/29/2049		100	92
CM-CIC Covered Bonds
5.250% due 06/09/2010		100	141
Credit Agricole S.A.
6.637% due 05/29/2049		$100	68
France Government Bond
4.000% due 10/25/2038	EUR	100	124
4.000% due 04/25/2055		100	122
4.750% due 04/25/2035		200	281
5.750% due 10/25/2032		2,650	4,238
Vivendi
5.750% due 04/04/2013		$200	196

Total France (Cost $5,742)			5,540

GERMANY 10.7%
Deutsche Bank AG
4.875% due 05/20/2013		$500	478
Driver One GmbH
4.683% due 10/21/2015	EUR	200	272
Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	105
Republic of Germany
3.750% due 01/04/2015	EUR	900	1,258
4.000% due 01/04/2037		100	127
4.250% due 07/04/2014		1,500	2,157
4.250% due 07/04/2039		200	266
4.750% due 07/04/2028		30	43
4.750% due 07/04/2034		300	428
5.500% due 01/04/2031		400	626
5.625% due 01/04/2028		650	1,026
6.250% due 01/04/2024		200	334
6.250% due 01/04/2030		500	849
6.500% due 07/04/2027		590	1,022

Total Germany (Cost $9,138)			8,991

ICELAND 0.1%
Glitnir Banki HF
3.255% due 01/18/2012		$100	76

Total Iceland (Cost $100)			76

IRELAND 0.7%
Bank of Ireland
3.072% due 12/19/2008		$100	100
Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	96	121
Ireland Government Bond
4.400% due 06/18/2019		300	412

Total Ireland (Cost $705)			633

ITALY 1.1%
AUTO Asset-Backed Securities
5.103% due 10/25/2020	EUR	200	273
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009		260	367
5.500% due 11/01/2010		110	159
Seashell Securities PLC
5.263% due 07/25/2028		50	71
Vela Home SRL
5.241% due 10/24/2027		73	100

Total Italy (Cost $987)			970

JAPAN 35.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	132
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	85
Japan Government Bond
0.900% due 12/20/2012	JPY	370,000	3,466
1.100% due 09/20/2012		750,000	7,092
1.500% due 12/20/2017		600,000	5,704
1.800% due 06/20/2017		10,000	98
2.400% due 03/20/2034		20,000	192
2.500% due 09/20/2035		220,000	2,155
2.500% due 06/20/2036		90,000	880
2.500% due 09/20/2036		20,000	195
2.500% due 09/20/2037		120,000	1,176
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		40,960	362
1.100% due 12/10/2016		387,490	3,468
1.154% due 02/28/2016		14,856	138
1.200% due 12/10/2017		244,740	2,186
1.400% due 06/10/2018		304,800	2,761
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	80

Total Japan (Cost $29,514)			30,170

JERSEY, CHANNEL ISLANDS 0.0%
Haus Ltd.
4.815% due 12/10/2037	EUR	12	17

Total Jersey, Channel Islands (Cost $12)			17

LIBERIA 0.2%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	161

Total Liberia (Cost $188)			161

LUXEMBOURG 0.2%
Silver Arrow S.A.
4.585% due 08/15/2014	EUR	145	203

Total Luxembourg (Cost $223)			203

NETHERLANDS 1.4%
Netherlands Government Bond
4.000% due 01/15/2037	EUR	200	251
Rabobank Nederland NV
3.209% due 05/19/2010		$800	798
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		100	100

Total Netherlands (Cost $1,154)			1,149

NEW ZEALAND 0.5%
ANZ National International Ltd.
6.200% due 07/19/2013		$400	397

Total New Zealand (Cost $400)			397

NORWAY 0.3%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	279

Total Norway (Cost $308)			279

RUSSIA 0.2%
Gaz Capital S.A.
7.343% due 04/11/2013		$100	91
8.146% due 04/11/2018		100	88

Total Russia (Cost $200)			179

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	132

Total South Korea (Cost $154)			132

SPAIN 4.6%
Bankinter S.A.
5.000% due 05/14/2010	EUR	400	558
MBS Bancaja Fondo De Titulizacion Activos
5.135% due 11/17/2035		98	127
Santander Hipotecario
5.143% due 07/15/2042		188	239
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	93
Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009		200	199
2.874% due 11/20/2009		100	99
Spain Government Bond
4.400% due 01/31/2015	EUR	1,800	2,536

Total Spain (Cost $4,024)			3,851

SWEDEN 0.4%
Stadshypotek AB
6.000% due 06/15/2011	SEK	2,000	297

Total Sweden (Cost $307)			297

SWITZERLAND 2.0%
Credit Suisse New York
5.000% due 05/15/2013		$800	742
UBS AG
3.714% due 05/05/2010		400	398
5.750% due 04/25/2018		500	436
5.875% due 12/20/2017		100	89

Total Switzerland (Cost $1,795)			1,665

UNITED KINGDOM 3.8%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	769
Barclays Bank PLC
6.050% due 12/04/2017		$300	279
7.700% due 04/29/2049		600	529
8.250% due 02/28/2049	GBP	100	159
HBOS PLC
5.920% due 09/29/2049		$300	177
6.750% due 05/21/2018		200	168
HSBC Holdings PLC
6.500% due 05/02/2036		400	331
Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	56
5.625% due 07/15/2049	EUR	40	55
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$200	194
United Kingdom Gilt
4.250% due 06/07/2032	GBP	300	504

Total United Kingdom (Cost $3,777)			3,221

UNITED STATES 92.8%
Asset-Backed Securities 9.2%
ACE Securities Corp.
3.257% due 07/25/2036		$31	30
3.257% due 08/25/2036		20	19
AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		243	241
Amortizing Residential Collateral Trust
3.497% due 07/25/2032		1	1
3.907% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029		1	1
Asset-Backed Funding Certificates
3.267% due 01/25/2037		79	74
BA Credit Card Trust
2.688% due 01/15/2013		500	487
3.068% due 04/15/2013		500	489
Bear Stearns Asset-Backed Securities Trust
3.277% due 12/25/2036		161	149
Capital Auto Receivables Asset Trust
3.408% due 03/15/2011		200	199
Chase Issuance Trust
2.478% due 07/15/2011		200	199
3.138% due 11/15/2011		900	893
3.388% due 05/16/2011		200	200
Citibank Omni Master Trust
4.188% due 03/20/2013		400	399
Citigroup Mortgage Loan Trust, Inc.
3.257% due 10/25/2036		4	4
Countrywide Asset-Backed Certificates
3.257% due 01/25/2037		5	5
3.287% due 06/25/2037		156	150
CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		2	2
Daimler Chrysler Auto Trust
3.337% due 10/08/2010		200	200
3.417% due 07/08/2011		500	497
First Alliance Mortgage Loan Trust
3.418% due 12/20/2027		2	1
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036		98	92
Ford Credit Auto Owner Trust
2.776% due 06/15/2009		220	219
3.388% due 01/15/2011		400	396
3.908% due 06/15/2012		300	292
Franklin Auto Trust
4.768% due 06/20/2012		200	199
GSR Mortgage Loan Trust
3.307% due 11/25/2030		2	2
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036		99	92
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037		70	68
Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		12	10
Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036		34	33
Morgan Stanley ABS Capital I
3.257% due 09/25/2036		58	57
Nelnet Student Loan Trust
3.330% due 04/27/2015		200	200
New Century Home Equity Loan Trust
3.377% due 02/25/2036		26	26
Residential Asset Securities Corp.
3.707% due 07/25/2032		5	4
SACO I, Inc.
3.267% due 05/25/2036		13	12
Sears Credit Account Master Trust
2.708% due 04/16/2013		200	198
Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036		4	4
SLM Student Loan Trust
3.364% due 10/25/2017		400	389
4.173% due 04/25/2023		900	903
Soundview Home Equity Loan Trust
3.287% due 01/25/2037		90	88
Structured Asset Securities Corp.
3.257% due 10/25/2036		74	71
3.497% due 01/25/2033		4	4
Wells Fargo Home Equity Trust
3.437% due 10/25/2035		50	49
3.447% due 10/25/2035		59	58
3.447% due 11/25/2035		41	40

			7,748

Corporate Bonds & Notes 28.4%
Allstate Life Global Funding II
3.461% due 05/21/2010		600	597
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	193
American Express Bank FSB
3.489% due 04/26/2010		300	279
3.839% due 05/29/2012		200	182
5.500% due 04/16/2013		300	275
American Express Co.
7.000% due 03/19/2018		400	354
American Express Credit Corp.
2.808% due 05/18/2009		100	97
5.109% due 05/27/2010		100	94
American International Group, Inc.
5.450% due 05/18/2017		300	151
5.850% due 01/16/2018		200	101
8.000% due 05/22/2038	EUR	500	134
8.175% due 05/15/2058		$400	64
AutoZone, Inc.
5.875% due 10/15/2012		1,000	983
Bank of America Corp.
4.625% due 02/07/2017	EUR	200	230
5.650% due 05/01/2018		$300	253
8.125% due 12/29/2049		500	405
Bank of America N.A.
3.404% due 05/12/2010		400	395
Bear Stearns Cos. LLC
3.029% due 01/31/2011		200	196
6.400% due 10/02/2017		100	94
6.950% due 08/10/2012		300	303
7.250% due 02/01/2018		1,000	964
Caterpillar Financial Services Corp.
4.001% due 06/25/2010		400	389
4.226% due 06/24/2011		500	482
Charter One Bank N.A.
2.845% due 04/24/2009		250	249
Citigroup Capital XXI
8.300% due 12/21/2077		200	149
Citigroup Funding, Inc.
3.852% due 05/07/2010		700	660
Citigroup, Inc.
3.809% due 12/26/2008		100	99
5.500% due 04/11/2013		800	699
6.500% due 08/19/2013		900	801
8.400% due 04/29/2049		200	136
Comcast Corp.
3.088% due 07/14/2009		200	196
Computer Sciences Corp.
5.000% due 02/15/2013		369	352
6.500% due 03/15/2018		200	192
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		152	151
Constellation Energy Group, Inc.
7.000% due 04/01/2012		900	910
CVS Caremark Corp.
5.750% due 08/15/2011		100	102
Daimler Finance North America LLC
5.750% due 05/18/2009		100	100
DR Horton, Inc.
6.000% due 04/15/2011		100	90
Duke Energy Carolinas LLC
6.050% due 04/15/2038		200	181
General Electric Capital Corp.
3.712% due 05/22/2013		200	191
4.800% due 05/01/2013		100	91
6.375% due 11/15/2067		100	81
GMAC LLC
4.054% due 05/15/2009		100	72
Goldman Sachs Group, Inc.
3.250% due 12/23/2008		200	197
3.270% due 12/23/2009		400	368
3.294% due 12/22/2008		100	99
5.375% due 02/15/2013	EUR	200	235
6.150% due 04/01/2018		$200	167
International Lease Finance Corp.
5.400% due 02/15/2012		100	74
iStar Financial, Inc.
5.150% due 03/01/2012		100	50
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	102
JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		10	10
JPMorgan Chase & Co.
3.336% due 06/25/2012		100	95
5.058% due 02/22/2021	CAD	100	86
6.000% due 01/15/2018		$500	457
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		600	551
JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	74
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	72
Kraft Foods, Inc.
6.250% due 06/01/2012		100	101
Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)		300	39
5.625% due 01/24/2013 (a)		300	39
6.875% due 05/02/2018 (a)		200	26
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	185
Merck & Co., Inc.
4.750% due 03/01/2015		100	98
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		100	100
3.234% due 12/22/2008		300	290
5.054% due 05/12/2010		700	675
6.875% due 04/25/2018		400	354
Metropolitan Life Global Funding I
5.125% due 04/10/2013		300	292
Morgan Stanley
4.904% due 05/14/2010		300	219
6.000% due 04/28/2015		700	477
6.625% due 04/01/2018		500	331
National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010		100	100
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	103
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		100	98
NGPL Pipe Co. LLC
7.119% due 12/15/2017		100	95
Nordstrom, Inc.
6.250% due 01/15/2018		200	187
Nucor Corp.
5.750% due 12/01/2017		100	96
Pactiv Corp.
6.400% due 01/15/2018		200	197
Pricoa Global Funding I
3.613% due 06/04/2010		800	796
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	200
Quest Diagnostics, Inc.
5.450% due 11/01/2015		200	190
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	86
Safeway, Inc.
4.950% due 08/16/2010		100	100
Sprint Nextel Corp.
6.000% due 12/01/2016		100	77
State Street Capital Trust IV
3.819% due 06/15/2037		100	66
Target Corp.
7.000% due 01/15/2038		200	188
Time Warner, Inc.
3.034% due 11/13/2009		100	96
U.S. Bancorp
3.739% due 04/28/2009		100	99
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,015
Valero Energy Corp.
4.750% due 06/15/2013		100	92
Verizon Communications, Inc.
5.500% due 04/01/2017		100	90
Viacom, Inc.
6.125% due 10/05/2017		200	182
6.250% due 04/30/2016		200	180
Wachovia Bank N.A.
3.250% due 03/23/2009		250	235
Wachovia Corp.
5.500% due 05/01/2013		400	331
Wells Fargo & Co.
4.375% due 01/31/2013		100	92
Xerox Corp.
9.750% due 01/15/2009		200	203
Yum! Brands, Inc.
6.250% due 03/15/2018		200	186

			23,960

Mortgage-Backed Securities 9.7%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		207	141
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		155	151
5.421% due 04/10/2049		170	163
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		148	134
5.436% due 02/25/2036		203	177
BCAP LLC Trust
3.377% due 01/25/2037		232	143
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		253	237
4.150% due 08/25/2035		117	110
4.487% due 08/25/2033		21	20
Bear Stearns Alt-A Trust
3.367% due 02/25/2034		159	97
5.504% due 09/25/2035		102	82
5.577% due 11/25/2035		111	83
5.903% due 03/25/2036		214	133
6.250% due 08/25/2036		134	84
Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046		86	69
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		100	85
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		71	67
4.748% due 08/25/2035		42	40
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	101
Countrywide Alternative Loan Trust
3.398% due 03/20/2046		174	108
3.487% due 02/25/2037		141	92
3.537% due 11/20/2035		221	142
3.855% due 12/25/2035		304	186
4.355% due 11/25/2035		43	28
5.250% due 06/25/2035		50	41
6.000% due 04/25/2037		87	54
Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035		83	54
3.527% due 03/25/2035		164	98
3.537% due 02/25/2035		21	13
4.797% due 11/25/2034		36	31
Credit Suisse Mortgage Capital Certificates
5.863% due 01/25/2037		300	196
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		4	4
CSAB Mortgage-Backed Trust
3.307% due 06/25/2036		2	2
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		45	44
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		88	87
Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047		230	219
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	170
GSR Mortgage Loan Trust
5.178% due 01/25/2036		297	261
Harborview Mortgage Loan Trust
3.250% due 05/19/2035		76	49
5.150% due 05/19/2033		22	21
Indymac Index Mortgage Loan Trust
3.447% due 07/25/2035		75	49
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		67	52
JPMorgan Mortgage Trust
4.500% due 09/25/2034		131	130
Mellon Residential Funding Corp.
2.928% due 12/15/2030		37	35
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009		200	182
MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025		8	6
4.352% due 10/25/2035		68	63
Morgan Stanley Capital I
5.559% due 03/12/2044		100	89
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		241	207
Residential Accredit Loans, Inc.
3.357% due 02/25/2047		91	52
3.387% due 06/25/2046		227	142
3.417% due 04/25/2046		202	130
Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034		26	23
Structured Asset Mortgage Investments, Inc.
3.320% due 07/19/2034		10	8
3.360% due 09/19/2032		9	8
3.380% due 03/19/2034		19	17
3.417% due 05/25/2046		31	19
3.427% due 05/25/2036		230	142
3.427% due 09/25/2047		200	55
4.355% due 08/25/2047		97	55
TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037		70	66
5.970% due 09/25/2036		200	146
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046		126	121
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021		206	188
WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045		24	16
3.517% due 01/25/2045		22	15
3.747% due 12/25/2027		60	51
3.835% due 06/25/2046		114	69
3.855% due 02/25/2046		267	160
3.948% due 02/27/2034		23	22
4.569% due 09/25/2033		888	888
5.760% due 03/25/2033		49	49
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.795% due 07/25/2046		78	43
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034		111	103
4.500% due 11/25/2018		85	83
4.616% due 06/25/2035		246	226
4.950% due 03/25/2036		220	195
5.547% due 04/25/2036		39	26
5.594% due 07/25/2036		233	188

			8,136

Municipal Bonds & Notes 0.6%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		100	88
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	89
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		300	227
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	97

			501

		Shares
Preferred Stocks 0.8%
DG Funding Trust
5.051% due 12/31/2049		65	663

	Principal Amount (000s)
U.S. Government Agencies 44.0%
Fannie Mae
3.327% due 03/25/2034		$23	22
3.357% due 08/25/2034		14	13
3.557% due 09/25/2042		62	61
4.278% due 10/01/2044		76	75
4.503% due 11/01/2034		209	211
4.668% due 05/25/2035		91	94
4.942% due 12/01/2034		36	36
5.000% due 10/01/2038 - 11/01/2038		2,900	2,821
5.480% due 07/01/2018		200	198
5.500% due 11/01/2016 - 04/01/2048		5,160	5,105
6.000% due 11/01/2036 - 07/25/2044		5,564	5,613
6.500% due 08/01/2037		100	103
Freddie Mac
2.718% due 02/15/2019		321	313
2.988% due 12/15/2032		178	176
4.278% due 10/25/2044		148	143
4.500% due 03/15/2016		443	445
4.683% due 03/01/2035		304	307
4.981% due 04/01/2035		375	379
5.000% due 08/15/2020 - 05/01/2038		2,267	2,197
5.500% due 10/01/2038		2,600	2,583
5.714% due 02/01/2029		20	20
Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030		12	12
6.000% due 09/20/2038 - 10/22/2038		14,500	14,710
Small Business Administration
5.490% due 03/01/2028		1,476	1,474

			37,111

U.S. Treasury Obligations 0.1%
U.S. Treasury Strips
0.000% due 11/15/2021		100	55

Total United States (Cost $83,589)			78,174

SHORT-TERM INSTRUMENTS 10.4%
Commercial Paper 1.0%
Citibank N.A.
3.570% due 10/23/2008		400	399
3.580% due 10/23/2008		400	399

			798

Repurchase Agreements 5.9%
JPMorgan Chase Bank N.A.
2.000% due 10/01/2008		5,000	5,000
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $5,107. Repurchase proceeds are $5,000.)

U.S. Treasury Bills 3.5%
1.326% due 10/16/2008 - 12/26/2008 (b)(c)		3,000	2,985

Total Short-Term Instruments (Cost $8,791)			8,783

PURCHASED OPTIONS (g) 0.2% (Cost $178)			171
Total Investments 177.5% (Cost $156,121)			$149,515
Written Options (h) (0.3%) (Premiums $248)			(239)
Other Assets and Liabilities (Net) (77.2%)			(65,028)

Net Assets 100.0%			$84,248

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $2,737 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,779 at a weighted average interest rate of 2.438%. On September 30, 2008, there were no open reverse repurchase agreements.

(e) Cash of $766 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	19	$11
90-Day Euribor December Futures	Long	12/2008	12	2
90-Day Euribor June Futures	Long	06/2009	11	19
90-Day Euribor March Futures	Long	03/2009	42	58
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	27	1
90-Day Eurodollar December Futures	Long	12/2008	46	(77)
90-Day Eurodollar December Futures	Long	12/2009	41	(2)
90-Day Eurodollar March Futures	Long	03/2009	11	(7)
90-Day Eurodollar October Futures	Long	10/2008	35	(97)
Australia Government 3-Year Bond December Futures	Short	12/2008	3	(2)
Australia Government 10-Year Bond December Futures	Short	12/2008	4	(4)
Euro-Bobl December Futures	Short	12/2008	40	(65)
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	7	0
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Short	12/2008	10	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	27	21
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 104.000	Long	12/2008	35	0
Euro-Schatz December Futures	Long	12/2008	2	2
Euro-Schatz December Futures Put Options Strike @ EUR 100.500	Long	12/2008	2	0
U.S. Treasury 5-Year Note December Futures	Short	12/2008	39	1
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	20	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2009	8	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	33	16
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	9	20

				$(102)

(f) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	(0.620%	)	12/20/2012	BOA	0.880%	$1,000	$10	$0	$10
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.820%	)	09/20/2017	BCLY	1.400%	100	4	0	4
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%	)	03/20/2018	DUB	1.400%	1,000	38	0	38
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%	)	06/20/2012	BCLY	3.664%	100	11	0	11
Citigroup, Inc. 6.500% due 08/19/2013	(1.570%	)	09/20/2013	BNP	2.848%	900	46	0	46
Computer Sciences Corp. 5.000% due 02/15/2013	(0.570%	)	03/20/2013	BOA	0.595%	369	0	0	0
Computer Sciences Corp. 5.000% due 02/15/2013	(1.180%	)	03/20/2018	GSC	0.671%	200	(8)	0	(8)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(1.460%	)	06/20/2012	BOA	3.264%	900	49	0	49
CVS Caremark Corp. 5.750% due 08/15/2011	(0.550%	)	09/20/2011	RBS	0.447%	100	(1)	0	(1)
Daimler Finance N.A. LLC 5.750% due 05/18/2009	(0.380%	)	06/20/2009	CSFB	0.649%	100	0	0	0
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%	)	09/20/2013	BCLY	1.548%	100	3	0	3
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%	)	03/20/2012	RBS	15.354%	100	32	0	32
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.455%	)	06/20/2012	BOA	0.392%	200	0	0	0
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(3.550%	)	09/20/2013	CITI	4.404%	100	3	0	3
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.470%	)	06/20/2018	JPM	3.916%	100	15	0	15
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%	)	03/20/2012	BCLY	9.967%	100	24	0	24
iStar Financial, Inc. 5.150% due 03/01/2012	(0.450%	)	03/20/2012	CSFB	29.134%	100	45	0	45
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%	)	03/20/2010	DUB	1.598%	100	2	0	2
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%	)	03/20/2016	RBC	1.900%	100	10	0	10
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.750%	)	03/20/2018	BOA	1.400%	100	5	0	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	DUB	1.400%	100	5	0	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.740%	)	03/20/2018	DUB	1.400%	200	9	0	9
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%	)	06/20/2012	BEAR	0.710%	100	2	0	2
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%	)	06/20/2018	JPM	Defaulted	200	169	0	169
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(1.160%	)	09/20/2014	BCLY	0.678%	200	(5)	0	(5)
Merck & Co., Inc. 4.750% due 03/01/2015	(0.550%	)	03/20/2015	RBS	0.449%	100	(1)	0	(1)
Morgan Stanley 6.600% due 04/01/2012	(1.500%	)	06/20/2013	DUB	10.115%	200	48	0	48
Morgan Stanley 6.600% due 04/01/2012	(1.830%	)	09/20/2018	JPM	8.256%	400	112	0	112
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%	)	09/20/2011	DUB	1.798%	100	3	0	3
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%	)	06/20/2010	CITI	0.472%	100	1	0	1
Nordstrom, Inc. 6.250% due 01/15/2018	(0.975%	)	03/20/2018	DUB	1.564%	200	8	0	8
Nucor Corp. 5.750% due 12/01/2017	(0.365%	)	12/20/2017	BOA	1.147%	100	6	0	6
Pactiv Corp. 6.400% due 01/15/2018	(1.053%	)	03/20/2018	BOA	1.050%	200	0	0	0
Quest Diagnostics, Inc. 5.450% due 11/01/2015	(0.915%	)	12/20/2015	BOA	1.382%	200	5	0	5
Royal Caribbean Cruises Ltd. 7.250% due 03/15/2018	(3.190%	)	03/20/2018	BOA	4.802%	200	18	0	18
Safeway, Inc. 4.950% due 08/16/2010	(0.300%	)	09/20/2010	CSFB	0.407%	100	0	0	0
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.125%	)	12/20/2016	BEAR	3.750%	100	15	0	15
Universal Health Services, Inc. 7.125% due 06/30/2016	(1.250%	)	06/20/2016	BOA	1.370%	1,000	7	0	7
Valero Energy Corp. 4.750% due 06/15/2013	(1.600%	)	06/20/2013	BCLY	1.584%	100	0	0	0
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%	)	06/20/2017	CITI	0.851%	100	0	0	0
Viacom, Inc. 6.125% due 10/05/2017	(1.110%	)	12/20/2017	BOA	1.715%	200	8	0	8
Viacom, Inc. 6.250% due 04/30/2016	(1.930%	)	06/20/2016	BOA	1.690%	200	(3)	0	(3)
Xerox Corp. 9.750% due 01/15/2009	(0.290%	)	03/20/2009	MSC	1.300%	100	1	0	1
Yum! Brands, Inc. 6.250% due 03/15/2018	(0.950%	)	03/20/2018	CITI	1.282%	200	5	0	5

							$701	$0	$701

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$400	$(1)	$0	$(1)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%	200	(12)	0	(12)
GMAC LLC 6.875% due 08/28/2012	7.750%	03/20/2009	GSC	88.715%	100	(28)	0	(28)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%	200	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%	400	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%	200	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%	100	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%	100	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%	200	0	0	0
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%	300	(1)	0	(1)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%	800	(5)	0	(5)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	3.300%	03/20/2009	GSC	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	GSC	19.698%	100	(7)	0	(7)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%	1,400	(7)	0	(7)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%	600	(3)	0	(3)
Spain Government Bond 5.500% due 07/30/2017	0.470%	03/20/2013	MSC	0.397%	1,200	4	0	4
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	100	(2)	0	(2)

						$(82)	$0	$(82)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		$600	$3	$(5)	$8
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP	EUR	200	16	(1)	17
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		$500	27	19	8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		1,800	10	11	(1)
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	1,700	(94)	(154)	60
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		400	30	(3)	33
iTraxx Europe Senior Financials 9 Index	(1.750%)	06/20/2018	DUB		900	(51)	(71)	20
iTraxx Europe Sub Financials 8 Index	(0.700%)	12/20/2012	DUB		600	41	1	40
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC		$2,600	187	7	180
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC		200	1	(2)	3
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		1,900	3	(64)	67
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM	EUR	200	15	(1)	16
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		$600	4	(7)	11
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		100	0	(2)	2

						$192	$(272)	$464

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$100	$(41)	$(30)	$(11)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	200	(62)	(61)	(1)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	500	(3)	(5)	2

					$(106)	$(96)	$(10)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	CITI	AUD	3,050	$33	$(5)	$38
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		3,050	33	(5)	38
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		600	4	2	2
Pay	3-Month AUD Bank Bill	7.750%	06/15/2010	DUB		2,700	34	(2)	36
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	200	(6)	(3)	(3)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		300	(9)	(5)	(4)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		800	(20)	(8)	(12)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		200	(5)	(5)	0
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		500	(12)	(13)	1
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	MLP		500	16	(1)	17
Receive	3-Month HKD-HIBOR	4.235%	12/17/2008	GSC	HKD	7,100	(5)	0	(5)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	5,000	(2)	(5)	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		$9,600	(56)	(145)	89
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		700	(27)	(25)	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		9,500	(362)	(146)	(216)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,900	(110)	(38)	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		10,600	(404)	(83)	(321)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		100	(4)	1	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		4,100	(149)	33	(182)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		900	(33)	(20)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(14)	10	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		200	(9)	5	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		400	(18)	(12)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(18)	2	(20)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	1,200	(3)	0	(3)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		500	(1)	0	(1)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,500	(5)	(2)	(3)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2010	CITI		400	(4)	2	(6)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2010	UBS		1,600	(16)	11	(27)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,500	30	(8)	38
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		500	(7)	(5)	(2)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		300	(4)	(3)	(1)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		1,200	31	28	3
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		400	7	(2)	9
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		1,000	17	(13)	30
Receive	6-Month AUD Bank Bill	6.000%	06/15/2017	DUB		200	4	2	2
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		1,100	(8)	27	(35)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	2,900	(36)	(29)	(7)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB		4,000	(19)	0	(19)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		600	1	(2)	3
Pay	6-Month EUR-LIBOR	4.000%	06/15/2013	BCLY		4,800	(211)	(19)	(192)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		900	(37)	(6)	(31)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		500	(5)	0	(5)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		1,700	(11)	(16)	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		1,900	(12)	1	(13)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		1,100	(7)	(5)	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		1,100	(6)	(12)	6
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		3,000	(19)	(59)	40
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		1,300	(20)	(22)	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		100	(1)	(7)	6
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		400	24	(4)	28
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		100	(4)	(5)	1
Pay	6-Month EUR-LIBOR	5.000%	09/17/2038	RBC		300	31	12	19
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		600	(64)	(42)	(22)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		1,000	(107)	(47)	(60)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		1,100	(118)	(46)	(72)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC	GBP	200	0	(1)	1
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		3,900	(52)	20	(72)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		600	(8)	(30)	22
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,700	(23)	(4)	(19)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		1,000	(4)	(3)	(1)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,800	(16)	(4)	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		300	4	0	4
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		600	4	5	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	BCLY		200	25	26	(1)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		400	(12)	(13)	1
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	DUB	JPY	850,000	0	(10)	10
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC		30,000	0	0	0
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		40,000	(2)	(1)	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		130,000	8	2	6
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		300,000	18	6	12
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		390,000	23	(10)	33
Receive	6-Month JPY-LIBOR	1.750%	12/17/2015	UBS		210,000	(29)	13	(42)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		160,000	(42)	(25)	(17)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(36)	(9)	(27)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		70,000	3	(3)	6
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC	EUR	500	(21)	0	(21)

							$(1,883)	$(780)	$(1,103)

(g) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/21/2008	40	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	91.000	11/21/2008	48	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	12	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/21/2008	19	0	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	87.000	11/21/2008	14	0	0

				$2	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	3,700	$18	$20
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$12,000	65	96
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		800	8	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	5	4
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,500	17	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,200	11	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		4,500	42	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	6	3

								$172	$167

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	125.000	10/15/2008	$2,000	$0	$1

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038		$72.000	12/04/2008	$3,900	$1	$0
Put - OTC Fannie Mae 5.500% due 12/01/2038		75.000	12/04/2008	12,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038		81.000	12/04/2008	3,000	1	0
Put - OTC Freddie Mac 5.500% due 11/01/2038		78.000	11/06/2008	1,600	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038		81.000	12/11/2008	10,000	1	1

					$4	$1

(h) Written options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	300	$7	$1
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		1,200	16	16
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		500	13	1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		1,000	13	24
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		1,000	13	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$4,000	59	80
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		200	5	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		100	3	3
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		700	10	29
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		700	11	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	14
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		1,500	40	27
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	5

								$233	$230

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD	$1.390	10/07/2008	EUR	542	$5	$5
Put - OTC GBP versus USD	1.710	10/10/2008	GBP	444	4	2

					$9	$7

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 6.000% due 11/01/2038	$99.406	10/24/2008	$1,000	$6	$2

(i) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.500%	11/01/2038	$1,000	$979	$994
U.S. Treasury Bonds	5.000%	05/15/2037	300	339	339
U.S. Treasury Notes	2.500%	03/31/2013	200	196	197
U.S. Treasury Notes	3.500%	02/15/2018	200	195	197

				$1,709	$1,727

(6)	Market value includes $8 of interest payable on short sales.

(j) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	1,117	04/2009	$0	$(6)	$(6)
Buy	AUD	BCLY	57	10/2008	0	(3)	(3)
Buy		DUB	140	10/2008	0	(1)	(1)
Buy		UBS	127	10/2008	0	(1)	(1)
Sell		UBS	1,147	10/2008	79	0	79
Buy	BRL	BCLY	280	10/2008	0	(3)	(3)
Sell		HSBC	280	10/2008	8	0	8
Sell		CITI	60	12/2008	2	0	2
Buy		HSBC	662	12/2008	0	(24)	(24)
Sell		HSBC	444	12/2008	8	0	8
Buy		JPM	155	12/2008	0	(1)	(1)
Sell		JPM	579	12/2008	16	0	16
Sell		MSC	638	12/2008	18	0	18
Buy		RBC	1	12/2008	0	0	0
Buy		UBS	1,571	12/2008	0	(35)	(35)
Sell		UBS	668	12/2008	15	0	15
Sell		RBC	1	06/2009	0	0	0
Sell	CAD	RBC	1,127	10/2008	12	0	12
Buy	CLP	MSC	4,000	12/2008	0	(1)	(1)
Buy		JPM	6,033	05/2009	0	(2)	(2)
Buy	CNY	BCLY	1,657	11/2008	0	(3)	(3)
Buy		BCLY	2,395	05/2009	0	(21)	(21)
Buy		CITI	3,964	05/2009	0	(35)	(35)
Buy		HSBC	909	05/2009	0	(6)	(6)
Sell		HSBC	1,227	05/2009	4	0	4
Buy		JPM	1,749	05/2009	0	(14)	(14)
Buy		MSC	801	05/2009	0	(7)	(7)
Buy		BCLY	784	07/2009	0	(9)	(9)
Buy		DUB	1,619	07/2009	0	(18)	(18)
Buy		HSBC	815	07/2009	0	(8)	(8)
Buy		JPM	831	07/2009	0	(9)	(9)
Buy		BCLY	771	05/2010	0	(14)	(14)
Buy		MLP	867	05/2010	0	(15)	(15)
Buy	DKK	RBS	610	10/2008	0	(3)	(3)
Sell		MSC	608	12/2008	2	0	2
Sell	EUR	BCLY	100	10/2008	6	0	6
Buy		CITI	6,425	10/2008	25	0	25
Sell		CITI	6,425	10/2008	0	(21)	(21)
Buy		DUB	155	10/2008	2	0	2
Buy		HSBC	427	10/2008	0	(28)	(28)
Buy		JPM	255	10/2008	0	(15)	(15)
Buy		UBS	421	10/2008	1	(18)	(17)
Sell		UBS	7,587	10/2008	423	0	423
Sell		HSBC	43	11/2008	0	0	0
Buy	GBP	BCLY	73	10/2008	0	(6)	(6)
Buy		HSBC	90	10/2008	0	(7)	(7)
Buy		MSC	27	10/2008	0	(2)	(2)
Sell		UBS	271	10/2008	21	0	21
Sell		UBS	449	11/2008	16	0	16
Buy	HKD	BCLY	156	10/2008	0	0	0
Sell		CITI	311	10/2008	0	0	0
Buy		CSFB	234	10/2008	0	0	0
Buy		DUB	83	10/2008	0	0	0
Buy		HSBC	26	10/2008	0	0	0
Buy		CITI	310	01/2009	0	0	0
Buy	JPY	BCLY	227,067	10/2008	0	(38)	(38)
Sell		BCLY	101,015	10/2008	4	0	4
Sell		DUB	589,905	10/2008	0	(105)	(105)
Buy		MLP	21,101	10/2008	0	(2)	(2)
Buy		RBS	40,901	10/2008	0	(5)	(5)
Sell		UBS	19,769	10/2008	2	0	2
Sell		BCLY	19,479	11/2008	0	0	0
Sell	KRW	MLP	10,188	11/2008	1	0	1
Sell		BCLY	115,736	02/2009	14	0	14
Buy		MLP	129,007	02/2009	0	(19)	(19)
Sell	MXN	CITI	78	11/2008	0	0	0
Buy		RBC	78	11/2008	0	0	0
Buy		CITI	78	05/2009	0	0	0
Buy	MYR	BCLY	892	11/2008	0	(18)	(18)
Sell		BCLY	816	11/2008	0	(1)	(1)
Buy		CITI	499	11/2008	0	(14)	(14)
Buy		DUB	946	11/2008	0	(23)	(23)
Sell		HSBC	526	11/2008	1	0	1
Buy		JPM	300	11/2008	0	(5)	(5)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,100	11/2008	0	(10)	(10)
Sell		MLP	13,747	11/2008	9	0	9
Sell		SSB	2,533	11/2008	1	0	1
Buy		BCLY	1,900	02/2009	0	(2)	(2)
Buy		DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,230	02/2009	0	(2)	(2)
Buy		JPM	3,177	02/2009	0	(2)	(2)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,500	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Sell	PLN	JPM	487	11/2008	12	0	12
Buy		HSBC	555	05/2009	0	(18)	(18)
Buy	RUB	DUB	5,867	11/2008	0	(8)	(8)
Sell		DUB	11,716	11/2008	19	0	19
Buy		HSBC	2,967	11/2008	0	(9)	(9)
Buy		HSBC	3,128	05/2009	0	(9)	(9)
Buy	SAR	JPM	938	04/2009	0	(4)	(4)
Sell	SEK	RBS	2,063	10/2008	13	0	13
Buy	SGD	BCLY	44	10/2008	0	(1)	(1)
Buy		DUB	20	10/2008	0	(1)	(1)
Buy		JPM	140	10/2008	0	(5)	(5)
Buy		UBS	40	10/2008	0	(1)	(1)
Sell		UBS	244	10/2008	1	0	1
Buy		BCLY	387	11/2008	0	(13)	(13)
Sell		BCLY	703	11/2008	5	0	5
Buy		BOA	190	11/2008	0	(7)	(7)
Buy		CITI	86	11/2008	0	(1)	(1)
Sell		DUB	278	11/2008	3	0	3
Buy		HSBC	72	11/2008	0	(3)	(3)
Buy		JPM	159	11/2008	0	(4)	(4)
Buy		UBS	434	11/2008	0	(8)	(8)
Buy	TWD	BCLY	1,223	02/2009	0	(2)	(2)
Buy		DUB	800	02/2009	0	(1)	(1)
Sell		HSBC	2,803	02/2009	3	0	3
Buy		MLP	800	02/2009	0	(1)	(1)
Buy		MSC	700	02/2009	0	(1)	(1)
Buy	ZAR	UBS	70	12/2008	0	0	0
Sell		UBS	73	12/2008	0	0	0

					$746	$(697)	$49

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$148,684	$831	$149,515
Short Sales, at value	0	(1,719)	0	(1,719)
Other Financial Instruments++	(102)	(199)	(95)	(396)

Total	$(102)	$146,766	$736	$147,400

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$243	$1,451	$7	$0	$(752)	$(118)	$831
Other Financial Instruments++	(9)	0	0	0	(12)	(74)	(95)

Total	$234	$1,451	$7	$0	$(764)	$(192)	$736

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 3.3%
Medallion Trust
2.941% due 05/25/2035		$661	$625
National Australia Bank Ltd.
2.858% due 09/11/2009		500	499
3.999% due 06/29/2016		600	545
Puma Finance Ltd.
2.881% due 02/21/2038		631	599
7.510% due 07/12/2036	AUD	229	179
7.520% due 08/22/2037		780	594
Superannuation Members Home Loans Global Fund
2.962% due 11/09/2035		$5,805	5,593
Swan Trust
2.884% due 05/12/2037		755	726
7.450% due 05/12/2037	AUD	1,038	792
Torrens Trust
7.873% due 10/19/2038		1,225	950

Total Australia (Cost $11,770)			11,102

BELGIUM 0.2%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	838

Total Belgium (Cost $922)			838

BERMUDA 0.2%
Merna Reinsurance Ltd.
4.412% due 07/07/2010		$700	664

Total Bermuda (Cost $695)			664

BRAZIL 0.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,000	929
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	288

Total Brazil (Cost $1,423)			1,217

CANADA 3.2%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,518
Canada Housing Trust No. 1
3.550% due 09/15/2013		1,600	1,482
Canadian Government Bond
4.000% due 06/01/2016		2,600	2,506
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	172
Daimler Canada Finance, Inc.
4.850% due 03/30/2009		200	189
Province of Ontario Canada
4.700% due 06/02/2037		2,900	2,581
6.200% due 06/02/2031		500	533
Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	203
Royal Bank of Canada
2.835% due 06/08/2010		700	695
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	921

Total Canada (Cost $11,333)			10,800

CAYMAN ISLANDS 0.6%
Mizuho Finance Cayman Ltd.
2.351% due 08/29/2049	JPY	100,000	944
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$400	344
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	303
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	287

Total Cayman Islands (Cost $2,083)			1,878

FRANCE 2.4%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	972
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		400	368
CM-CIC Covered Bonds
5.250% due 06/09/2010		600	848
France Government Bond
4.000% due 10/25/2038		100	124
4.750% due 04/25/2035		800	1,124
5.750% due 10/25/2032		1,200	1,919
Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,806
Vivendi
5.750% due 04/04/2013		900	881
6.625% due 04/04/2018		100	97

Total France (Cost $8,771)			8,139

GERMANY 19.4%
Bundesobligation
3.500% due 04/12/2013	EUR	900	1,252
Deutsche Bank AG
4.875% due 05/20/2013		$1,700	1,625
Driver One GmbH
4.683% due 10/21/2015	EUR	500	681
Republic of Germany
3.750% due 01/04/2015		3,200	4,471
3.750% due 01/04/2017		14,700	20,354
4.000% due 01/04/2037		400	510
4.250% due 07/04/2014		4,100	5,896
4.250% due 07/04/2039		2,500	3,321
4.750% due 07/04/2028		300	429
4.750% due 07/04/2034		1,100	1,571
4.750% due 07/04/2040		400	576
5.500% due 01/04/2031		1,600	2,502
5.625% due 01/04/2028		3,550	5,603
6.250% due 01/04/2024		600	1,003
6.250% due 01/04/2030		8,200	13,922
6.500% due 07/04/2027		1,100	1,906

Total Germany (Cost $65,750)			65,622

ICELAND 0.1%
Glitnir Banki HF
3.046% due 04/20/2010		$500	431

Total Iceland (Cost $500)			431

IRELAND 1.3%
Bank of Ireland
3.072% due 12/19/2008		$400	399
Cars Alliance Funding PLC
5.079% due 10/08/2023	EUR	500	682
Immeo Residential Finance PLC
5.118% due 12/15/2016		972	1,218
Ireland Government Bond
4.400% due 06/18/2019		1,200	1,648
SC Germany Auto
4.585% due 08/11/2015		332	462

Total Ireland (Cost $4,868)			4,409

ITALY 0.5%
Locat Securitisation Vehicle SRL
5.119% due 12/12/2028	EUR	800	1,055
Seashell Securities PLC
5.263% due 07/25/2028		25	36
Siena Mortgages SpA
5.188% due 12/16/2038		185	251
Split SRL
5.103% due 10/25/2018		307	418

Total Italy (Cost $1,864)			1,760

JAPAN 27.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	132
Japan Government Bond
0.900% due 12/20/2012	JPY	480,000	4,496
1.100% due 09/20/2012		2,750,000	26,004
1.200% due 03/20/2012		450,000	4,270
1.500% due 12/20/2017		1,010,000	9,601
1.600% due 09/20/2013		10,000	97
2.300% due 05/20/2030		7,000	67
2.400% due 03/20/2034		130,000	1,249
2.500% due 09/20/2035		620,000	6,073
2.500% due 03/20/2036		10,000	98
2.500% due 06/20/2036		630,000	6,158
2.500% due 09/20/2037		200,000	1,960
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		122,880	1,086
1.100% due 12/10/2016		1,428,000	12,781
1.200% due 06/10/2017		123,360	1,105
1.200% due 12/10/2017		561,410	5,014
1.400% due 06/10/2018		1,391,920	12,609
Resona Bank Ltd.
5.850% due 09/29/2049		$100	73
Sumitomo Mitsui Banking Corp.
1.762% due 12/31/2049	JPY	100,000	942
5.625% due 07/29/2049		$100	80

Total Japan (Cost $92,244)			93,895

JERSEY, CHANNEL ISLANDS 0.0%
HSBC Capital Funding LP
9.547% due 12/29/2049		$100	92

Total Jersey, Channel Islands (Cost $107)			92

LUXEMBOURG 0.0%
Silver Arrow S.A.
4.585% due 08/15/2014	EUR	72	101

Total Luxembourg (Cost $112)			101

NETHERLANDS 1.6%
Dutch Mortgage-Backed Securities BV
5.227% due 10/02/2079	EUR	753	1,046
Netherlands Government Bond
4.000% due 01/15/2037		600	752
4.250% due 07/15/2013		200	284
Rabobank Nederland NV
3.209% due 05/19/2010		$3,300	3,292
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		100	100

Total Netherlands (Cost $5,331)			5,474

NEW ZEALAND 0.4%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,500	1,490

Total New Zealand (Cost $1,500)			1,490

NORWAY 0.4%
DnB NOR Bank ASA
2.858% due 10/13/2009		$300	299
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	975

Total Norway (Cost $1,377)			1,274

PORTUGAL 0.6%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	1,400	1,984

Total Portugal (Cost $2,199)			1,984

RUSSIA 0.3%
Gaz Capital S.A.
7.343% due 04/11/2013		$300	273
8.146% due 04/11/2018		300	264
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		602	569

Total Russia (Cost $1,200)			1,106

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	662

Total South Korea (Cost $770)			662

SPAIN 3.7%
Bancaja Fondo de Titulizacion de Activos
5.073% due 10/25/2037	EUR	157	193
Bankinter S.A.
5.000% due 05/14/2010		1,900	2,649
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	560
Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		400	396
Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	7,188
5.750% due 07/30/2032		900	1,396

Total Spain (Cost $12,148)			12,382

SWEDEN 1.4%
Stadshypotek AB
6.000% due 06/15/2011	SEK	15,000	2,231
Swedbank Hypotek AB
4.000% due 06/15/2011		17,000	2,353

Total Sweden (Cost $4,762)			4,584

SWITZERLAND 0.6%
UBS AG
5.750% due 04/25/2018		$1,900	1,655
5.875% due 12/20/2017		500	445

Total Switzerland (Cost $2,388)			2,100

UNITED KINGDOM 5.1%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	2,691
Barclays Bank PLC
6.050% due 12/04/2017		$1,100	1,025
7.700% due 04/29/2049		2,400	2,115
8.250% due 02/28/2049	GBP	300	477
HBOS PLC
5.920% due 09/29/2049		$1,200	708
6.750% due 05/21/2018		800	671
HSBC Holdings PLC
6.500% due 05/02/2036		1,200	995
Permanent Financing PLC
5.089% due 09/10/2032	EUR	600	807
Punch Taverns Finance PLC
6.639% due 10/15/2032	GBP	100	142
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$800	776
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	203
TI Group PLC
7.875% due 07/12/2010	GBP	1,000	1,821
United Kingdom Gilt
4.000% due 09/07/2016		400	697
4.250% due 06/07/2032		800	1,342
4.750% due 09/07/2015		1,500	2,736
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	96

Total United Kingdom (Cost $19,642)			17,302

UNITED STATES 93.3%
Asset-Backed Securities 11.5%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$520	495
Accredited Mortgage Loan Trust
3.247% due 09/25/2036		82	81
3.257% due 02/25/2037		384	367
AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		777	773
Amortizing Residential Collateral Trust
3.497% due 07/25/2032		1	1
3.907% due 10/25/2031		2	2
Asset-Backed Funding Certificates
3.267% due 01/25/2037		316	298
Asset-Backed Securities Corp. Home Equity
3.257% due 12/25/2036		302	289
BA Credit Card Trust
2.498% due 02/15/2013		200	194
3.068% due 04/15/2013		1,800	1,762
3.688% due 12/16/2013		1,100	1,081
Bank One Issuance Trust
2.608% due 05/15/2014		1,600	1,527
3.860% due 06/15/2011		1,900	1,900
Capital Auto Receivables Asset Trust
2.588% due 01/15/2010		431	431
3.188% due 09/15/2010		800	799
3.938% due 10/15/2012		800	781
5.030% due 10/15/2009		95	95
Carrington Mortgage Loan Trust
3.257% due 12/25/2036		426	398
Chase Credit Card Master Trust
2.598% due 02/15/2011		500	500
Chase Issuance Trust
2.478% due 07/15/2011		800	795
2.508% due 11/15/2011		750	740
3.138% due 11/15/2011		3,100	3,075
3.388% due 05/16/2011		800	799
Citibank Omni Master Trust
4.188% due 03/20/2013		800	798
Countrywide Asset-Backed Certificates
3.237% due 01/25/2046		57	56
3.257% due 05/25/2037		722	703
Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036		402	386
CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		1	1
Daimler Chrysler Auto Trust
5.020% due 07/08/2010		307	308
First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038		395	372
Ford Credit Auto Owner Trust
2.776% due 06/15/2009		791	790
3.088% due 07/15/2010		2,233	2,231
3.388% due 01/15/2011		1,400	1,385
3.908% due 06/15/2012		1,100	1,072
5.260% due 10/15/2010		707	709
Franklin Auto Trust
2.726% due 06/22/2009		2,362	2,352
4.188% due 10/20/2011		700	694
Fremont Home Loan Trust
3.257% due 10/25/2036		297	284
GSAMP Trust
3.307% due 01/25/2047		403	390
3.497% due 03/25/2034		17	17
Home Equity Mortgage Trust
5.500% due 01/25/2037		225	54
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036		396	367
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037		279	272
JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036		386	365
Lehman XS Trust
3.287% due 04/25/2046		19	19
Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036		138	134
Morgan Stanley ABS Capital I
3.247% due 07/25/2036		73	73
Nelnet Student Loan Trust
3.221% due 12/26/2016		1,466	1,440
3.330% due 04/27/2015		800	801
SACO I, Inc.
3.267% due 05/25/2036		40	35
3.407% due 04/25/2035		9	6
Sears Credit Account Master Trust
2.708% due 04/16/2013		800	792
Securitized Asset-Backed Receivables LLC Trust
3.257% due 12/25/2036		398	375
3.267% due 03/25/2036		12	12
SLC Student Loan Trust
3.269% due 06/15/2017		800	777
SLM Student Loan Trust
2.800% due 10/25/2016		346	343
3.019% due 12/17/2018		207	200
3.364% due 10/25/2017		1,600	1,554
3.480% due 07/25/2013		889	888
Structured Asset Securities Corp.
3.607% due 05/25/2034		10	8
4.900% due 04/25/2035		44	29
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		7	7
Washington Mutual Asset-Backed Certificates
3.267% due 10/25/2036		456	431
Wells Fargo Home Equity Trust
3.437% due 10/25/2035		167	162

			38,875

Bank Loan Obligations 0.5%
Daimler Finance North America LLC
6.820% due 08/03/2012		2,178	1,479

Corporate Bonds & Notes 27.2%
Allstate Life Global Funding II
3.461% due 05/21/2010		2,100	2,090
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	676
American Express Bank FSB
3.839% due 05/29/2012		200	182
5.500% due 04/16/2013		1,400	1,283
American Express Centurion Bank
2.568% due 07/13/2010		1,000	916
American Express Co.
7.000% due 03/19/2018		1,500	1,326
American Express Credit Corp.
2.546% due 03/02/2009		400	392
2.666% due 12/02/2010		200	180
5.109% due 05/27/2010		500	471
5.875% due 05/02/2013		500	461
American General Finance Corp.
6.900% due 12/15/2017		100	46
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	49
6.250% due 03/15/2037		$100	16
8.000% due 05/22/2038	EUR	1,700	455
8.175% due 05/15/2058		$1,800	289
8.250% due 08/15/2018		1,000	582
Amgen, Inc.
6.150% due 06/01/2018		2,000	1,956
AutoZone, Inc.
5.875% due 10/15/2012		100	98
Bank of America Corp.
2.918% due 11/06/2009		400	391
4.625% due 02/07/2017	EUR	500	574
5.650% due 05/01/2018		$100	84
8.000% due 12/29/2049		1,100	872
8.125% due 12/29/2049		1,600	1,295
Bank of America N.A.
3.404% due 05/12/2010		1,000	987
3.760% due 06/23/2010		1,300	1,277
Bear Stearns Cos. LLC
2.927% due 05/18/2010		1,000	980
3.416% due 10/02/2009 (k)	CAD	300	278
6.400% due 10/02/2017		$1,000	936
6.950% due 08/10/2012		1,200	1,213
7.250% due 02/01/2018		1,300	1,253
BellSouth Corp.
5.200% due 09/15/2014		200	188
Block Financial LLC
7.875% due 01/15/2013		2,000	2,100
Boston Scientific Corp.
6.400% due 06/15/2016		200	191
Caterpillar Financial Services Corp.
4.001% due 06/25/2010		1,700	1,651
4.226% due 06/24/2011		1,900	1,831
Charter One Bank N.A.
2.845% due 04/24/2009		1,000	998
CIT Group, Inc.
2.925% due 06/08/2009		500	428
Citigroup Capital XXI
8.300% due 12/21/2077		800	596
Citigroup Funding, Inc.
3.852% due 05/07/2010		2,500	2,359
Citigroup, Inc.
3.809% due 12/26/2008		400	397
5.500% due 04/11/2013		2,000	1,748
6.125% due 11/21/2017		800	679
6.125% due 05/15/2018		2,900	2,405
8.400% due 04/29/2049		800	546
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	897
CMS Energy Corp.
3.741% due 01/15/2013		200	177
CNA Financial Corp.
6.000% due 08/15/2011		200	200
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009		380	376
CSX Corp.
6.300% due 03/15/2012		200	200
CVS Caremark Corp.
5.750% due 08/15/2011		200	203
Daimler Finance North America LLC
3.169% due 03/13/2009		600	598
5.750% due 05/18/2009		200	200
Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	847
DR Horton, Inc.
6.000% due 04/15/2011		200	180
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	305
Erac USA Finance Co.
5.800% due 10/15/2012		800	728
FPL Group Capital, Inc.
3.696% due 06/17/2011		600	605
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,015
General Electric Capital Corp.
2.919% due 06/15/2009		200	199
3.712% due 05/22/2013		800	764
4.800% due 05/01/2013		700	639
GMAC LLC
4.054% due 05/15/2009		500	362
Goldman Sachs Group, Inc.
3.270% due 12/23/2009		600	552
5.375% due 02/15/2013	EUR	200	235
5.950% due 01/18/2018		$500	413
6.150% due 04/01/2018		700	583
7.250% due 04/10/2028	GBP	500	715
HJ Heinz Co.
6.428% due 12/01/2020		$300	301
HJ Heinz Finance Co.
6.000% due 03/15/2012		100	102
HSBC Finance Corp.
3.152% due 06/19/2009		400	387
International Lease Finance Corp.
5.350% due 03/01/2012		200	148
5.400% due 02/15/2012		200	149
iStar Financial, Inc.
5.150% due 03/01/2012		200	100
JC Penney Corp., Inc.
8.000% due 03/01/2010		200	204
JPMorgan Chase & Co.
3.336% due 06/25/2012		1,600	1,513
5.058% due 02/22/2021	CAD	200	171
6.000% due 01/15/2018		$1,800	1,644
JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	294
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	73
Kraft Foods, Inc.
6.250% due 06/01/2012		200	201
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		1,700	221
5.625% due 01/24/2013 (a)		1,000	130
6.875% due 05/02/2018 (a)		800	104
Ltd. Brands, Inc.
6.900% due 07/15/2017		1,000	844
Mandalay Resort Group
6.500% due 07/31/2009		400	382
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		2,000	1,854
Masco Corp.
6.125% due 10/03/2016		200	174
Merck & Co., Inc.
4.750% due 03/01/2015		200	197
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		200	200
2.894% due 08/14/2009		200	193
3.310% due 03/23/2010		500	470
5.054% due 05/12/2010		2,800	2,702
6.875% due 04/25/2018		1,500	1,329
Metropolitan Life Global Funding I
3.069% due 03/15/2012		900	878
5.125% due 04/10/2013		1,300	1,264
Mohawk Industries, Inc.
6.125% due 01/15/2016		1,000	903
Morgan Stanley
3.041% due 01/09/2012		1,200	794
3.235% due 10/18/2016		200	131
3.271% due 10/15/2015		1,000	546
4.904% due 05/14/2010		1,100	803
6.000% due 04/28/2015		1,700	1,158
6.625% due 04/01/2018		1,600	1,061
Nabors Industries, Inc.
6.150% due 02/15/2018		4,100	3,916
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	473
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	197
NGPL Pipe Co. LLC
7.119% due 12/15/2017		500	475
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,002
Oracle Corp.
2.864% due 05/14/2010		1,000	995
Pricoa Global Funding I
3.606% due 06/26/2012		900	865
3.613% due 06/04/2010		2,900	2,887
Principal Life Income Funding Trusts
5.300% due 04/24/2013		800	798
Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	345
Ryder System, Inc.
5.850% due 11/01/2016		200	190
Sara Lee Corp.
6.250% due 09/15/2011		200	202
Sealed Air Corp.
5.625% due 07/15/2013		1,000	983
Sprint Nextel Corp.
6.000% due 12/01/2016		200	154
State Street Capital Trust IV
3.819% due 06/15/2037		500	331
Target Corp.
7.000% due 01/15/2038		600	565
Time Warner, Inc.
3.034% due 11/13/2009		400	384
5.500% due 11/15/2011		200	192
U.S. Bancorp
3.739% due 04/28/2009		300	298
UnitedHealth Group, Inc.
3.384% due 06/21/2010		1,000	968
UST, Inc.
5.750% due 03/01/2018		1,000	965
Verizon Communications, Inc.
4.350% due 02/15/2013		1,000	934
Wachovia Bank N.A.
3.250% due 03/23/2009		500	471
Wachovia Corp.
2.921% due 10/15/2011		800	552
5.500% due 05/01/2013		1,600	1,325
Wells Fargo & Co.
4.375% due 01/31/2013		400	368
Wyeth
6.950% due 03/15/2011		200	211
Xerox Corp.
9.750% due 01/15/2009		200	203
Yum! Brands, Inc.
6.250% due 03/15/2018		700	650

			92,242

Mortgage-Backed Securities 11.0%
Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		59	47
American Home Mortgage Assets
3.397% due 05/25/2046		667	431
3.417% due 10/25/2046		933	364
Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049		848	814
Banc of America Funding Corp.
5.888% due 04/25/2037		800	461
5.986% due 10/20/2046		507	332
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		197	179
BCAP LLC Trust
3.377% due 01/25/2037		851	525
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		900	845
4.150% due 08/25/2035		428	404
4.417% due 05/25/2034		183	169
4.487% due 08/25/2033		93	90
4.550% due 08/25/2035		436	417
4.630% due 05/25/2034		46	44
4.644% due 10/25/2033		73	70
4.772% due 11/25/2034		43	39
5.474% due 05/25/2047		1,054	888
Bear Stearns Alt-A Trust
5.504% due 09/25/2035		307	247
5.577% due 11/25/2035		444	332
6.250% due 08/25/2036		535	334
Bear Stearns Commercial Mortgage Securities
2.598% due 03/15/2019		520	485
5.540% due 09/11/2041		500	447
Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037		515	464
Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046		259	206
CC Mortgage Funding Corp.
3.387% due 07/25/2036		285	181
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		400	342
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		212	202
4.748% due 08/25/2035		208	198
Countrywide Alternative Loan Trust
3.368% due 02/20/2047		460	281
3.382% due 12/20/2046		930	567
3.398% due 03/20/2046		290	179
3.398% due 07/20/2046		835	515
3.487% due 02/25/2037		353	230
3.557% due 05/25/2037		177	101
4.355% due 11/25/2035		85	56
4.895% due 11/25/2035		85	57
5.250% due 06/25/2035		100	83
5.891% due 11/25/2035		821	591
6.000% due 04/25/2037		260	163
6.158% due 08/25/2036		432	394
6.250% due 08/25/2037		87	52
6.500% due 06/25/2036		466	246
Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035		194	125
3.497% due 04/25/2035		62	40
3.527% due 03/25/2035		223	137
3.537% due 02/25/2035		21	13
3.587% due 09/25/2034		25	19
4.128% due 11/19/2033		162	144
4.723% due 08/25/2034		23	18
4.797% due 11/25/2034		71	62
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		275	199
CS First Boston Mortgage Securities Corp.
4.557% due 08/25/2033		105	104
6.500% due 04/25/2033		4	4
CSAB Mortgage-Backed Trust
3.307% due 06/25/2036		7	7
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036		800	519
First Horizon Asset Securities, Inc.
4.428% due 07/25/2033		23	23
4.593% due 12/25/2033		45	43
6.250% due 08/25/2017		135	131
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		379	370
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		88	87
Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045		26	16
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	678
GSR Mortgage Loan Trust
4.496% due 03/25/2033		64	61
4.513% due 06/25/2034		26	24
4.539% due 09/25/2035		1,069	915
Harborview Mortgage Loan Trust
3.220% due 01/19/2038		153	92
3.400% due 02/19/2034		7	7
3.705% due 12/19/2036		342	189
5.150% due 05/19/2033		99	93
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		707	479
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		267	209
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	1,083
5.429% due 12/12/2043		300	261
JPMorgan Mortgage Trust
4.376% due 11/25/2033		58	57
4.766% due 07/25/2035		617	553
5.003% due 07/25/2035		641	591
5.021% due 02/25/2035		126	110
Lehman XS Trust
3.287% due 07/25/2046		85	84
MASTR Alternative Loans Trust
3.607% due 03/25/2036		108	59
MASTR Asset Securitization Trust
4.500% due 03/25/2018		139	137
Mellon Residential Funding Corp.
2.928% due 12/15/2030		37	35
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009		800	730
5.172% due 12/12/2049		300	258
6.156% due 08/12/2049		1,900	1,654
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036		252	204
3.457% due 08/25/2036		82	57
6.013% due 02/25/2033		36	35
MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035		340	317
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		56	42
Residential Accredit Loans, Inc.
3.357% due 02/25/2047		364	208
3.387% due 06/25/2046		908	570
3.417% due 04/25/2046		405	261
Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034		41	35
4.590% due 04/25/2034		103	92
5.210% due 09/25/2034		203	186
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035		712	649
3.320% due 07/19/2034		10	8
3.380% due 03/19/2034		19	17
3.397% due 07/25/2046		960	593
3.417% due 05/25/2046		216	133
3.427% due 05/25/2036		998	616
3.427% due 09/25/2047		600	166
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046		506	486
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021		549	502
5.037% due 03/15/2042		800	755
5.342% due 12/15/2043		1,500	1,240
WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045		135	88
3.497% due 10/25/2045		69	44
3.517% due 01/25/2045		22	15
3.527% due 01/25/2045		21	15
3.555% due 02/25/2047		898	473
3.747% due 12/25/2027		90	77
3.948% due 02/27/2034		15	14
4.229% due 03/25/2034		162	156
4.255% due 08/25/2042		16	14
4.329% due 07/25/2046		441	327
4.559% due 06/25/2033		37	36
4.569% due 09/25/2033		3,663	3,664
5.468% due 02/25/2037		1,015	853
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.795% due 07/25/2046		157	86
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		299	291
4.750% due 10/25/2018		178	174
4.950% due 03/25/2036		366	324
5.547% due 04/25/2036		79	52

			37,367

Municipal Bonds & Notes 1.5%
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		400	351
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		1,300	1,176
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039		200	183
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,400	1,458
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		600	318
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	1,053
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	24
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	303
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	5

			4,871

	Shares
Preferred Stocks 0.2%
DG Funding Trust
5.051% due 12/31/2049		58	592

	Principal Amount (000s)
U.S. Government Agencies 41.2%
Fannie Mae
3.327% due 03/25/2034		$23	22
3.357% due 08/25/2034		14	13
3.407% due 10/27/2037		1,200	1,105
3.457% due 06/25/2044		15	15
4.503% due 11/01/2034		209	211
4.942% due 12/01/2034		36	36
5.000% due 10/01/2023 - 11/01/2038		10,719	10,435
5.500% due 10/01/2016 - 11/01/2038		15,040	15,000
5.500% due 12/01/2036 - 05/01/2047 (f)		5,741	5,678
5.925% due 10/01/2034		17	17
6.000% due 10/01/2038 - 07/25/2044		30,083	30,445
6.500% due 10/01/2038		3,000	3,075
Freddie Mac
2.718% due 02/15/2019		1,124	1,096
2.988% due 04/15/2028		776	768
3.487% due 09/25/2031		58	55
4.000% due 03/01/2010		381	380
4.278% due 10/25/2044		123	119
4.500% due 02/15/2017 - 02/01/2018		1,541	1,527
5.000% due 03/15/2017		234	236
5.332% due 04/01/2037		278	281
5.500% due 06/01/2036 - 10/01/2038		6,177	6,141
5.500% due 02/01/2038 (f)		22,607	22,509
5.714% due 02/01/2029		20	20
6.000% due 04/15/2036 - 08/01/2038		2,063	2,011
Ginnie Mae
5.125% due 11/20/2024		5	5
6.000% due 09/20/2038 - 10/01/2038		35,900	36,391
6.500% due 10/01/2038		2,000	2,047

			139,638

U.S. Treasury Obligations 0.2%
U.S. Treasury Strips
0.000% due 05/15/2017		430	302
0.000% due 08/15/2020		300	175
0.000% due 11/15/2021		600	329

			806

Total United States (Cost $337,810)			315,870

SHORT-TERM INSTRUMENTS 5.7%
Certificates of Deposit 1.1%
Unicredito Italiano NY
3.088% due 05/15/2009		3,200	3,200
3.088% due 05/18/2009		500	500

			3,700

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
1.000% due 10/01/2008		2,258	2,258
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $2,303. Repurchase proceeds are $2,258.)

U.S. Treasury Bills 4.0%
1.438% due 10/16/2008 - 12/26/2008 (b)(d)(e)		13,570	13,498

Total Short-Term Instruments (Cost $19,491)			19,456

Purchased Options (i) 0.4% (Cost $1,021)			1,249
Total Investments 173.0% (Cost $612,081)			$585,881
Written Options (j) (0.3%) (Premiums $1,075)			(1,075)
Other Assets and Liabilities (Net) (72.7%)			(246,219)

Net Assets 100.0%			$338,587

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $7,635 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $15,587 at a weighted average interest rate of 2.491%. On September 30, 2008, securities valued at $15,609 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $3,570 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	49	$22
90-Day Euribor December Futures	Long	12/2008	50	6
90-Day Euribor June Futures	Long	06/2009	38	71
90-Day Euribor March Futures	Long	03/2009	78	126
90-Day Euribor March Futures Put Options Strike @ EUR 95.250	Short	03/2009	112	7
90-Day Eurodollar December Futures	Long	12/2008	279	(281)
90-Day Eurodollar December Futures	Long	12/2009	282	164
90-Day Eurodollar March Futures	Long	03/2009	181	(6)
90-Day Eurodollar March Futures	Long	03/2010	120	(136)
90-Day Eurodollar October Futures	Long	10/2008	143	(395)
Australia Government 3-Year Bond December Futures	Short	12/2008	37	(21)
Australia Government 10-Year Bond December Futures	Short	12/2008	28	(26)
Canada Government 10-Year Bond December Futures	Long	12/2008	1	(1)
Euro-Bobl December Futures	Short	12/2008	73	(137)
Euro-Bobl December Futures Call Options Strike @ EUR 124.000	Long	12/2008	73	0
Euro-Bobl December Futures Put Options Strike @ EUR 100.000	Long	12/2008	82	0
Euro-Bund 10-Year Bond December Futures	Short	12/2008	167	(152)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 128.000	Long	12/2008	154	0
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 104.500	Long	12/2008	13	0
Euro-Schatz December Futures	Short	12/2008	54	(66)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	78	5
U.S. Treasury 10-Year Note December Futures	Long	12/2008	399	(654)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	82	28
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	139	65
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	12	3

				$(1,378)

(h) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	200	$4	$0	$4
American General Finance Corp. 6.900% due 12/15/2017	(1.370%)	12/20/2017	MLP	9.139%	$100	44	0	44
Amgen, Inc. 6.150% due 06/01/2018	(1.000%)	06/20/2018	UBS	0.758%	2,000	(38)	0	(38)
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%	1,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%	100	1	0	1
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.760%)	12/20/2017	CSFB	1.400%	1,000	45	0	45
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	600	(34)	0	(34)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.223%)	03/20/2018	RBS	1.400%	700	(42)	0	(42)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%	200	0	0	0
Block Financial LLC 7.875% due 01/15/2013	(1.030%)	03/20/2013	BCLY	1.280%	2,000	19	0	19
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%	200	(3)	0	(3)
Capital One Bank USA N.A. 5.125% due 02/15/2014	(0.160%)	06/20/2012	BCLY	3.664%	400	44	0	44
Citigroup, Inc. 6.125% due 05/15/2018	(0.940%)	06/20/2018	BOA	2.656%	2,000	226	0	226
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%)	06/20/2017	RBS	0.898%	1,000	(3)	0	(3)
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%	100	2	0	2
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	JPM	1.096%	100	2	0	2
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	200	1	0	1
CSX Corp. 6.300% due 03/15/2012	(0.230%)	03/20/2012	MLP	1.271%	$200	7	0	7
CVS Caremark Corp. 5.750% due 08/15/2011	(0.550%)	09/20/2011	RBS	0.447%	200	(1)	0	(1)
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	(0.350%)	06/20/2009	RBC	0.649%	200	0	0	0
Daimler Finance N.A. LLC 5.750% due 05/18/2009	(0.380%)	06/20/2009	CSFB	0.649%	200	0	0	0
Darden Restaurants, Inc. 6.200% due 10/15/2017	(1.450%)	12/20/2017	CITI	2.150%	1,000	46	0	46
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%)	09/20/2013	BCLY	1.548%	100	3	0	3
Erac USA Finance Co. 5.800% due 10/15/2012	(2.700%)	12/20/2012	JPM	3.886%	800	32	0	32
GATX Financial Corp. 5.500% due 02/15/2012	(0.605%)	03/20/2012	RBS	1.628%	1,000	32	0	32
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	MSC	17.744%	500	115	0	115
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%	100	0	0	0
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	(1.520%)	06/20/2013	BCLY	4.447%	100	11	0	11
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%	100	0	0	0
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%	200	48	0	48
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%)	03/20/2012	BCLY	9.967%	200	48	0	48
iStar Financial, Inc. 5.150% due 03/01/2012	(0.450%)	03/20/2012	CSFB	29.134%	200	91	0	91
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%)	03/20/2010	DUB	1.598%	200	4	0	4
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	(0.310%)	03/20/2016	RBC	1.900%	200	19	0	19
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.737%)	03/20/2018	BNP	1.400%	700	33	0	33
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%)	03/20/2018	DUB	1.400%	700	34	0	34
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%)	06/20/2012	GSC	0.672%	EUR	200	3	0	3
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%)	06/20/2012	BEAR	0.710%	$200	4	0	4
Lafarge S.A. 6.500% due 07/15/2016	(1.690%)	09/20/2016	BOA	3.174%	2,000	171	0	171
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.552%)	06/20/2018	JPM	Defaulte	d	800	676	0	676
Ltd. Brands, Inc. 6.900% due 07/15/2017	(2.850%)	09/20/2017	JPM	3.100%	1,000	14	0	14
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(0.590%)	09/20/2014	DUB	0.678%	1,000	4	0	4
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(0.670%)	09/20/2014	DUB	0.678%	1,000	0	0	0
Masco Corp. 6.125% due 10/03/2016	(0.907%)	12/20/2016	CSFB	2.560%	200	19	0	19
Merck & Co., Inc. 4.750% due 03/01/2015	(0.550%)	03/20/2015	RBS	0.449%	200	(1)	0	(1)
Mohawk Industries, Inc. 6.125% due 01/15/2016	(1.550%)	03/20/2016	UBS	2.379%	1,000	47	0	47
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	200	67	0	67
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(1.350%)	12/20/2015	JPM	9.149%	1,000	286	0	286
Morgan Stanley 6.600% due 04/01/2012	(1.850%)	09/20/2018	DUB	8.256%	1,300	364	0	364
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.820%)	03/20/2018	CITI	1.272%	1,000	33	0	33
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%)	03/20/2018	DUB	1.272%	1,000	47	0	47
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%)	03/20/2018	UBS	1.272%	2,100	33	0	33
Nationwide Health Properties, Inc. 6.000% due 05/20/2015	(1.990%)	06/20/2015	JPM	1.821%	500	(5)	0	(5)
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%)	06/20/2010	CITI	0.472%	200	1	0	1
Nordstrom, Inc. 6.950% due 03/15/2028	(1.040%)	06/20/2013	GSC	1.474%	1,000	18	0	18
Norfolk Southern Corp. 5.257% due 09/17/2014	(0.450%)	09/20/2014	BCLY	0.415%	1,000	(2)	0	(2)
RadioShack Corp. 7.375% due 05/15/2011	(1.400%)	06/20/2013	DUB	1.742%	600	8	0	8
RadioShack Corp. 7.375% due 05/15/2011	(1.410%)	06/20/2013	GSC	1.742%	1,000	13	0	13
Rogers Wireless, Inc. 7.250% due 12/15/2012	(0.540%)	12/20/2012	MSC	1.622%	200	8	0	8
Ryder System, Inc. 5.850% due 11/01/2016	(0.460%)	12/20/2016	BEAR	1.581%	200	14	0	14
Sara Lee Corp. 6.250% due 09/15/2011	(0.630%)	09/20/2011	RBS	0.452%	200	(1)	0	(1)
SCA Finans AB 4.500% due 07/15/2015	(0.250%)	06/20/2012	GSC	1.711%	EUR	200	14	0	14
Sealed Air Corp. 5.625% due 07/15/2013	(1.035%)	09/20/2013	BCLY	1.774%	$1,000	32	0	32
Smith Group PLC 7.875% due 07/12/2010	(0.530%)	09/20/2010	RBS	0.598%	GBP	1,000	2	0	2
Sprint Nextel Corp. 6.000% due 12/01/2016	(1.125%)	12/20/2016	BEAR	3.750%	$200	29	0	29
Tate & Lyle International Finance PLC 6.125% due 06/15/2011	(1.760%)	06/20/2011	BNP	1.868%	200	0	0	0
Time Warner, Inc. 5.500% due 11/15/2011	(0.310%)	12/20/2011	BOA	1.342%	200	6	0	6
United Utilities PLC 6.875% due 08/15/2028	(0.235%)	06/20/2012	DUB	0.822%	EUR	200	6	0	6
UST, Inc. 5.750% due 03/01/2018	(0.720%)	03/20/2018	GSC	0.471%	$1,000	(20)	0	(20)
Vivendi 6.625% due 04/04/2018	(1.500%)	06/20/2018	DUB	1.495%	100	0	0	0
Xerox Corp. 9.750% due 01/15/2009	(0.290%)	03/20/2009	MSC	1.300%	200	1	0	1
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%	100	11	0	11
Yum! Brands, Inc. 6.250% due 03/15/2018	(0.950%)	03/20/2018	CITI	1.282%	700	17	0	17

$2,709	$0	$2,709

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%	$1,400	$(26)	$0	$(26)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	1,400	(3)	0	(3)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%	1,300	(79)	0	(79)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	1,100	(48)	0	(48)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%	500	(139)	0	(139)
GMAC LLC 6.875% due 08/28/2012	7.750%	03/20/2009	GSC	88.715%	300	(85)	0	(85)
Indonesia Government International Bond 6.750% due 03/10/2014	1.280%	12/20/2011	RBS	3.088%	100	(5)	0	(5)
JSC Gazprom 7.800% due 09/27/2010	1.500%	01/20/2009	HSBC	3.491%	1,200	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%	900	1	0	1
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%	1,000	(4)	0	(4)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%	5,700	(35)	0	(35)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%	200	(13)	0	(13)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	500	(36)	0	(36)
SLM Corp. 5.125% due 08/27/2012	3.300%	03/20/2009	GSC	19.698%	300	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	GSC	19.698%	200	(14)	0	(14)
Spain Government Bond 5.500% due 07/30/2017	0.260%	03/20/2013	BCLY	0.397%	5,100	(29)	0	(29)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%	2,100	(11)	0	(11)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%	1,700	3	0	3
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%	2,100	6	0	6
Spain Government Bond 5.500% due 07/30/2017	0.470%	03/20/2013	MSC	0.397%	1,700	5	0	5
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	400	(9)	0	(9)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	400	(9)	0	(9)

						$(555)	$0	$(555)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC		$11,800	$848	$35	$813
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	MLP		900	64	22	42
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY		3,200	174	13	161
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		1,900	103	71	32
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		4,700	26	(37)	63
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		1,200	7	17	(10)
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC		600	3	(5)	8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		300	2	(1)	3
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		2,500	5	(84)	89
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC		500	1	(7)	8
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	8,000	(441)	(768)	327
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		200	15	(2)	17
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		1,200	91	(8)	99
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		100	7	(1)	8
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		700	53	(4)	57
iTraxx Europe Senior Financials 9 Index	(1.750%)	06/20/2018	BCLY		2,100	(119)	(165)	46
iTraxx Europe Sub Financials 8 Index	(0.700%)	12/20/2012	DUB		2,200	152	4	148

						$991	$(920)	$1,911

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$500	$(206)	$(150)	$(56)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	500	(153)	(152)	(1)

					$(359)	$(302)	$(57)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	CITI	AUD	10,050	$111	$(16)	$127
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		10,050	110	(16)	126
Pay	3-Month AUD Bank Bill	7.750%	06/15/2010	DUB		8,500	105	(7)	112
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(19)	(11)	(8)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		800	(25)	(15)	(10)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		3,300	(83)	(34)	(49)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		4,200	(105)	(62)	(43)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2037	MLP		2,200	72	(2)	74
Receive	3-Month HKD-HIBOR	4.235%	12/17/2008	GSC	HKD	5,800	(4)	0	(4)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	1,000	0	(1)	1
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		2,000	(1)	(2)	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		$15,200	(89)	(104)	15
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,900	(76)	(78)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		800	(30)	(29)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		37,700	(1,435)	(773)	(662)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		12,800	(487)	(122)	(365)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		31,400	(1,195)	(312)	(883)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		4,900	(178)	49	(227)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		5,700	(207)	57	(264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,900	(251)	56	(307)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(32)	11	(43)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,300	(58)	(40)	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,800	(80)	(19)	(61)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(58)	(90)	32
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	1,000	(3)	0	(3)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2010	CITI		700	(7)	4	(11)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2010	UBS		1,700	(17)	12	(29)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		4,500	90	(7)	97
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		2,700	42	(12)	54
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		9,500	149	(39)	188
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		3,900	(52)	(35)	(17)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		3,100	(42)	(27)	(15)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	DUB		3,800	97	98	(1)
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		400	7	(2)	9
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		1,100	19	(11)	30
Receive	6-Month AUD Bank Bill	6.000%	06/15/2017	DUB		1,800	35	15	20
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		4,300	(34)	104	(138)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		1,200	(10)	31	(41)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB	EUR	20,300	(98)	(3)	(95)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	JPM		11,500	(56)	(23)	(33)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		12,300	(71)	23	(94)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		11,600	(336)	(41)	(295)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		200	0	(1)	1
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		3,000	(27)	1	(28)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	CITI		17,200	(107)	6	(113)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		13,100	(81)	(113)	32
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		1,300	(8)	(19)	11
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		2,500	(16)	(24)	8
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		7,500	(46)	(146)	100
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	GSC		11,500	(182)	(198)	16
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,500	(13)	(105)	92
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		500	(5)	(36)	31
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,800	109	(16)	125
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		4,000	(186)	(217)	31
Pay	6-Month EUR-LIBOR	5.000%	09/17/2038	RBC		3,900	401	149	252
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		600	(64)	(7)	(57)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		2,300	(246)	(161)	(85)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		1,400	(150)	(86)	(64)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		4,000	(429)	(168)	(261)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY	GBP	2,900	(15)	(27)	12
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		2,600	(59)	(15)	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC		600	0	(4)	4
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		1,400	(22)	(71)	49
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		8,600	(36)	(27)	(9)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		10,900	(46)	10	(56)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		14,800	(62)	(65)	3
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		2,400	36	(3)	39
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		400	3	4	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		300	3	32	(29)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		100	(6)	0	(6)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		500	(33)	15	(48)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	9	3	6
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		1,200	(36)	(38)	2
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP	JPY	470,000	29	9	20
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		2,370,000	145	138	7
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		740,000	45	15	30
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		1,250,000	(330)	(273)	(57)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	UBS		290,000	(77)	(46)	(31)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		430,000	15	(23)	38
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY	EUR	900	(35)	1	(36)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		600	(25)	0	(25)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	RBS		600	(26)	0	(26)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$4,700	(48)	1	(49)

							$(5,923)	$(2,978)	$(2,945)

(i) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	45	$1	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	24	1	1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	9	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	93.000	11/21/2008	196	2	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/21/2008	179	3	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	515	9	8
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	43	1	0

				$17	$15

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$38,000	$205	$304
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	25	18
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,400	15	10
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		15,000	176	231
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	24	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		12,200	113	48
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		7,100	68	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,500	28	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		4,700	50	51
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	12,900	63	71

								$767	$831

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD	$1.375	05/21/2010	EUR	2,300	$111	$225
Put - OTC EUR versus USD	1.375	05/21/2010		2,300	111	174

					$222	$399

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 12/01/2038	$107.000	12/04/2008	$12,000	$1	$0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	12/19/2008	3,300	1	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	10,000	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	8,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	2,000	0	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	20,000	2	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	30,000	4	1
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	7,000	1	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	27,000	3	1
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	7,000	1	2

				$15	$4

(j) Written options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put -OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	900	$20	$2
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		4,200	55	57
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,700	44	3
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,500	47	85
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,500	47	12
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$13,000	191	261
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		400	10	8
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	14
Call - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		2,700	40	112
Put - OTC 30-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		2,700	43	20
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	17	14
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		4,900	165	215
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		800	26	22
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		4,100	110	74
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009		3,100	68	66
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	17	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009		1,600	49	52

								$965	$1,031

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD	EUR	1.390	10/07/2008	EUR	1,474	$13	$15
Put - OTC GBP versus USD	GBP	1.710	10/10/2008	GBP	1,774	17	6

						$30	$21

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$6,000	$51	$13
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	5,000	29	10

				$80	$23

(k) Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	3.416%	10/02/2009	06/06/2008	$291	$278	0.08%

(l) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.500%	11/01/2038	$3,000	$2,938	$2,983
Freddie Mac	5.500%	10/01/2038	12,000	11,904	11,923
U.S. Treasury Bonds	5.000%	05/15/2037	900	1,015	1,017
U.S. Treasury Notes	2.500%	03/31/2013	800	783	795
U.S. Treasury Notes	3.500%	02/15/2018	700	682	690

				$17,322	$17,408

(6)	Market value includes $31 of interest payable on short sales.

(m) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	3,916	04/2009	$0	$(20)	$(20)
Buy	AUD	BCLY	212	10/2008	0	(12)	(12)
Buy		DUB	523	10/2008	0	(3)	(3)
Buy		MSC	187	10/2008	0	(8)	(8)
Sell		MSC	374	10/2008	8	(1)	7
Buy		UBS	475	10/2008	0	(3)	(3)
Sell		UBS	3,720	10/2008	256	0	256
Buy	BRL	BCLY	1,134	10/2008	0	(12)	(12)
Sell		HSBC	1,134	10/2008	32	0	32
Sell		CITI	242	12/2008	8	0	8
Buy		HSBC	4,051	12/2008	0	(194)	(194)
Sell		HSBC	28	12/2008	0	0	0
Buy		JPM	570	12/2008	0	(3)	(3)
Sell		JPM	1,287	12/2008	26	0	26
Sell		MSC	2,593	12/2008	72	0	72
Buy		RBC	1,920	12/2008	0	(45)	(45)
Buy		UBS	1,209	12/2008	0	(27)	(27)
Sell		UBS	3,601	12/2008	97	0	97
Sell		RBC	1,920	06/2009	46	0	46
Buy	CAD	RBC	4,571	10/2008	0	(48)	(48)
Buy	CLP	MSC	10,300	12/2008	0	(3)	(3)
Buy		JPM	6,033	05/2009	0	(2)	(2)
Buy	CNY	BCLY	5,577	11/2008	0	(9)	(9)
Buy		BCLY	8,943	05/2009	0	(80)	(80)
Buy		CITI	13,310	05/2009	0	(117)	(117)
Buy		HSBC	3,059	05/2009	0	(20)	(20)
Sell		HSBC	3,729	05/2009	13	0	13
Buy		JPM	15,770	05/2009	0	(129)	(129)
Buy		MSC	2,632	05/2009	0	(22)	(22)
Buy		BCLY	2,887	07/2009	0	(33)	(33)
Buy		DUB	6,540	07/2009	0	(71)	(71)
Buy		HSBC	1,671	07/2009	0	(18)	(18)
Buy		JPM	2,617	07/2009	0	(29)	(29)
Buy		BCLY	2,548	05/2010	0	(45)	(45)
Buy		MLP	2,866	05/2010	0	(49)	(49)
Buy	DKK	MSC	13,098	12/2008	0	(49)	(49)
Buy	EUR	CITI	50,027	10/2008	163	0	163
Buy		DUB	444	10/2008	6	0	6
Buy		JPM	425	10/2008	0	(26)	(26)
Buy		UBS	49,856	10/2008	4	(2,761)	(2,757)
Sell		UBS	392	10/2008	23	0	23
Sell		HSBC	1,186	11/2008	13	0	13
Buy	GBP	HSBC	333	10/2008	0	(24)	(24)
Buy		MSC	100	10/2008	0	(7)	(7)
Sell		UBS	1,157	10/2008	92	0	92
Buy		UBS	8,529	11/2008	0	(294)	(294)
Buy	INR	BCLY	370	11/2008	0	(1)	(1)
Buy		JPM	280	11/2008	0	(1)	(1)
Sell	JPY	CITI	207,600	10/2008	13	(11)	2
Buy		DUB	10,890,660	10/2008	1,942	0	1,942
Buy		MLP	115,583	10/2008	0	(11)	(11)
Buy		RBS	12,218	10/2008	0	(2)	(2)
Sell		UBS	670,264	10/2008	45	(2)	43
Sell		BCLY	561,587	11/2008	10	0	10
Sell	KRW	BCLY	31,564	02/2009	4	0	4
Buy		MLP	19,639	02/2009	0	(3)	(3)
Sell	MXN	CITI	140	11/2008	0	0	0
Buy		RBC	140	11/2008	0	0	0
Buy		CITI	140	05/2009	0	(1)	(1)
Buy	MYR	BCLY	3,899	11/2008	0	(81)	(81)
Sell		BCLY	3,292	11/2008	0	(4)	(4)
Buy		CITI	2,287	11/2008	0	(66)	(66)
Buy		DUB	4,542	11/2008	0	(108)	(108)
Sell		HSBC	2,170	11/2008	2	0	2
Buy		JPM	1,539	11/2008	0	(27)	(27)
Sell	PHP	BCLY	10,269	11/2008	5	0	5
Buy		HSBC	42,000	11/2008	0	(58)	(58)
Buy		JPM	41,900	11/2008	0	(51)	(51)
Sell		JPM	88,645	11/2008	56	0	56
Buy		BCLY	9,700	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,640	02/2009	0	(13)	(13)
Buy		JPM	16,375	02/2009	0	(13)	(13)
Buy		MLP	3,700	02/2009	0	(5)	(5)
Buy		MSC	13,000	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,500	12/2010	0	(3)	(3)
Sell		LEH	2,500	12/2010	0	(1)	(1)
Sell	PLN	JPM	1,391	11/2008	35	0	35
Buy		HSBC	1,692	05/2009	0	(54)	(54)
Buy	RUB	DUB	20,301	11/2008	0	(27)	(27)
Sell		DUB	15,555	11/2008	27	0	27
Buy		HSBC	2,561	11/2008	0	(8)	(8)
Sell		HSBC	22,088	11/2008	34	0	34
Sell		JPM	15,043	11/2008	28	0	28
Buy		HSBC	31,529	05/2009	0	(95)	(95)
Buy	SAR	JPM	3,284	04/2009	0	(13)	(13)
Sell	SEK	RBS	16,634	10/2008	108	0	108
Buy	SGD	BCLY	70	10/2008	0	(2)	(2)
Buy		CSFB	313	10/2008	0	(10)	(10)
Buy		DUB	170	10/2008	0	(6)	(6)
Buy		JPM	1,140	10/2008	0	(38)	(38)
Buy		UBS	330	10/2008	0	(10)	(10)
Sell		UBS	2,023	10/2008	5	0	5
Buy		BCLY	747	11/2008	0	(25)	(25)
Sell		BCLY	3,578	11/2008	30	0	30
Buy		BOA	761	11/2008	0	(29)	(29)
Buy		CITI	215	11/2008	0	(3)	(3)
Buy		DUB	821	11/2008	0	(28)	(28)
Sell		DUB	1,149	11/2008	12	0	12
Buy		HSBC	270	11/2008	0	(11)	(11)
Buy		JPM	481	11/2008	0	(13)	(13)
Buy		UBS	2,784	11/2008	0	(36)	(36)
Buy	TWD	BCLY	3,321	02/2009	0	(5)	(5)
Buy		DUB	1,400	02/2009	0	(2)	(2)
Sell		HSBC	7,782	02/2009	8	0	8
Buy		MLP	2,300	02/2009	0	(3)	(3)
Buy		MSC	1,500	02/2009	0	(2)	(2)
Buy		UBS	700	02/2009	0	(1)	(1)
Buy	ZAR	UBS	97	12/2008	0	0	0

					$3,223	$(5,083)	$(1,860)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$581,587	$4,294	$585,881
Short Sales, at value	0	(17,377)	0	(17,377)
Other Financial Instruments++	(1,378)	(1,736)	(321)	(3,435)

Total	$(1,378)	$562,474	$3,973	$565,069

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$6,515	$15	$7	$(2,420)	$177	$4,294
Other Financial Instruments++	(41)	0	0	0	(95)	(185)	(321)

Total	$(41)	$6,515	$15	$7	$(2,515)	$(8)	$3,973

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 7.2%
AES Corp.
6.410% due 03/31/2010		$667	$633
6.410% due 04/30/2010		433	412
7.010% due 03/31/2010		900	855
Alltel Communications, Inc.
4.997% due 05/15/2015		1,000	967
Amadeus Global Travel Distribution S.A.
4.486% due 04/08/2013		678	546
4.986% due 04/08/2014		678	543
Community Health Systems, Inc.
4.000% due 07/25/2014		46	41
5.060% due 07/25/2014		688	606
5.954% due 07/25/2014		219	193
CSC Holdings, Inc.
9.750% due 07/08/2013		650	624
Daimler Finance North America LLC
6.820% due 08/03/2012		3,960	2,690
First Data Corp.
5.551% due 09/24/2014		64	55
5.552% due 09/24/2014		27	24
5.926% due 09/24/2014		904	774
Ford Motor Co.
5.490% due 12/16/2013		3,464	2,291
HCA, Inc.
6.012% due 11/18/2013		3,921	3,448
Idearc, Inc.
4.470% due 11/17/2014		21	13
4.800% due 11/17/2014		476	281
Ineos Group Holdings PLC
5.727% due 10/07/2012		124	103
5.952% due 10/07/2012		689	575
Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012		1,470	1,049
Quicksilver Resources, Inc.
7.750% due 08/05/2013		500	481
Roundy’s Supermarket, Inc.
5.500% due 10/27/2011		868	795
Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		241	204
6.302% due 10/10/2014		749	634
7.262% due 10/10/2014		7	6
Thompson Learning, Inc.
6.200% due 07/05/2014		2,084	1,714
Tribune Co.
5.412% due 05/30/2009		282	260
5.786% due 06/04/2014		1,361	609
Univision Communications, Inc.
5.049% due 09/15/2014		1,879	1,219
6.250% due 09/15/2014		121	78
VNU/Nielson Finance LLC
4.802% due 08/09/2013		1,965	1,706
Wind Acquisition Finance S.A.
10.035% due 12/21/2011		599	596
Wrigley WM JR Co.
7.000% due 07/17/2014		500	492

Total Bank Loan Obligations (Cost $31,089)			25,517

CORPORATE BONDS & NOTES 78.3%
Banking & Finance 20.5%
AES Ironwood LLC
8.857% due 11/30/2025		2,307	2,318
AES Red Oak LLC
8.540% due 11/30/2019		1,126	1,126
American Express Bank FSB
5.500% due 04/16/2013		2,025	1,855
American Express Co.
7.000% due 03/19/2018		3,750	3,315
American International Group, Inc.
5.850% due 01/16/2018		1,200	603
8.175% due 05/15/2058		900	144
8.250% due 08/15/2018		3,150	1,833
Bank of America Corp.
8.000% due 12/29/2049		6,550	5,191
Barclays Bank PLC
6.050% due 12/04/2017		1,225	1,141
7.434% due 09/29/2049		1,100	897
7.700% due 04/29/2049		1,975	1,741
Bear Stearns Cos. LLC
6.400% due 10/02/2017		325	304
Caelus Re Ltd.
9.061% due 06/07/2011		250	244
Citigroup Capital XXI
8.300% due 12/21/2077		1,675	1,248
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009		2,200	2,170
Citigroup, Inc.
5.500% due 04/11/2013		1,250	1,092
6.125% due 05/15/2018		175	145
8.400% due 04/29/2049		2,550	1,739
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	846
El Paso Performance-Linked Trust
7.750% due 07/15/2011		850	865
Ferrellgas Escrow LLC
6.750% due 05/01/2014		900	738
Ford Motor Credit Co. LLC
7.800% due 06/01/2012		5,000	3,107
Forest City Enterprises, Inc.
7.625% due 06/01/2015		750	604
GMAC LLC
6.625% due 05/15/2012		350	148
7.250% due 03/02/2011		1,275	603
8.000% due 11/01/2031		1,400	528
Goldman Sachs Group, Inc.
3.011% due 03/02/2010		300	281
5.950% due 01/18/2018		775	641
6.150% due 04/01/2018		700	583
6.750% due 10/01/2037		2,700	1,803
HBOS PLC
6.750% due 05/21/2018		900	755
HSBC Holdings PLC
6.500% due 09/15/2037		400	340
JPMorgan Chase & Co.
2.959% due 01/17/2011		900	888
7.900% due 04/29/2049		1,750	1,477
KRATON Polymers LLC
8.125% due 01/15/2014		1,300	760
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		775	101
6.625% due 01/18/2012 (a)		125	16
6.750% due 12/28/2017 (a)		1,250	6
6.875% due 05/02/2018 (a)		500	65
7.500% due 05/11/2038 (a)		1,025	5
Merrill Lynch & Co., Inc.
5.054% due 05/12/2010		825	796
6.875% due 04/25/2018		2,250	1,994
Metropolitan Life Global Funding I
3.961% due 06/25/2010		300	300
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,600	1,807
Morgan Stanley
2.902% due 05/07/2010		100	69
3.035% due 01/18/2011		150	98
5.950% due 12/28/2017		3,200	2,008
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	455
NSG Holdings LLC
7.750% due 12/15/2025		1,875	1,791
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		250	187
7.640% due 03/31/2049		2,200	1,641
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,100	1,960
SLM Corp.
2.960% due 07/26/2010		400	304
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049		400	382
Tenneco, Inc.
8.125% due 11/15/2015		1,300	1,118
TNK-BP Finance S.A.
6.625% due 03/20/2017		500	326
7.500% due 07/18/2016		1,000	702
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		675	607
UBS AG
5.750% due 04/25/2018		850	741
UBS Preferred Funding Trust V
6.243% due 05/12/2049		550	424
Universal City Development Partners
11.750% due 04/01/2010		525	509
Universal City Florida Holding Co. I & II
7.551% due 05/01/2010		175	165
8.375% due 05/01/2010		1,425	1,382
Ventas Realty LP
6.500% due 06/01/2016		150	142
6.750% due 06/01/2010		640	640
6.750% due 04/01/2017		320	304
7.125% due 06/01/2015		500	499
9.000% due 05/01/2012		525	550
Wachovia Corp.
2.961% due 06/01/2010		950	735
7.980% due 02/28/2049		6,800	2,846
Wells Fargo Capital XIII
7.700% due 12/29/2049		875	764
Wells Fargo Capital XV
9.750% due 12/29/2049		3,600	3,495
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	985

			72,992

Industrials 43.6%
Actuant Corp.
6.875% due 06/15/2017		1,000	960
Allied Waste North America, Inc.
7.250% due 03/15/2015		2,000	1,925
Allison Transmission, Inc.
11.000% due 11/01/2015		1,455	1,273
American Stores Co.
8.000% due 06/01/2026		1,100	1,035
AmeriGas Partners LP
7.125% due 05/20/2016		1,580	1,422
7.250% due 05/20/2015		1,050	961
ARAMARK Corp.
6.301% due 02/01/2015		200	176
8.500% due 02/01/2015		1,875	1,772
ArvinMeritor, Inc.
8.125% due 09/15/2015		2,165	1,678
8.750% due 03/01/2012		1,550	1,310
Berry Plastics Corp.
7.541% due 02/15/2015		2,125	1,902
Berry Plastics Holding Corp.
8.875% due 09/15/2014		1,075	844
Biomet, Inc.
10.000% due 10/15/2017		925	948
10.375% due 10/15/2017 (b)		2,165	2,154
11.625% due 10/15/2017		5,000	5,050
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014		1,500	458
C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,500	1,406
Cascades, Inc.
7.250% due 02/15/2013		1,425	1,119
CCO Holdings LLC
8.750% due 11/15/2013		2,900	2,538
Celestica, Inc.
7.875% due 07/01/2011		1,600	1,560
Chart Industries, Inc.
9.125% due 10/15/2015		425	438
Chesapeake Energy Corp.
6.875% due 01/15/2016		275	252
7.000% due 08/15/2014		875	822
7.250% due 12/15/2018		1,750	1,619
7.500% due 09/15/2013		100	97
7.500% due 06/15/2014		325	313
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		964	728
Citic Resources Finance Ltd.
6.750% due 05/15/2014		225	172
Clorox Co.
4.200% due 01/15/2010		400	395
Colorado Interstate Gas Co.
5.950% due 03/15/2015		300	275
Community Health Systems, Inc.
8.875% due 07/15/2015		3,500	3,342
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		425	408
7.750% due 05/15/2017		635	606
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		608	554
7.373% due 06/15/2017		230	172
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,000	810
Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015		1,350	1,323
CSC Holdings, Inc.
6.750% due 04/15/2012		475	438
7.625% due 04/01/2011		2,100	2,026
7.625% due 07/15/2018		1,725	1,509
7.875% due 02/15/2018		175	155
DaVita, Inc.
7.250% due 03/15/2015		1,750	1,671
Dex Media West LLC
9.875% due 08/15/2013		575	358
Dex Media, Inc.
8.000% due 11/15/2013		1,750	814
Dynegy Holdings, Inc.
6.875% due 04/01/2011		492	450
7.125% due 05/15/2018		1,250	950
7.625% due 10/15/2026		325	239
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		1,319	1,333
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		1,250	1,134
EchoStar DBS Corp.
6.375% due 10/01/2011		375	346
6.625% due 10/01/2014		1,025	825
7.000% due 10/01/2013		440	382
7.125% due 02/01/2016		3,855	3,113
El Paso Corp.
7.000% due 06/15/2017		2,500	2,245
7.250% due 06/01/2018		1,100	1,028
7.750% due 06/15/2010		250	254
7.800% due 08/01/2031		750	634
8.050% due 10/15/2030		780	679
Enterprise Products Operating LP
8.375% due 08/01/2066		1,710	1,586
Ferrellgas Partners LP
8.870% due 08/01/2009 (j)		1,200	1,197
First Data Corp.
9.875% due 09/24/2015		4,950	3,892
Ford Motor Co.
9.215% due 09/15/2021		200	96
Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		550	528
8.250% due 04/01/2015		755	743
8.375% due 04/01/2017		2,625	2,589
Freescale Semiconductor, Inc.
6.694% due 12/15/2014		500	338
8.875% due 12/15/2014		1,500	1,042
9.125% due 12/15/2014 (b)		1,100	698
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,500	1,522
General Motors Corp.
7.400% due 09/01/2025		50	18
7.700% due 04/15/2016		1,700	684
8.250% due 07/15/2023		475	189
Georgia-Pacific LLC
7.000% due 01/15/2015		300	274
7.125% due 01/15/2017		1,500	1,346
7.250% due 06/01/2028		150	119
7.375% due 12/01/2025		4,520	3,672
7.750% due 11/15/2029		200	166
8.000% due 01/15/2024		1,775	1,571
Goodyear Tire & Rubber Co.
6.678% due 12/01/2009		550	542
9.000% due 07/01/2015		815	811
Harrah’s Operating Co., Inc.
10.750% due 02/01/2016		2,336	1,203
HCA, Inc.
7.190% due 11/15/2015		180	145
9.125% due 11/15/2014		1,350	1,316
9.250% due 11/15/2016		6,230	6,074
Hertz Corp.
8.875% due 01/01/2014		4,425	3,839
Ineos Group Holdings PLC
8.500% due 02/15/2016		2,175	1,185
Ingles Markets, Inc.
8.875% due 12/01/2011		1,450	1,461
Intergen NV
9.000% due 06/30/2017		1,755	1,764
JET Equipment Trust
7.630% due 08/15/2012 (a)		152	1
10.000% due 06/15/2012 (a)		491	388
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		1,000	1,025
Legrand France S.A.
8.500% due 02/15/2025		975	979
Mattel, Inc.
3.219% due 06/15/2009		500	499
Nalco Co.
8.875% due 11/15/2013		1,300	1,303
New Albertson’s, Inc.
7.450% due 08/01/2029		2,915	2,602
Norampac Industries, Inc.
6.750% due 06/01/2013		875	661
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		475	435
Nortel Networks Ltd.
7.041% due 07/15/2011		1,825	1,227
10.125% due 07/15/2013		1,045	671
10.750% due 07/15/2016		400	247
Northwest Pipeline GP
7.125% due 12/01/2025		500	475
NPC International, Inc.
9.500% due 05/01/2014		1,550	1,279
OPTI Canada, Inc.
8.250% due 12/15/2014		805	724
Quebecor Media, Inc.
7.750% due 03/15/2016		2,850	2,508
Qwest Communications International, Inc.
6.304% due 02/15/2009		1,050	1,042
7.500% due 02/15/2014		1,097	954
Reynolds American, Inc.
7.750% due 06/01/2018		375	371
RH Donnelley Corp.
6.875% due 01/15/2013		250	99
8.875% due 01/15/2016		3,771	1,301
8.875% due 10/15/2017		2,600	897
RH Donnelley, Inc.
11.750% due 05/15/2015		225	138
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,525	1,456
Roundy’s, Inc.
5.500% due 10/27/2011		2	2
6.750% due 10/27/2011		43	40
SandRidge Energy, Inc.
8.625% due 04/01/2015		4,200	3,780
Sanmina-SCI Corp.
8.125% due 03/01/2016		1,110	949
Seagate Technology HDD Holdings
6.375% due 10/01/2011		1,450	1,432
SemGroup LP
8.750% due 11/15/2015 (a)		2,750	289
Sensata Technologies BV
8.000% due 05/01/2014		2,175	1,849
Service Corp. International
7.625% due 10/01/2018		225	202
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	105
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	418
Sonat, Inc.
7.000% due 02/01/2018		500	441
7.625% due 07/15/2011		1,450	1,475
Station Casinos, Inc.
7.750% due 08/15/2016		615	337
Suburban Propane Partners LP
6.875% due 12/15/2013		725	645
Sungard Data Systems, Inc.
9.125% due 08/15/2013		2,841	2,571
TRW Automotive, Inc.
7.000% due 03/15/2014		2,125	1,764
7.250% due 03/15/2017		1,030	819
United Airlines, Inc.
6.071% due 03/01/2013 (a)		71	67
6.201% due 12/31/2049 (a)		35	34
6.602% due 03/01/2015 (a)		80	78
United Rentals North America, Inc.
6.500% due 02/15/2012		1,485	1,247
Unitymedia GmbH
10.375% due 02/15/2015		750	716
Verso Paper Holdings LLC
9.125% due 08/01/2014		1,900	1,644
Videotron Ltee
9.125% due 04/15/2018		660	670
West Corp.
9.500% due 10/15/2014		1,500	1,155
11.000% due 10/15/2016		750	544
Willamette Industries, Inc.
6.450% due 08/19/2009		550	551
Williams Cos., Inc.
7.625% due 07/15/2019		825	813
Williams Partners LP
7.250% due 02/01/2017		425	396
Windstream Corp.
8.625% due 08/01/2016		2,400	2,226
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014		1,400	1,200
Xerox Corp.
7.125% due 06/15/2010		875	896

			154,647

Utilities 14.2%
AES Corp.
7.750% due 03/01/2014		750	701
8.000% due 10/15/2017		125	113
Cincinnati Bell, Inc.
7.250% due 07/15/2013		1,075	973
Energy Future Holdings Corp.
10.875% due 11/01/2017		6,500	5,899
11.250% due 11/01/2017 (b)		275	234
Frontier Communications Corp.
6.625% due 03/15/2015		100	84
7.125% due 03/15/2019		2,750	2,200
7.450% due 07/01/2035		250	154
9.000% due 08/15/2031		925	712
Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013		950	185
9.750% due 05/01/2013		750	154
Homer City Funding LLC
8.734% due 10/01/2026		725	739
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,425	2,098
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		450	423
Midwest Generation LLC
8.560% due 01/02/2016		4,487	4,622
NGPL Pipe Co. LLC
7.119% due 12/15/2017		1,375	1,306
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	912
NRG Energy, Inc.
7.250% due 02/01/2014		1,350	1,256
7.375% due 02/01/2016		4,665	4,210
7.375% due 01/15/2017		1,825	1,665
PSEG Energy Holdings LLC
8.500% due 06/15/2011		2,850	2,899
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,050	1,021
Qwest Corp.
6.069% due 06/15/2013		700	598
8.875% due 03/15/2012		2,600	2,561
Reliant Energy, Inc.
6.750% due 12/15/2014		3,175	2,730
Sprint Capital Corp.
6.375% due 05/01/2009		750	735
6.900% due 05/01/2019		1,350	1,048
8.750% due 03/15/2032		875	684
Sprint Nextel Corp.
6.000% due 12/01/2016		1,525	1,176
Telesat Canada
11.000% due 11/01/2015		1,390	1,119
12.500% due 11/01/2017		400	334
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,084	1,888
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015		1,700	1,543
10.500% due 11/01/2016 (b)		975	831
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		1,500	1,395
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		1,000	713
Virgin Media Finance PLC
9.125% due 08/15/2016		500	421

			50,336

Total Corporate Bonds & Notes (Cost $337,723)			277,975

CONVERTIBLE BONDS & NOTES 1.3%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		800	393
Chesapeake Energy Corp.
2.250% due 12/15/2038		2,050	1,419
CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,041
Deutsche Bank AG
0.000% due 10/24/2008		350	142
Mylan, Inc.
1.250% due 03/15/2012		700	542
Nortel Networks Corp.
2.125% due 04/15/2014		1,000	484
Qwest Communications International, Inc.
3.500% due 11/15/2025		850	726

Total Convertible Bonds & Notes (Cost $6,995)			4,747

MUNICIPAL BONDS & NOTES 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		400	21

Total Municipal Bonds & Notes (Cost $35)			21

U.S. GOVERNMENT AGENCIES 23.2%
Fannie Mae
5.000% due 10/01/2038 - 11/01/2038		27,000	26,265
5.500% due 02/01/2038 (e)		3,916	3,909
5.500% due 10/01/2038		49,000	48,808
Freddie Mac
5.000% due 12/14/2018		500	471
5.500% due 10/01/2038		3,000	2,981

Total U.S. Government Agencies (Cost $81,768)			82,434

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Assets
3.397% due 05/25/2046		167	108
3.397% due 09/25/2046		63	38
3.417% due 10/25/2046		155	61
3.555% due 02/25/2047		85	43
3.775% due 11/25/2046		743	374
6.250% due 06/25/2037		354	217
American Home Mortgage Investment Trust
5.660% due 09/25/2045		52	35
Bear Stearns Adjustable Rate Mortgage Trust
5.474% due 05/25/2047		176	148
Chase Mortgage Finance Corp.
5.434% due 03/25/2037		76	65
Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034		31	30
5.666% due 07/25/2046		66	51
6.014% due 09/25/2037		271	190
Countrywide Alternative Loan Trust
3.382% due 12/20/2046		387	236
3.397% due 09/25/2046		91	50
3.398% due 07/20/2046		139	86
3.537% due 11/20/2035		55	35
3.577% due 02/25/2037		760	338
3.855% due 12/25/2035		87	53
5.898% due 02/25/2037		156	109
6.000% due 11/25/2036		78	56
6.000% due 01/25/2037		247	175
Countrywide Home Loan Mortgage Pass-Through Trust
5.772% due 05/20/2036		1,006	746
GSR Mortgage Loan Trust
5.178% due 01/25/2036		74	65
Harborview Mortgage Loan Trust
3.210% due 07/19/2046		143	90
3.230% due 09/19/2046		63	38
3.705% due 12/19/2036		69	38
5.750% due 08/19/2036		129	89
Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047		90	49
Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046		137	83
3.407% due 06/25/2047		66	40
5.647% due 11/25/2035		468	329
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		67	52
Luminent Mortgage Trust
3.377% due 12/25/2036		82	50
3.387% due 12/25/2036		71	45
MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046		48	30
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037		77	55
Residential Accredit Loans, Inc.
3.537% due 03/25/2037		482	263
Structured Asset Mortgage Investments, Inc.
3.387% due 09/25/2047		92	57
3.397% due 07/25/2046		160	99
3.427% due 05/25/2046		66	40
3.427% due 09/25/2047		1,000	276
Suntrust Alternative Loan Trust
3.557% due 04/25/2036		272	146
WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		150	79
3.555% due 03/25/2047		159	84
3.615% due 04/25/2047		80	46
3.675% due 12/25/2046		71	38
5.342% due 01/25/2037		74	59
5.468% due 02/25/2037		169	142
5.613% due 12/25/2036		83	65
5.668% due 05/25/2037		85	77
5.711% due 02/25/2037		80	59
5.868% due 02/25/2037		79	66
5.931% due 09/25/2036		66	52
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046		66	39
Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		78	63

Total Mortgage-Backed Securities (Cost $6,136)			6,047

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
3.457% due 08/25/2046		601	155
Massachusetts State Educational Financing Authority
2.864% due 10/25/2038		200	184
MASTR Asset-Backed Securities Trust
3.417% due 11/25/2036		100	40
Structured Asset Securities Corp.
3.357% due 05/25/2037		325	293
3.507% due 06/25/2035		562	378

Total Asset-Backed Securities (Cost $1,027)			1,050

FOREIGN CURRENCY-DENOMINATED ISSUES 3.3%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,000	1,271
Credit Agricole S.A.
4.130% due 11/29/2049		150	145
Intesa Sanpaolo SpA
8.047% due 06/29/2049		400	473
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	1,434
Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		401	523
6.636% due 11/30/2014		484	635
8.250% due 05/01/2016		1,000	1,182
RBS Capital Trust A
6.467% due 12/29/2049		350	399
Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	469	742
Sensata Technologies BV
11.250% due 01/15/2014	EUR	900	1,082
Societe Generale
6.999% due 12/29/2049		150	158
UBS AG
7.152% due 12/29/2049		600	557
UPC Broadband Holding BV
6.513% due 12/31/2014		942	1,079
UPC Holding BV
7.750% due 01/15/2014		600	686
8.625% due 01/15/2014		800	940
Virgin Media Finance PLC
8.750% due 04/15/2014		225	245

Total Foreign Currency-Denominated Issues (Cost $13,497)			11,551

	Shares
CONVERTIBLE PREFERRED STOCKS 1.1%
American International Group, Inc.
8.500% due 08/01/2011		6,200	53
Bank of America Corp.
7.250% due 12/31/2049		2,600	2,172
Citigroup, Inc.
6.500% due 12/31/2049		7,500	309
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		4,900	408
General Motors Corp.
5.250% due 03/06/2032		83,200	759
Wachovia Corp.
7.500% due 12/31/2049		600	236

Total Convertible Preferred Stocks (Cost $6,027)			3,937

PREFERRED STOCKS 0.0%
Merrill Lynch & Co., Inc.
3.327% due 05/20/2009		5,900	138

Total Preferred Stocks (Cost $289)			138

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.9%
Certificates of Deposit 0.5%
UBS AG
3.066% due 03/17/2009		$300	300
3.741% due 07/01/2010		100	100
Unicredito Italiano NY
3.088% due 05/15/2009		300	300
3.088% due 05/18/2009		900	899

			1,599

Repurchase Agreements 0.4%
State Street Bank and Trust Co.
1.000% due 10/01/2008		1,450	1,450
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $1,483. Repurchase proceeds are $1,450.)

U.S. Treasury Bills 3.0%
1.427% due 10/16/2008 - 12/26/2008 (c)(d)		10,500	10,448

Total Short-Term Instruments (Cost $13,526)			13,497

Purchased Options (h) 2.2% (Cost $4,369)			7,842
Total Investments 122.5% (Cost $502,481)			$434,756
Written Options (i) (2.0%) (Premiums $4,223)			(6,930)
Other Assets and Liabilities (Net) (20.5%)			(72,870)

Net Assets 100.0%			$354,956

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $9,700 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $3,000 at a weighted average interest rate of 3.00%. On September 30, 2008, securities valued at $3,114 were pledged as collateral for reverse repurchase agreements.

(f) Cash of $833 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2009	106	$128
90-Day Eurodollar September Futures	Long	09/2009	193	201
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	242	650
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	45	103
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	17	50

				$1,132

(g) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$600	$(11)	$0	$(11)
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	850	(4)	0	(4)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	1,150	(30)	0	(30)
CSC Holdings, Inc. 7.625% due 07/15/2018	2.080%	06/20/2012	MLP	4.909%	400	(35)	0	(35)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	2,000	(98)	0	(98)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	150	(27)	(16)	(11)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	DUB	37.109%	1,800	(898)	0	(898)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	100	(2)	0	(2)
Georgia-Pacific LLC 7.750% due 11/15/2029	2.220%	09/20/2012	CITI	4.896%	500	(43)	0	(43)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	1,000	(181)	0	(181)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	200	(102)	(31)	(71)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	MLP	44.392%	2,500	(1,280)	(656)	(624)
GMAC LLC 6.875% due 08/28/2012	6.560%	12/20/2012	MSC	47.538%	1,500	(737)	0	(737)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	3.650%	06/20/2013	CITI	5.530%	500	(33)	0	(33)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	250	(3)	0	(3)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	2,900	(1,057)	(435)	(622)
NRG Energy, Inc. 7.250% due 02/01/2014	4.200%	09/20/2013	GSC	5.093%	100	(3)	0	(3)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.350%	12/20/2012	CITI	6.379%	600	(59)	0	(59)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	1,125	(166)	0	(166)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	03/20/2009	BCLY	6.943%	1,000	(28)	0	(28)
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%	1,500	(34)	0	(34)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	1,000	30	0	30
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	200	(98)	(34)	(64)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%	1,150	(566)	(204)	(362)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	1,200	(98)	0	(98)

						$(5,563)	$(1,376)	$(4,187)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$500	$3	$(3)	$6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	8,100	45	(84)	129
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,500	8	(17)	25
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	1,500	8	(17)	25

					$64	$(121)	$185

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	$3,500	$111	$0	$111
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	2,400	(251)	0	(251)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	596	5	0	5
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	1,100	15	0	15
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	8,400	(46)	(117)	71

					$(166)	$(117)	$(49)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	34,100	$(1,746)	$(76)	$(1,670)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		3,400	(172)	(24)	(148)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		20,700	(858)	(25)	(833)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,800	10	12	(2)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	12	8	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,800	9	12	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$1,400	15	31	(16)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		24,200	260	228	32
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		8,700	94	70	24
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,400	15	31	(16)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,900	64	39	25
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		2,140	85	71	14
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		500	19	15	4
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		2,500	95	71	24
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		6,220	237	161	76
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		2,600	99	81	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,000	(36)	(7)	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	(8)	(3)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		5,300	(193)	(25)	(168)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		4,700	(171)	50	(221)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,900	(69)	(1)	(68)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,400	(285)	243	(528)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,100	(183)	63	(246)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,700	(120)	13	(133)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		2,200	(98)	(128)	30
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	4,900	(23)	(45)	22
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		2,700	(96)	(46)	(50)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS	GBP	22,800	35	(44)	79
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		7,800	(33)	(167)	134
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,400	(236)	(149)	(87)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	25,000	(7)	0	(7)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		33,000	(10)	0	(10)

							$(3,295)	$459	$(3,754)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	12,200	0.000%	$91	10/23/2008	MLP	$(4)
Receive	SandRidge Energy, Inc.	25,000	3.045%	1,159	10/23/2008	MLP	(676)

							$(680)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$51,000	$495	$785
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	2,484
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	689
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	910
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	1,796
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	100,400	943	1,178

							$4,369	$7,842

(i) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	63	$46	$38
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	63	28	81

				$74	$119

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	$17,000	$474	$746
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	2,114
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	492
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	19,700	556	864
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	893	1,528
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	33,200	902	1,067

							$4,149	$6,811

(j) Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$569	$554	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,225	1,197	0.34%

				$1,794	$1,751	0.49%

(k) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	1,914	12/2008	$0	$(107)	$(107)
Sell		BCLY	420	12/2008	40	0	40
Sell		CITI	582	12/2008	23	0	23
Buy		HSBC	9,321	12/2008	0	(444)	(444)
Sell		HSBC	544	12/2008	18	0	18
Sell		JPM	1,944	12/2008	132	0	132
Sell		MSC	1,539	12/2008	51	0	51
Buy		UBS	3,778	12/2008	0	(359)	(359)
Sell		UBS	547	12/2008	16	0	16
Buy	CNY	BCLY	1,273	07/2009	0	(14)	(14)
Buy		DUB	3,949	07/2009	0	(43)	(43)
Buy		HSBC	2,612	07/2009	0	(23)	(23)
Buy		JPM	5,324	07/2009	0	(59)	(59)
Buy	EUR	CITI	9,251	10/2008	37	0	37
Sell		CITI	9,251	10/2008	0	(30)	(30)
Sell		UBS	9,251	10/2008	516	0	516
Buy	GBP	BCLY	91	10/2008	0	(5)	(5)
Sell		UBS	2,463	11/2008	85	0	85
Sell	INR	CITI	236,562	11/2008	470	0	470
Buy		DUB	36,941	11/2008	0	(123)	(123)
Buy		HSBC	93,630	11/2008	0	(315)	(315)
Buy		JPM	105,991	11/2008	0	(379)	(379)
Buy	MYR	BCLY	5,860	11/2008	0	(99)	(99)
Sell		BOA	1,264	11/2008	0	(2)	(2)
Buy		DUB	4,002	11/2008	0	(70)	(70)
Buy		JPM	3,002	11/2008	0	(52)	(52)
Sell		JPM	2,456	11/2008	44	0	44
Buy	PHP	HSBC	40,000	11/2008	0	(55)	(55)
Buy		JPM	40,100	11/2008	0	(49)	(49)
Buy		BCLY	9,300	02/2009	0	(10)	(10)
Buy		DUB	4,500	02/2009	0	(6)	(6)
Buy		HSBC	11,140	02/2009	0	(12)	(12)
Buy		JPM	15,642	02/2009	0	(12)	(12)
Sell		JPM	19,494	02/2009	0	(6)	(6)
Buy		MLP	3,500	02/2009	0	(5)	(5)
Buy		MSC	12,500	02/2009	0	(14)	(14)
Buy		RBS	3,400	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Buy	RUB	BCLY	180,536	11/2008	0	(325)	(325)
Sell		HSBC	163,983	11/2008	686	0	686
Sell		UBS	11,195	11/2008	14	0	14
Buy		BCLY	26,702	05/2009	0	(85)	(85)
Buy		DUB	35,438	05/2009	0	(106)	(106)
Buy	SGD	BCLY	2,641	11/2008	0	(110)	(110)
Sell		BCLY	4,781	11/2008	224	0	224
Buy		CITI	4,958	11/2008	0	(187)	(187)
Buy		CSFB	255	11/2008	0	(11)	(11)
Sell		JPM	640	11/2008	2	0	2
Buy		LEH	1,350	12/2010	0	(60)	(60)
Sell		LEH	1,350	12/2010	9	0	9

					$2,367	$(3,186)	$(819)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$53	$430,550	$4,153	$434,756
Other Financial Instruments++	1,132	(16,249)	15	(15,102)

Total	$1,185	$414,301	$4,168	$419,654

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,258	$(1,506)	$11	$8	$(618)	$0	$4,153
Other Financial Instruments++	(28)	0	0	0	(18)	61	15

Total	$6,230	$(1,506)	$11	$8	$(636)	$61	$4,168

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.5%
Banking & Finance 6.5%
American International Group, Inc.
8.250% due 08/15/2018	$200	$116
Bank of America N.A.
2.876% due 12/18/2008	1,300	1,297
3.760% due 06/23/2010	1,500	1,474
Caterpillar Financial Services Corp.
4.226% due 06/24/2011	1,100	1,060
CIT Group, Inc.
2.927% due 08/17/2009	300	241
Citigroup Funding, Inc.
3.852% due 05/07/2010	700	660
Citigroup, Inc.
2.836% due 01/30/2009	600	594
Credit Suisse USA, Inc.
2.890% due 11/20/2009	400	397
3.268% due 11/20/2009	300	298
Goldman Sachs Group, Inc.
2.978% due 02/06/2012	700	544
JPMorgan Chase Capital XX
6.550% due 09/29/2036	200	147
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	1,400	182
Morgan Stanley
4.904% due 05/14/2010	700	511
U.S. Trade Funding Corp.
4.260% due 11/15/2014	575	603
Wachovia Bank N.A.
3.704% due 05/14/2010	700	573
Wachovia Corp.
2.861% due 12/01/2009	700	610
Wells Fargo & Co.
3.270% due 03/23/2010	400	397

		9,704

Industrials 1.0%
Daimler Finance North America LLC
3.249% due 03/13/2009	400	398
United Technologies Corp.
6.125% due 07/15/2038	700	677
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	365
Walt Disney Co.
2.917% due 09/10/2009	100	100

		1,540

Total Corporate Bonds & Notes (Cost $13,358)		11,244

MUNICIPAL BONDS & NOTES 1.0%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	311
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	145
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	300	284
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	600	557
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	26
Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	181

Total Municipal Bonds & Notes (Cost $1,571)		1,504

U.S. GOVERNMENT AGENCIES 45.1%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	804
3.267% due 07/25/2037	163	150
3.825% due 08/25/2021	16	16
3.975% due 08/25/2022	7	7
4.107% due 04/25/2032	24	24
4.250% due 05/25/2037	53	34
4.275% due 04/25/2021	10	10
4.500% due 08/25/2018 - 09/01/2035	677	640
5.000% due 11/01/2019 - 08/25/2033	677	632
5.375% due 02/25/2022 - 04/11/2022	1,350	1,346
5.500% due 09/25/2024 - 08/01/2037	11,140	11,075
5.800% due 02/09/2026	500	505
5.820% due 04/01/2026	939	950
6.000% due 01/25/2036	509	489
6.080% due 09/01/2028	64	72
6.167% due 01/01/2033	22	22
6.210% due 08/06/2038	700	798
6.500% due 07/25/2031	640	652
Farmer Mac
7.316% due 07/25/2011	109	108
Federal Farm Credit Bank
5.050% due 03/28/2019	400	405
5.150% due 03/25/2020	250	254
5.160% due 03/14/2022	2,400	2,438
Federal Home Loan Bank
4.250% due 12/18/2009	1,600	1,604
5.000% due 12/21/2015	12,000	12,333
5.250% due 09/12/2014	1,400	1,457
6.000% due 02/12/2021	50	55
6.125% due 06/08/2018	80	88
Federal Housing Administration
6.896% due 07/01/2020	356	352
Financing Corp.
10.700% due 10/06/2017	650	924
Freddie Mac
2.718% due 02/15/2019	642	626
2.888% due 01/15/2033	77	76
3.200% due 02/15/2027	14	14
3.500% due 02/15/2021	17	17
4.000% due 06/15/2032	297	220
4.278% due 10/25/2044	99	95
4.500% due 05/15/2025	1,000	884
5.000% due 03/18/2014 - 09/15/2035	2,000	1,903
5.400% due 03/17/2021	1,000	1,021
5.500% due 08/23/2017 - 06/15/2034	4,378	4,454
5.625% due 11/23/2035	900	887
6.000% due 05/15/2036	3,450	3,260
7.000% due 07/15/2023 - 12/01/2031	54	57
8.250% due 06/01/2016	350	424
Ginnie Mae
5.500% due 01/20/2036	579	530
5.625% due 08/20/2030	11	11
6.000% due 08/20/2033	1,355	1,341
Overseas Private Investment Corp.
4.736% due 03/15/2022	377	364
Private Export Funding Corp.
5.000% due 12/15/2016	500	508
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	11,600	6,833
Small Business Administration
5.240% due 08/01/2023	637	635
5.290% due 12/01/2027	583	575
Tennessee Valley Authority
4.500% due 04/01/2018	700	685
4.875% due 01/15/2048	800	764
5.375% due 04/01/2056	1,000	1,041
5.500% due 06/15/2038	1,900	2,002

Total U.S. Government Agencies (Cost $66,682)		67,471

U.S. TREASURY OBLIGATIONS 11.7%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	443	404
2.375% due 01/15/2025	117	113
2.375% due 01/15/2027	543	524
U.S. Treasury Bonds
5.375% due 02/15/2031	5,700	6,460
8.750% due 08/15/2020	300	425
U.S. Treasury Strips
0.000% due 08/15/2019	1,300	806
0.000% due 11/15/2019	2,000	1,221
0.000% due 11/15/2026	7,700	3,319
0.000% due 11/15/2027	8,000	3,335
0.000% due 11/15/2028	800	320
0.000% due 02/15/2033	1,700	574

Total U.S. Treasury Obligations (Cost $16,967)		17,501

MORTGAGE-BACKED SECURITIES 9.8%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	349
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	714
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	516	481
4.476% due 02/25/2034	80	65
4.734% due 01/25/2034	53	53
4.750% due 10/25/2035	726	658
5.040% due 04/25/2033	384	370
5.299% due 03/25/2033	95	92
Countrywide Alternative Loan Trust
3.417% due 05/25/2035	135	86
5.500% due 10/25/2033	1,316	940
Countrywide Home Loan Mortgage Pass-Through Trust
3.527% due 03/25/2035	243	136
3.547% due 06/25/2035	2,186	1,836
CS First Boston Mortgage Securities Corp.
5.077% due 07/25/2033	78	75
6.097% due 11/25/2032	12	12
First Horizon Asset Securities, Inc.
4.593% due 12/25/2033	91	85
First Republic Mortgage Loan Trust
2.838% due 11/15/2031	167	155
GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	88	62
GS Mortgage Securities Corp. II
2.577% due 03/06/2020	158	142
5.560% due 11/10/2039	5,000	4,435
Harborview Mortgage Loan Trust
3.160% due 04/19/2038	142	87
3.250% due 05/19/2035	102	66
5.215% due 07/19/2035	187	125
Impac CMB Trust
5.749% due 09/25/2034	540	474
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	513
MASTR Asset Securitization Trust
5.500% due 09/25/2033	390	358
Residential Accredit Loans, Inc.
3.607% due 01/25/2033	31	28
3.607% due 03/25/2033	75	70
6.000% due 06/25/2036	251	189
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	59	56
Sequoia Mortgage Trust
3.538% due 07/20/2033	221	183
Structured Adjustable Rate Mortgage Loan Trust
3.427% due 05/25/2037	326	200
Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	288	275
3.360% due 09/19/2032	228	208
3.450% due 10/19/2033	62	58
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	69	63
5.572% due 10/15/2048	300	263
WaMu Mortgage Pass-Through Certificates
3.437% due 04/25/2045	97	64
3.855% due 08/25/2046	632	360
4.198% due 10/25/2046	174	113
4.255% due 08/25/2042	8	7
Washington Mutual MSC Mortgage Pass-Through Certificates
5.056% due 02/25/2031	13	13
5.664% due 05/25/2033	16	13
6.000% due 02/25/2033	6	6
6.044% due 02/25/2033	7	7

Total Mortgage-Backed Securities (Cost $17,073)		14,545

ASSET-BACKED SECURITIES 4.3%
Argent Securities, Inc.
3.257% due 10/25/2036	135	132
Bear Stearns Asset-Backed Securities Trust
3.707% due 11/25/2042	200	167
Chase Credit Card Master Trust
2.658% due 09/15/2011	300	298
Chase Issuance Trust
3.138% due 11/15/2011	700	694
3.388% due 05/16/2011	400	400
4.319% due 09/15/2015	800	798
Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	97	93
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 03/25/2037	157	148
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	700	693
Fremont Home Loan Trust
3.257% due 10/25/2036	371	355
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	198	184
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	105	102
LA Arena Funding LLC
7.656% due 12/15/2026	83	83
MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	193	189
Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	86	84
Morgan Stanley ABS Capital I
3.327% due 02/25/2036	97	95
Renaissance Home Equity Loan Trust
3.647% due 08/25/2033	10	8
3.707% due 12/25/2033	60	50
SLM Student Loan Trust
2.790% due 10/27/2014	36	36
2.800% due 04/25/2017	234	233
2.910% due 04/25/2017	88	87
4.173% due 04/25/2023	1,400	1,405
Specialty Underwriting & Residential Finance
3.887% due 01/25/2034	12	10
Structured Asset Securities Corp.
3.497% due 01/25/2033	22	18
Wells Fargo Home Equity Trust
3.257% due 01/25/2037	82	80

Total Asset-Backed Securities (Cost $6,573)		6,442

SOVEREIGN ISSUES 1.1%
Israel Government AID Bond
0.000% due 05/15/2021	700	382
0.000% due 02/15/2023	300	149
0.000% due 05/15/2023	2,300	1,127

Total Sovereign Issues (Cost $1,675)		1,658

SHORT-TERM INSTRUMENTS 17.4%
Certificates of Deposit 0.2%
Wachovia Bank N.A.
2.758% due 10/03/2008	300	300

Commercial Paper 4.1%
Federal Home Loan Bank
0.087% due 10/07/2008	3,100	3,100
Freddie Mac
2.500% due 11/24/2008	3,000	2,989

		6,089

Repurchase Agreements 13.1%
Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	19,000	19,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $19,405. Repurchase proceeds are $19,000.)
State Street Bank and Trust Co.
1.000% due 10/01/2008
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $648. Repurchase proceeds are $634.)	634	634

		19,634

Total Short-Term Instruments (Cost $26,023)		26,023

Purchased Options (e) 0.0% (Cost $105)		65
Total Investments 97.9% (Cost $150,027)		$146,453
Written Options (f) (0.1%) (Premiums $142)		(150)
Other Assets and Liabilities (Net) 2.2%		3,318

Net Assets 100.0%		$149,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Cash of $1,523 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	19	$31
90-Day Eurodollar June Futures	Long	06/2009	63	58
90-Day Eurodollar June Futures	Long	06/2010	19	30
90-Day Eurodollar March Futures	Long	03/2009	31	19
90-Day Eurodollar March Futures	Long	03/2010	19	34
90-Day Eurodollar September Futures	Long	09/2009	19	30
U.S. Treasury 5-Year Note December Futures	Long	12/2008	47	18
U.S. Treasury 10-Year Note December Futures	Long	12/2008	52	(34)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	557	(364)

				$(178)

(d) Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$8,900	$73	$65	$8
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	4,600	38	35	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB	2,000	14	2	12
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY	100	1	2	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB	100	1	2	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP	100	1	2	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	5,900	(35)	(114)	79
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA	800	(31)	(25)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	1,900	(72)	(68)	(4)

						$(10)	$(99)	$89

(e) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$1,000	$11	$8
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	4
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,200	28	13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,400	26	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	13

							$105	$65

(f) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	25	$18	$20
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	8	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	33	16	43

				$40	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$9
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	6
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	5
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,100	27	20
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	800	24	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	400	12	13

							$102	$82

(g) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2038	$11,000	$10,908	$10,957
Fannie Mae	6.000%	10/01/2038	4,747	4,767	4,804

				$15,675	$15,761

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$145,737	$716	$146,453
Short Sales, at value	0	(15,761)	0	(15,761)
Other Financial Instruments++	(178)	(61)	(6)	(245)

Total	$(178)	$129,915	$710	$130,447

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$895	$(52)	$(1)	$0	$(18)	$(108)	$716
Other Financial Instruments++	0	0	0	0	0	(6)	(6)

Total	$895	$(52)	$(1)	$0	$(18)	$(114)	$710

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Daimler Finance North America LLC
6.820% due 08/03/2012		$4,950	$3,362

Total Bank Loan Obligations (Cost $4,743)			3,362

CORPORATE BONDS & NOTES 34.0%
Banking & Finance 24.8%
Allstate Life Global Funding Trusts
3.250% due 03/23/2009		800	797
American Express Bank FSB
2.498% due 10/16/2008		2,000	1,999
3.248% due 06/22/2009		1,300	1,282
3.248% due 10/20/2009		2,100	2,058
American Express Centurion Bank
2.507% due 06/12/2009		1,900	1,836
2.648% due 11/16/2009		1,400	1,326
American Express Credit Corp.
2.547% due 11/09/2009		1,100	1,040
American International Group, Inc.
2.538% due 06/16/2009		5,200	3,122
ANZ National International Ltd.
2.842% due 08/07/2009		1,500	1,496
6.200% due 07/19/2013		1,000	994
Bank of America Corp.
2.918% due 11/06/2009		900	880
8.000% due 12/29/2049		30,700	24,332
Bank of America N.A.
2.810% due 02/27/2009		700	698
Bank of Ireland
2.926% due 12/18/2009		1,120	1,110
3.072% due 12/19/2008		3,100	3,095
Bank of New York Mellon Corp.
3.194% due 02/05/2010		8,700	8,514
Bank of Scotland PLC
2.829% due 07/17/2009		2,200	2,187
Bear Stearns Cos. LLC
2.901% due 08/21/2009		4,700	4,654
2.927% due 05/18/2010		14,000	13,721
3.029% due 01/31/2011		7,700	7,527
3.061% due 07/16/2009		1,300	1,291
3.852% due 03/30/2009		2,900	2,885
Calabash Re Ltd.
11.219% due 01/08/2010		1,400	1,418
13.719% due 01/08/2010		1,900	1,963
Capital One Financial Corp.
3.097% due 09/10/2009		13,700	12,784
Caterpillar Financial Services Corp.
2.867% due 05/18/2009		5,480	5,473
2.887% due 03/10/2009		6,400	6,388
CIT Group, Inc.
2.925% due 06/08/2009		7,700	6,585
2.927% due 08/17/2009		2,200	1,770
3.212% due 12/19/2008		400	395
Citigroup Funding, Inc.
3.476% due 06/26/2009		1,400	1,368
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009		1,800	1,776
Citigroup, Inc.
2.836% due 01/30/2009		1,400	1,385
3.799% due 12/28/2009		4,000	3,872
3.809% due 12/26/2008		100	99
5.500% due 04/11/2013		7,100	6,203
8.400% due 04/29/2049		3,200	2,182
Countrywide Financial Corp.
2.931% due 01/05/2009		15,000	14,799
Credit Agricole S.A.
2.809% due 05/28/2009		1,500	1,494
2.859% due 05/28/2010		1,700	1,686
Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049		14,600	14,282
DnB NOR Bank ASA
2.858% due 10/13/2009		8,400	8,389
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		300	230
5.800% due 01/12/2009		500	475
7.375% due 10/28/2009		1,400	1,126
7.375% due 02/01/2011		100	66
7.875% due 06/15/2010		300	229
General Electric Capital Corp.
2.851% due 10/06/2010		400	394
2.856% due 01/20/2010		1,100	1,092
2.874% due 08/15/2011		4,900	4,789
2.989% due 01/08/2016		300	277
3.251% due 02/01/2011		3,500	3,465
GMAC LLC
6.000% due 12/15/2011		300	134
Goldman Sachs Group, Inc.
2.887% due 11/16/2009		600	555
3.129% due 07/23/2009		1,300	1,233
3.250% due 12/23/2008		400	394
3.294% due 12/22/2008		2,100	2,070
3.812% due 03/30/2009		2,900	2,792
HSBC Bank USA N.A.
2.957% due 06/10/2009		1,400	1,393
HSBC Finance Corp.
2.954% due 12/05/2008		1,300	1,294
3.052% due 05/10/2010		2,200	2,027
ICICI Bank Ltd.
3.328% due 01/12/2010		2,300	2,234
JPMorgan Chase & Co.
2.973% due 10/02/2009		3,500	3,498
KeyBank N.A.
5.061% due 06/02/2010		2,200	2,190
Keycorp
4.700% due 05/21/2009		5,940	5,780
Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)		1,000	130
2.851% due 12/23/2008 (a)		400	52
2.878% due 04/03/2009 (a)		1,700	221
2.907% due 11/16/2009 (a)		5,200	676
2.911% due 08/21/2009 (a)		1,400	182
3.005% due 07/18/2011 (a)		1,000	130
3.011% due 12/23/2010 (a)		900	117
5.625% due 01/24/2013 (a)		1,700	221
Longpoint Re Ltd.
8.069% due 05/08/2010		700	712
Merrill Lynch & Co., Inc.
2.852% due 05/08/2009		1,700	1,655
2.893% due 12/04/2009		1,400	1,332
Metropolitan Life Global Funding I
2.847% due 05/17/2010		3,200	3,159
5.125% due 04/10/2013		16,500	16,045
Morgan Stanley
2.852% due 05/07/2009		2,800	2,428
2.912% due 02/09/2009		1,100	959
3.031% due 01/22/2009		3,700	3,601
3.035% due 01/18/2011		5,000	3,261
Mystic Re Ltd.
9.111% due 12/05/2008		1,800	1,799
National Australia Bank Ltd.
2.858% due 09/11/2009		1,400	1,397
3.252% due 02/08/2010		16,800	16,787
Northern Rock PLC
2.821% due 01/09/2009		16,500	16,413
Pacific Life Global Funding
5.150% due 04/15/2013		9,600	9,599
PNC Bank N.A.
3.323% due 02/01/2010		10,000	9,951
Pricoa Global Funding I
2.845% due 07/27/2009		3,700	3,673
Residential Capital LLC
5.912% due 05/22/2009		2,000	910
Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010		300	309
Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008		700	698
SLM Corp.
2.940% due 07/27/2009		900	792
2.960% due 07/26/2010		700	531
Sun Life Financial Global Funding LP
2.951% due 07/06/2011		9,000	8,698
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		4,800	4,391
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		1,700	1,699
Wachovia Bank N.A.
2.871% due 05/25/2010		6,000	4,823
Wachovia Corp.
2.921% due 10/15/2011		1,100	759
2.961% due 06/01/2010		1,000	773
7.980% due 02/28/2049		17,400	7,282
Wachovia Mortgage FSB
2.842% due 05/08/2009		7,100	7,063
Wells Fargo & Co.
2.919% due 09/15/2009		300	298
3.223% due 01/29/2010		6,500	6,483

			358,901

Industrials 5.1%
Amgen, Inc.
2.889% due 11/28/2008		1,800	1,795
Anadarko Petroleum Corp.
3.219% due 09/15/2009		2,200	2,175
BP AMI Leasing, Inc.
3.486% due 06/26/2009		3,700	3,701
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	202
Comcast Corp.
3.088% due 07/14/2009		20,310	19,877
Daimler Finance North America LLC
3.169% due 03/13/2009		1,600	1,594
Diageo Capital PLC
2.902% due 11/10/2008		2,600	2,597
Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,430
General Electric Co.
2.854% due 12/09/2008		2,600	2,591
Home Depot, Inc.
2.944% due 12/16/2009		6,200	5,835
3.750% due 09/15/2009		4,600	4,494
Kimberly-Clark Corp.
2.899% due 07/30/2010		3,100	3,087
Time Warner, Inc.
3.034% due 11/13/2009		15,300	14,693
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		3,300	3,242
Walt Disney Co.
2.861% due 07/16/2010		5,200	5,185

			73,498

Utilities 4.1%
Deutsche Telekom International Finance BV
3.390% due 03/23/2009		14,500	14,430
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		18,700	19,696
NiSource Finance Corp.
3.381% due 11/23/2009		6,600	6,433
Progress Energy, Inc.
3.241% due 01/15/2010		1,600	1,587
Public Service Electric & Gas Co.
3.694% due 03/12/2010		7,000	6,952
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,100	4,049
Telecom Italia Capital S.A.
3.395% due 07/18/2011		1,800	1,681
Telefonica Emisiones SAU
3.504% due 06/19/2009		1,700	1,690
Verizon Communications, Inc.
2.838% due 04/03/2009		3,800	3,772

			60,290

Total Corporate Bonds & Notes (Cost $537,134)			492,689

U.S. GOVERNMENT AGENCIES 44.2%
Fannie Mae
3.267% due 12/25/2036 - 07/25/2037		3,554	3,293
3.327% due 03/25/2034		93	90
3.407% due 10/27/2037		14,100	12,988
3.557% due 09/25/2042 - 03/25/2044		1,236	1,214
3.607% due 05/25/2031 - 11/25/2032		2,851	2,803
4.278% due 07/01/2042 - 06/01/2043		1,009	1,006
4.328% due 09/01/2041		495	492
4.445% due 05/01/2035		520	527
4.478% due 09/01/2040		4	4
4.489% due 05/01/2035		387	391
4.500% due 06/25/2043		150	150
4.511% due 07/01/2034		142	143
4.624% due 08/01/2035		2,772	2,785
4.652% due 07/01/2035		432	437
4.885% due 09/01/2035		947	959
4.965% due 11/01/2035		1,029	1,032
5.000% due 12/25/2016 - 11/01/2038		172,838	169,680
5.000% due 04/01/2038 (f)		61,000	59,487
5.009% due 11/01/2035		267	273
5.168% due 12/01/2036		66	67
5.329% due 09/01/2034		62	62
5.468% due 03/01/2035		169	174
5.500% due 12/01/2009 - 05/01/2038		102,862	103,269
6.000% due 08/01/2016 - 09/01/2038		151,987	154,136
6.250% due 02/01/2011		11,100	11,618
6.500% due 10/01/2037 - 12/25/2042		988	1,015
Federal Housing Administration
7.430% due 10/01/2020		8	8
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020		28,877	28,236
2.718% due 02/15/2019		12,200	11,894
2.788% due 05/15/2036		965	935
2.838% due 12/15/2030		419	413
2.888% due 06/15/2018		145	142
3.247% due 12/25/2036		3,419	3,291
3.467% due 08/25/2031		324	293
4.278% due 02/25/2045		639	581
4.692% due 06/01/2035		1,691	1,676
4.875% due 06/13/2018		2,700	2,742
4.916% due 07/01/2035		784	787
5.000% due 10/01/2018 - 12/15/2026		1,985	1,992
5.500% due 08/15/2030 - 08/01/2038		29,898	29,768
6.000% due 09/01/2016 - 07/01/2038		1,174	1,190
6.500% due 07/25/2043		134	137
Ginnie Mae
6.000% due 05/15/2037 - 10/01/2038		27,817	28,196

Total U.S. Government Agencies (Cost $637,275)			640,376

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		105	92
U.S. Treasury Notes
2.375% due 08/31/2010		22,600	22,780
3.125% due 11/30/2009		12,600	12,786

Total U.S. Treasury Obligations (Cost $35,623)			35,658

MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		1,816	1,444
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,229	984
4.390% due 02/25/2045		439	295
Banc of America Funding Corp.
4.135% due 05/25/2035		6,594	5,621
6.129% due 01/20/2047		1,380	936
Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034		1,249	1,175
5.147% due 05/25/2033		1,492	1,464
6.500% due 10/25/2031		55	56
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		24,874	23,480
4.550% due 08/25/2035		6,911	6,609
4.666% due 07/25/2034		1,077	1,017
4.734% due 01/25/2034		89	88
4.750% due 10/25/2035		1,898	1,864
4.959% due 01/25/2035		1,231	1,118
5.040% due 04/25/2033		22	21
5.071% due 11/25/2034		2,741	2,612
5.425% due 04/25/2033		46	43
6.752% due 02/25/2033		4	4
Bear Stearns Alt-A Trust
3.367% due 02/25/2034		1,006	617
5.048% due 12/25/2033		1,267	1,166
5.370% due 05/25/2035		736	626
5.504% due 09/25/2035		665	536
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	336
Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037		1,866	1,681
Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036		2,014	1,604
5.772% due 12/26/2046		1,121	893
Citigroup Mortgage Loan Trust, Inc.
4.683% due 08/25/2035		2,650	2,002
4.900% due 12/25/2035		536	511
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,000	2,605
Countrywide Alternative Loan Trust
3.387% due 05/25/2047		1,054	642
3.487% due 02/25/2037		5,301	3,443
4.500% due 06/25/2035		1,227	1,216
6.000% due 10/25/2033		73	68
6.500% due 06/25/2033		1	1
Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035		3,067	2,729
4.797% due 11/25/2034		1,741	1,531
5.250% due 02/20/2036		967	695
CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032		4	4
4.938% due 12/15/2040		384	379
5.077% due 07/25/2033		13,581	11,453
First Horizon Alternative Mortgage Securities
5.309% due 09/25/2034		2,961	2,631
First Horizon Asset Securities, Inc.
5.357% due 08/25/2035		979	848
GMAC Mortgage Corp. Loan Trust
5.353% due 11/19/2035		595	495
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046		1,126	969
3.287% due 01/25/2047		1,305	1,240
Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033		1,169	1,141
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,102
GS Mortgage Securities Corp. II
2.577% due 03/06/2020		1,893	1,701
5.993% due 08/10/2045		3,500	2,997
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,806	2,402
6.000% due 03/25/2032		2	2
Harborview Mortgage Loan Trust
3.250% due 05/19/2035		229	148
3.936% due 06/19/2034		10,421	10,177
5.145% due 07/19/2035		1,445	1,260
Impac CMB Trust
3.472% due 07/25/2033		462	413
Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034		665	543
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	500
5.882% due 02/15/2051		1,300	1,111
JPMorgan Mortgage Trust
5.021% due 02/25/2035		1,074	936
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		551	545
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021		172	156
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		957	946
MASTR Asset Securitization Trust
5.500% due 09/25/2033		71	65
Mellon Residential Funding Corp.
2.947% due 06/15/2030		428	404
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,271
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036		661	537
MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035		499	435
4.207% due 10/25/2035		319	290
4.250% due 10/25/2035		1,839	1,645
4.434% due 01/25/2029		63	63
Morgan Stanley Capital I
2.548% due 10/15/2020		1,794	1,612
Prime Mortgage Trust
3.607% due 02/25/2019		13	13
3.607% due 02/25/2034		53	49
Residential Funding Mortgage Securities I
5.207% due 09/25/2035		1,926	1,658
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		190	181
Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035		531	315
4.580% due 02/25/2034		814	735
5.288% due 08/25/2034		1,048	960
5.344% due 01/25/2035		2,002	1,466
5.535% due 08/25/2035		602	488
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035		1,408	1,168
3.307% due 09/25/2047		2,597	2,478
3.360% due 09/19/2032		11	10
3.487% due 02/25/2036		333	215
Structured Asset Securities Corp.
5.034% due 10/25/2035		1,004	850
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046		1,012	971
3.327% due 09/25/2046		2,474	2,319
Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020		2,189	1,937
2.578% due 09/15/2021		3,431	3,135
5.509% due 04/15/2047		1,800	1,502
WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045		303	198
3.497% due 10/25/2045		1,698	1,077
3.585% due 01/25/2047		673	406
3.948% due 02/27/2034		61	57
4.055% due 11/25/2042		151	135
4.134% due 08/25/2034		6,946	6,900
4.198% due 09/25/2046		911	593
4.255% due 06/25/2042		88	80
4.255% due 08/25/2042		354	317
4.274% due 05/25/2041		98	91
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035		2,355	2,136
4.950% due 03/25/2036		1,245	1,102
4.992% due 12/25/2034		1,761	1,601

Total Mortgage-Backed Securities (Cost $176,106)			158,297

ASSET-BACKED SECURITIES 12.3%
Access Group, Inc.
4.093% due 10/27/2025		3,700	3,658
Accredited Mortgage Loan Trust
3.247% due 09/25/2036		655	649
ACE Securities Corp.
3.267% due 10/25/2036		777	752
Amortizing Residential Collateral Trust
3.497% due 07/25/2032		13	9
Argent Securities, Inc.
3.257% due 09/25/2036		166	164
Asset-Backed Funding Certificates
3.267% due 10/25/2036		541	530
3.267% due 01/25/2037		592	558
Asset-Backed Securities Corp. Home Equity
3.257% due 12/25/2036		942	903
3.482% due 09/25/2034		286	250
4.138% due 03/15/2032		264	222
Atrium CDO Corp.
3.225% due 06/27/2015		6,139	5,867
BA Credit Card Trust
3.068% due 04/15/2013		2,000	1,958
3.238% due 08/15/2011		13,400	13,389
Bear Stearns Asset-Backed Securities Trust
4.207% due 08/25/2037		4,710	3,844
Carrington Mortgage Loan Trust
3.307% due 06/25/2037		1,993	1,838
Chase Credit Card Master Trust
2.598% due 02/15/2011		2,300	2,298
Chase Issuance Trust
3.388% due 05/16/2011		14,800	14,783
CIT Group Home Equity Loan Trust
3.477% due 06/25/2033		1	1
Citibank Credit Card Issuance Trust
3.628% due 05/18/2011		11,800	11,782
Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037		7,287	6,680
3.267% due 07/25/2045		6,882	6,260
3.307% due 10/25/2036		7,100	6,817
Countrywide Asset-Backed Certificates
3.257% due 01/25/2037		85	85
3.257% due 05/25/2037		3,928	3,823
3.257% due 06/25/2037		3,758	3,655
3.257% due 12/25/2046		167	165
3.257% due 03/25/2047		369	361
3.277% due 06/25/2037		786	757
3.287% due 06/25/2037		678	649
3.317% due 10/25/2046		557	540
3.387% due 09/25/2036		6,639	6,133
3.467% due 05/25/2036		3,990	3,737
3.687% due 12/25/2031		57	42
Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036		754	724
CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032		12	10
Daimler Chrysler Auto Trust
3.337% due 10/08/2010		5,600	5,595
Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032		16	13
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036		1,173	1,104
Ford Credit Auto Owner Trust
3.088% due 07/15/2010		3,815	3,811
Fremont Home Loan Trust
3.267% due 01/25/2037		722	680
3.277% due 02/25/2037		276	271
GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036		266	258
GSAMP Trust
3.277% due 12/25/2036		1,058	975
3.497% due 03/25/2034		95	94
GSR Mortgage Loan Trust
3.307% due 11/25/2030		10	10
HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036		414	403
3.478% due 01/20/2034		2,074	1,797
3.538% due 09/20/2033		173	159
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036		494	459
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037		419	408
JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		243	239
3.267% due 04/25/2037		1,477	1,360
Lehman XS Trust
3.277% due 05/25/2046		161	156
3.287% due 11/25/2046		1,594	1,523
3.327% due 11/25/2036		768	726
Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		34	26
MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036		696	680
Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036		1,324	1,288
Morgan Stanley ABS Capital I
3.257% due 09/25/2036		2,062	2,028
3.267% due 05/25/2037		1,844	1,673
Nationstar Home Equity Loan Trust
3.327% due 04/25/2037		5,608	5,426
Option One Mortgage Loan Trust
3.257% due 01/25/2037		680	655
3.297% due 04/25/2037		5,819	5,514
Residential Asset Securities Corp.
3.277% due 11/25/2036		558	548
Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037		1,406	1,280
Saxon Asset Securities Trust
3.267% due 10/25/2046		248	243
Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037		1,711	1,504
SLM Student Loan Trust
2.780% due 04/25/2014		2,136	2,118
2.800% due 10/25/2016		1,442	1,431
2.800% due 07/25/2017		13,600	12,903
3.050% due 07/25/2013		2,734	2,717
3.100% due 01/26/2015		863	859
3.300% due 10/25/2017		8,300	7,935
Soundview Home Equity Loan Trust
3.257% due 10/25/2036		142	141
3.267% due 11/25/2036		2,770	2,665
3.287% due 01/25/2037		2,345	2,291
Structured Asset Securities Corp.
3.257% due 10/25/2036		855	811
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		34	34
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		330	322

Total Asset-Backed Securities (Cost $186,110)			179,026

SOVEREIGN ISSUES 0.6%
Export-Import Bank of Korea
2.901% due 06/01/2009		2,200	2,183
Korea Development Bank
2.928% due 04/03/2010		6,100	6,031

Total Sovereign Issues (Cost $8,300)			8,214

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,900	1,347
12.500% due 01/05/2022		900	487

Total Foreign Currency-Denominated Issues (Cost $2,042)			1,834

	Shares
CONVERTIBLE PREFERRED STOCKS 0.7%
Bank of America Corp.
7.250% due 12/31/2049		12,000	10,023

Total Convertible Preferred Stocks (Cost $12,000)			10,023

PREFERRED STOCKS 0.3%
DG Funding Trust
5.051% due 12/31/2049		420	4,284

Total Preferred Stocks (Cost $4,462)			4,284

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.0%
Certificates of Deposit 0.2%
Nordea Bank Finland PLC
2.449% due 04/09/2009		$3,600	3,599

Repurchase Agreements 2.4%
JPMorgan Chase Bank N.A.
0.450% due 10/06/2008		33,722	33,722
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $33,731. Repurchase proceeds are $33,723.)
State Street Bank and Trust Co.
1.000% due 10/01/2008		1,188	1,188
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $1,216. Repurchase proceeds are $1,188.)

			34,910

U.S. Treasury Bills 1.3%
1.190% due 10/16/2008 - 12/26/2008 (b)(d)(e)		19,650	19,526

Total Short-Term Instruments (Cost $58,121)			58,035

Purchased Options (i) 0.1% (Cost $1,642)			986
Total Investments 109.9% (Cost $1,663,558)			$1,592,784
Written Options (j) (0.1%) (Premiums $1,744)			(1,527)
Other Assets and Liabilities (Net) (9.8%)			(141,904)

Net Assets 100.0%			$1,449,353

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $15,598 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) Securities with an aggregate market value of $258 have been pledged as collateral for delayed-delivery securities on September 30, 2008.

(f) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $56,805 at a weighted average interest rate of 2.451%. On September 30, 2008, securities valued at $28,920 were pledged as collateral for reverse repurchase agreements.

(g) Cash of $7,814 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	49	$49
90-Day Euribor June Futures	Long	06/2009	49	192
90-Day Euribor March Futures	Long	03/2009	49	157
90-Day Eurodollar December Futures	Long	12/2008	2,842	6,099
90-Day Eurodollar December Futures	Long	12/2009	159	(143)
90-Day Eurodollar June Futures	Long	06/2009	402	56
90-Day Eurodollar March Futures	Long	03/2009	2,197	3,075
90-Day Eurodollar March Futures	Long	03/2010	103	(64)
90-Day Eurodollar September Futures	Long	09/2009	523	1,143
U.S. Treasury 10-Year Note December Futures	Long	12/2008	18	(23)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	306	656
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	386	712

				$11,827

(h) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	$2,700	$(964)	$0	$(964)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	2,700	(965)	0	(965)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	4,000	(4)	0	(4)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	BCLY	28.870%	600	(239)	0	(239)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	200	(86)	0	(86)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	6.800%	09/20/2012	JPM	28.870%	8,300	(3,135)	0	(3,135)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	3,000	(74)	0	(74)
General Electric Capital Corp. 6.000% due 06/15/2012	0.780%	03/20/2011	BNP	6.571%	900	(106)	0	(106)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	700	(108)	0	(108)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	1,100	(33)	0	(33)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	200	(15)	0	(15)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	100	(8)	0	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	DUB	6.520%	4,300	(539)	0	(539)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	600	(70)	0	(70)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	300	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	900	(17)	0	(17)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	200	(106)	0	(106)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	400	(214)	0	(214)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	200	(107)	0	(107)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	100	(53)	0	(53)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	100	(53)	0	(53)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	2,800	(1,330)	0	(1,330)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	1,000	(526)	0	(526)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	500	(266)	0	(266)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	900	(461)	0	(461)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	2,100	(918)	0	(918)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	3,800	(455)	0	(455)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	4,000	(18)	0	(18)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	1,000	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	3,800	(343)	0	(343)
JSC Gazprom 8.625% due 04/28/2034	2.480%	02/20/2013	MSC	4.293%	6,500	(415)	0	(415)
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	2,600	(227)	0	(227)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	200	(169)	0	(169)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	4,000	(56)	0	(56)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	1,500	(414)	0	(414)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	4,900	(566)	0	(566)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	1,000	(8)	0	(8)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	2,700	(59)	0	(59)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	1,000	(29)	0	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	4,000	(136)	0	(136)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	600	(1)	0	(1)

						$(13,326)	$0	$(13,326)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	$22,700	$2,220	$1,759	$461
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	2,900	16	(16)	32
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	19,900	110	(80)	190

					$2,346	$1,663	$683

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,100	(98)	0	(98)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,100	(89)	0	(89)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	600	(47)	0	(47)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,093	(40)	0	(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	8,500	98	0	98
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	400	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,400	(14)	(34)	20
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	3,900	(406)	(606)	200

					$(825)	$(640)	$(185)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,200	$(77)	$0	$(77)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,700	(47)	0	(47)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,400	(23)	(6)	(17)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,400	(23)	(5)	(18)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,500	(4)	2	(6)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,400	(1)	1	(2)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		76,100	(199)	(55)	(144)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$16,400	111	(44)	155
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		22,300	151	(52)	203
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		15,100	162	295	(133)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		7,500	80	149	(69)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		1,200	(46)	(55)	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		900	(34)	(44)	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		300	(11)	(14)	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	(15)	(10)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		11,200	(407)	56	(463)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		50,800	(2,264)	699	(2,963)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	16,300	324	69	255
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	5,900	(11)	19	(30)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		3,500	(7)	12	(19)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		3,400	(4)	26	(30)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		3,100	(4)	25	(29)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		700	(11)	(17)	6
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		6,000	889	1,630	(741)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	1,300	(11)	0	(11)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,100	(44)	1	(45)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		900	(37)	0	(37)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		1,300	(55)	0	(55)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		600	(26)	0	(26)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		300	(13)	0	(13)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,500	(56)	2	(58)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		34,500	(349)	24	(373)

							$(2,102)	$2,700	$(4,802)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,200	$(3)	$(17)	$14

(i) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$16,400	$186	$131
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,800	94	65
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	45
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,300	26	17
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	14,700	139	108
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	50,900	448	201
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	35,100	379	178
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,300	216	150
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	91

							$1,642	$986

(j) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	127	$71	$77
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	127	72	163

				$143	$240

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$5,500	$177	$172
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,000	50	41
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	39
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	56
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	22
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,900	153	137
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	17,000	424	306
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	11,700	353	235
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	220	189
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,800	86	90

							$1,601	$1,287

(k) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	6.500%	10/01/2038	$1,000	$1,026	$1,025
Freddie Mac	5.500%	10/01/2038	29,900	29,648	29,708
U.S. Treasury Notes	2.375%	08/31/2010	45,200	45,549	45,661
U.S. Treasury Notes	3.125%	11/30/2009	16,900	17,085	17,282
U.S. Treasury Notes	3.250%	12/31/2009	32,900	33,342	33,728

				$126,650	$127,404

(6)	Market value includes $503 of interest payable on short sales.

(l) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	509	04/2009	$0	$(3)	$(3)
Buy		HSBC	510	04/2009	0	(2)	(2)
Buy	AUD	MSC	564	10/2008	0	(23)	(23)
Sell		MSC	1,128	10/2008	24	(2)	22
Buy		UBS	306	10/2008	0	(21)	(21)
Sell	BRL	BNP	545	12/2008	1	0	1
Buy		HSBC	44,884	12/2008	0	(288)	(288)
Sell		HSBC	5,152	12/2008	317	0	317
Sell		JPM	6,222	12/2008	480	0	480
Sell		MSC	10,263	12/2008	564	0	564
Sell		UBS	2,742	12/2008	58	0	58
Buy	CLP	MSC	130,534	12/2008	0	(34)	(34)
Buy	CNY	BCLY	2,371	11/2008	0	(5)	(5)
Buy		BOA	1,765	11/2008	0	(4)	(4)
Buy		DUB	8,589	11/2008	0	(20)	(20)
Buy		HSBC	1,908	11/2008	0	(4)	(4)
Buy		JPM	8,765	11/2008	0	(19)	(19)
Buy		UBS	1,773	11/2008	0	(4)	(4)
Buy		BCLY	1,961	07/2009	0	(17)	(17)
Buy		DUB	721	07/2009	0	(6)	(6)
Buy		HSBC	914	07/2009	0	(8)	(8)
Buy		JPM	19,344	07/2009	0	(211)	(211)
Buy	EUR	BCLY	1,030	10/2008	0	(71)	(71)
Buy		BOA	190	10/2008	0	(12)	(12)
Buy		CITI	4,614	10/2008	13	(69)	(56)
Sell		CITI	3,381	10/2008	0	(11)	(11)
Buy		DUB	441	10/2008	0	(24)	(24)
Buy		GSC	2,077	10/2008	0	(115)	(115)
Buy		HSBC	285	10/2008	0	(19)	(19)
Buy		JPM	76	10/2008	0	(5)	(5)
Buy		MSC	95	10/2008	0	(7)	(7)
Sell		UBS	8,809	10/2008	491	0	491
Buy	GBP	BOA	314	10/2008	0	(24)	(24)
Buy		UBS	4,397	10/2008	0	(340)	(340)
Sell		UBS	17,842	11/2008	615	0	615
Buy	INR	BCLY	9,391	11/2008	0	(20)	(20)
Buy		DUB	47,402	11/2008	0	(158)	(158)
Buy		HSBC	120,109	11/2008	0	(405)	(405)
Buy		JPM	143,146	11/2008	0	(501)	(501)
Sell		JPM	56,318	11/2008	30	0	30
Sell	JPY	DUB	277,431	10/2008	0	(49)	(49)
Buy	KWD	HSBC	77	04/2009	0	(9)	(9)
Buy	MYR	BCLY	3,177	11/2008	0	(62)	(62)
Buy		BOA	488	11/2008	0	(9)	(9)
Buy		DUB	487	11/2008	0	(9)	(9)
Buy		HSBC	488	11/2008	0	(9)	(9)
Buy		JPM	433	11/2008	0	(8)	(8)
Buy		JPM	3,308	02/2009	0	(65)	(65)
Buy	PHP	HSBC	14,000	11/2008	0	(19)	(19)
Buy		JPM	13,400	11/2008	0	(16)	(16)
Buy		BCLY	3,200	02/2009	0	(3)	(3)
Buy		DUB	1,500	02/2009	0	(2)	(2)
Buy		HSBC	3,750	02/2009	0	(4)	(4)
Buy		JPM	5,143	02/2009	0	(4)	(4)
Buy		MLP	1,200	02/2009	0	(2)	(2)
Buy		MSC	4,200	02/2009	0	(5)	(5)
Buy		RBS	1,100	02/2009	0	(1)	(1)
Buy		LEH	800	12/2010	0	(1)	(1)
Sell		LEH	800	12/2010	0	(1)	(1)
Buy	RUB	DUB	36,489	11/2008	0	(59)	(59)
Sell		HSBC	36,489	11/2008	131	0	131
Buy		JPM	36,489	05/2009	0	(138)	(138)
Sell		UBS	36,489	05/2009	115	0	115
Buy	SAR	HSBC	522	04/2009	0	(2)	(2)
Buy		JPM	521	04/2009	0	(2)	(2)
Buy	SGD	BCLY	1,235	11/2008	0	(40)	(40)
Sell		BCLY	302	11/2008	1	0	1
Buy		BOA	1,263	11/2008	0	(49)	(49)
Buy		CITI	1,193	11/2008	0	(17)	(17)
Buy		DUB	1,368	11/2008	0	(46)	(46)
Buy		JPM	1,223	11/2008	0	(17)	(17)
Sell		JPM	303	11/2008	0	0	0
Sell		MSC	303	11/2008	0	0	0
Buy		UBS	1,264	11/2008	0	(49)	(49)
Sell		UBS	303	11/2008	0	0	0
Sell	ZAR	HSBC	1,661	12/2008	11	0	11
Buy		JPM	201	12/2008	0	(1)	(1)
Buy		UBS	1,460	12/2008	0	0	0

					$2,851	$(3,150)	$(299)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,589,118	$3,666	$1,592,784
Short Sales, at value	0	(126,901)	0	(126,901)
Other Financial Instruments++	11,827	(18,927)	(783)	(7,883)

Total	$11,827	$1,443,290	$2,883	$1,458,000

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$19,412	$(994)	$37	$5	$(468)	$(14,326)	$3,666
Other Financial Instruments++	(146)	0	0	0	(370)	(267)	(783)

Total	$19,266	$(994)	$37	$5	$(838)	$(14,593)	$2,883

+   See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++   Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Money Market Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.7%
American Express Centurion Bank
2.687% due 11/07/2008	$3,600	$3,600
Citigroup, Inc.
3.625% due 02/09/2009	3,900	3,902
National Australia Bank Ltd.
2.811% due 12/01/2008	2,000	2,000
Wachovia Corp.
2.846% due 10/28/2008	3,400	3,400

Total Corporate Bonds & Notes (Cost $12,902)		12,902

SHORT-TERM INSTRUMENTS 91.9%
Commercial Paper 70.7%
ABN AMRO N.A. Finance
2.360% due 10/06/2008	10,800	10,796
ASB Finance Ltd.
2.990% due 12/19/2008	5,000	4,967
Australia & New Zealand Banking Group Ltd.
2.900% due 01/13/2009	10,600	10,511
CBA de Finance, Inc.
2.720% due 10/29/2008	6,000	5,987
Danske Corp.
2.680% due 11/13/2008	11,200	11,164
Fannie Mae
2.410% due 10/31/2008	16,600	16,567
Federal Home Loan Bank
0.087% due 10/07/2008	25,000	25,000
2.260% due 11/07/2008	12,000	11,972
2.270% due 10/01/2008	4,000	4,000
Freddie Mac
3.306% due 12/26/2008	14,000	14,006
ING Funding LLC
2.680% due 10/01/2008	11,000	11,000
Rabobank USA Financial Corp.
2.560% due 10/20/2008	11,000	10,985
Royal Bank of Scotland Group PLC
2.780% due 10/06/2008	2,800	2,799
3.050% due 03/06/2009	11,000	10,855
Societe General N.A.
2.950% due 03/09/2009	1,200	1,184
Stadshypotek, Inc.
2.600% due 10/07/2008	11,000	10,995
Toronto Dominion Holdings
2.500% due 11/12/2008	10,700	10,669
Toyota Motor Credit Corp.
2.580% due 11/14/2008	4,600	4,586
UBS Finance Delaware LLC
3.070% due 12/08/2008	6,000	5,965
Wells Fargo & Co.
2.570% due 10/14/2008	10,700	10,690

		194,698

Repurchase Agreements 21.2%
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	55,000	55,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2020 valued at $55,069. Repurchase proceeds are $55,000.)
State Street Bank and Trust Co.
1.000% due 10/01/2008	3,554	3,554
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $3,629. Repurchase proceeds are $3,554.)

		58,554

Total Short-Term Instruments (Cost $253,252)		253,252

Total Investments 96.6% (Cost $266,154)		$266,154
Other Assets and Liabilities (Net) 3.4%		9,394

Net Assets 100.0%		$275,548

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$266,154	$0	$266,154
Other Financial Instruments++	0	0	0	0

Total	$0	$266,154	$0	$266,154

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
4.219% due 12/20/2012		$58	$51
4.551% due 12/20/2012		70	62
4.567% due 12/20/2012		810	718

Total Bank Loan Obligations (Cost $938)			831

CORPORATE BONDS & NOTES 22.3%
Banking & Finance 16.8%
ACE INA Holdings, Inc.
5.800% due 03/15/2018		1,500	1,369
Allstate Life Global Funding II
3.461% due 05/21/2010		9,600	9,553
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		4,100	3,962
American Express Bank FSB
5.500% due 04/16/2013		1,400	1,283
6.000% due 09/13/2017		2,400	2,008
American Express Centurion Bank
6.000% due 09/13/2017		2,300	1,928
American Express Co.
7.000% due 03/19/2018		2,310	2,042
8.150% due 03/19/2038		660	591
American International Group, Inc.
5.850% due 01/16/2018		1,300	654
8.175% due 05/15/2058		2,300	369
8.250% due 08/15/2018		1,600	931
ANZ National International Ltd.
6.200% due 07/19/2013		3,200	3,180
Atlantic & Western Re Ltd.
9.041% due 01/09/2009		900	896
Bank of America Corp.
2.918% due 11/06/2009		900	880
2.957% due 02/17/2009		5,400	5,388
8.000% due 12/29/2049		1,500	1,189
Bank of America N.A.
2.876% due 12/18/2008		1,000	998
Bank of Ireland
2.926% due 12/18/2009		1,000	991
3.072% due 12/19/2008		1,500	1,498
Barclays Bank PLC
5.450% due 09/12/2012		6,400	6,388
6.050% due 12/04/2017		2,300	2,143
7.434% due 09/29/2049		700	571
Bear Stearns Cos. LLC
2.901% due 08/21/2009		5,725	5,668
6.400% due 10/02/2017		2,600	2,432
6.950% due 08/10/2012		2,600	2,629
7.250% due 02/01/2018		2,900	2,796
C10 Capital SPV Ltd.
6.722% due 12/31/2049		500	464
Calabash Re Ltd.
13.719% due 01/08/2010		250	258
Caterpillar Financial Services Corp.
4.226% due 06/24/2011		13,200	12,719
Charter One Bank N.A.
2.845% due 04/24/2009		8,400	8,383
CIT Group, Inc.
2.946% due 01/30/2009		4,600	4,145
Citigroup Capital XXI
8.300% due 12/21/2077		1,200	894
Citigroup Funding, Inc.
3.190% due 04/23/2009		5,700	5,606
3.852% due 05/07/2010		13,900	13,113
Citigroup, Inc.
2.836% due 01/30/2009		1,000	990
3.799% due 12/28/2009		3,900	3,775
3.809% due 12/26/2008		2,900	2,880
8.400% due 04/29/2049		4,600	3,137
Commonwealth Bank of Australia
2.527% due 06/08/2009		400	400
Countrywide Financial Corp.
3.418% due 03/24/2009		10,000	9,762
Credit Agricole S.A.
2.809% due 05/28/2009		1,900	1,892
Credit Suisse USA, Inc.
2.890% due 11/20/2009		800	794
DnB NOR Bank ASA
2.858% due 10/13/2009		1,100	1,099
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,200	764
7.800% due 06/01/2012		100	62
Foundation Re II Ltd.
9.557% due 11/26/2010		800	795
General Electric Capital Corp.
2.795% due 10/24/2008		800	799
2.859% due 12/12/2008		900	897
5.875% due 01/14/2038		2,000	1,475
Genworth Financial, Inc.
6.515% due 05/22/2018		2,200	1,810
GMAC LLC
6.750% due 12/01/2014		1,600	615
Goldman Sachs Group, Inc.
4.069% due 06/28/2010		7,500	6,693
6.150% due 04/01/2018		1,900	1,583
6.750% due 10/01/2037		6,300	4,208
HCP, Inc.
6.700% due 01/30/2018		3,000	2,520
HSBC Finance Corp.
2.846% due 10/21/2009		1,900	1,803
International Lease Finance Corp.
6.625% due 11/15/2013		900	552
JPMorgan Chase & Co.
3.479% due 06/26/2009		700	698
3.526% due 06/26/2009		5,500	5,492
Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)		300	39
6.875% due 05/02/2018 (a)		1,900	247
7.000% due 09/27/2027 (a)		100	13
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	894
Longpoint Re Ltd.
8.069% due 05/08/2010		1,100	1,119
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		4,000	3,757
Merna Reinsurance Ltd.
4.412% due 07/07/2010		4,200	3,985
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		2,500	2,498
6.400% due 08/28/2017		2,400	2,079
6.875% due 04/25/2018		8,800	7,799
Metropolitan Life Global Funding I
3.163% due 04/13/2009		6,000	5,996
Morgan Stanley
3.035% due 01/18/2011		3,000	1,957
3.228% due 11/21/2008		1,000	987
6.000% due 04/28/2015		1,700	1,158
6.625% due 04/01/2018		3,000	1,988
Mystic Re Ltd.
11.811% due 12/05/2008		600	600
National Australia Bank Ltd.
5.350% due 06/12/2013		2,600	2,500
New York Life Global Funding
4.650% due 05/09/2013		2,900	2,901
Pricoa Global Funding I
3.606% due 06/26/2012		15,100	14,515
ProLogis
6.625% due 05/15/2018		1,500	1,290
Rabobank Nederland NV
2.811% due 01/15/2009		800	799
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,700	2,519
Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		2,700	2,675
Simon Property Group LP
5.750% due 12/01/2015		800	758
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		2,400	2,196
Travelers Cos., Inc.
5.800% due 05/15/2018		1,500	1,377
UBS AG
3.714% due 05/05/2010		7,700	7,670
5.750% due 04/25/2018		5,400	4,705
5.875% due 12/20/2017		1,000	889
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		1,700	1,699
Vita Capital III Ltd.
3.911% due 01/01/2012		700	668
Vita Capital Ltd.
3.691% due 01/01/2010		300	294
Wachovia Bank N.A.
2.811% due 02/23/2009		2,700	2,567
2.881% due 12/02/2010		2,400	1,808
Wachovia Mortgage FSB
2.842% due 05/08/2009		300	298
2.936% due 03/02/2009		300	294
Wells Fargo & Co.
4.375% due 01/31/2013		1,600	1,472

			252,424

Industrials 4.3%
Alcoa, Inc.
6.000% due 07/15/2013		2,000	1,964
6.750% due 07/15/2018		4,000	3,846
Amgen, Inc.
6.150% due 06/01/2018		1,000	978
AutoZone, Inc.
5.875% due 10/15/2012		4,400	4,326
Baxter International, Inc.
5.375% due 06/01/2018		1,400	1,341
C8 Capital SPV Ltd.
6.640% due 12/31/2049		500	469
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,249
Cardinal Health, Inc.
6.000% due 06/15/2017		1,000	938
Cigna Corp.
6.350% due 03/15/2018		2,000	1,905
EchoStar DBS Corp.
5.750% due 10/01/2008		500	500
7.000% due 10/01/2013		5,000	4,337
Falconbridge Ltd.
7.350% due 06/05/2012		1,000	1,030
Gaz Capital S.A.
7.343% due 04/11/2013		500	455
8.146% due 04/11/2018		700	616
Kraft Foods, Inc.
6.000% due 02/11/2013		1,000	995
6.125% due 02/01/2018		1,000	938
Marriott International, Inc.
6.375% due 06/15/2017		5,000	4,516
Masco Corp.
6.125% due 10/03/2016		1,500	1,305
Nordstrom, Inc.
6.250% due 01/15/2018		700	653
Oracle Corp.
5.750% due 04/15/2018		2,500	2,325
Philip Morris International, Inc.
5.650% due 05/16/2018		9,500	8,797
Rexam PLC
6.750% due 06/01/2013		1,200	1,198
Rockies Express Pipeline LLC
5.100% due 08/20/2009		5,200	5,197
Spectra Energy Capital LLC
5.668% due 08/15/2014		1,500	1,435
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	895
Suncor Energy, Inc.
6.100% due 06/01/2018		600	548
UST, Inc.
6.625% due 07/15/2012		2,500	2,615
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		1,500	1,468
Waste Management, Inc.
6.100% due 03/15/2018		3,200	2,994
Weyerhaeuser Co.
4.198% due 09/24/2009		2,600	2,573
Yum! Brands, Inc.
6.250% due 03/15/2018		2,000	1,858

			64,264

Utilities 1.2%
American Electric Power Co., Inc.
5.250% due 06/01/2015		800	734
AT&T, Inc.
2.894% due 02/05/2010		2,800	2,791
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	100
Constellation Energy Group, Inc.
4.550% due 06/15/2015		200	172
7.000% due 04/01/2012		4,100	4,144
Dominion Resources, Inc.
2.984% due 11/14/2008		300	299
Embarq Corp.
7.082% due 06/01/2016		300	243
Enel Finance International S.A.
5.700% due 01/15/2013		4,500	4,550
Exelon Corp.
4.900% due 06/15/2015		1,000	881
FirstEnergy Corp.
6.450% due 11/15/2011		1,000	1,005
NiSource Finance Corp.
3.381% due 11/23/2009		800	780
Public Service Electric & Gas Co.
5.300% due 05/01/2018		1,100	1,028
Sempra Energy
6.150% due 06/15/2018		1,000	923
Telecom Italia Capital S.A.
6.999% due 06/04/2018		900	809

			18,459

Total Corporate Bonds & Notes (Cost $363,333)			335,147

MUNICIPAL BONDS & NOTES 0.7%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	468
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	442
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		800	747
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013		130	84
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	699
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		485	464
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		3,400	3,133
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		4,900	4,278
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,085	932

Total Municipal Bonds & Notes (Cost $12,851)			11,247

U.S. GOVERNMENT AGENCIES 40.1%
Fannie Mae
3.267% due 12/25/2036		394	379
3.357% due 08/25/2034		228	221
3.407% due 10/27/2037		5,900	5,434
3.557% due 05/25/2042		244	240
4.278% due 06/01/2043 - 09/01/2044		6,757	6,742
4.400% due 07/01/2035		456	459
4.503% due 11/01/2034		3,974	4,006
4.655% due 01/01/2035		558	564
4.668% due 05/25/2035		2,629	2,713
5.000% due 02/01/2036 - 10/01/2038		8,780	8,564
5.250% due 10/01/2012		2,100	2,115
5.286% due 10/01/2035		1,767	1,738
5.500% due 03/01/2034 - 10/01/2038		212,440	212,068
5.695% due 11/01/2024		16	16
5.950% due 02/25/2044		695	702
6.000% due 09/01/2019 - 10/01/2038		229,888	233,137
6.500% due 11/01/2036 - 07/01/2038		38,782	39,815
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020		14,791	14,465
2.718% due 02/15/2019		1,124	1,096
2.838% due 12/15/2030		381	375
3.467% due 08/25/2031		135	122
4.000% due 03/15/2023 - 10/15/2023		415	414
4.278% due 10/25/2044 - 02/25/2045		10,511	10,009
4.500% due 12/01/2021 - 06/01/2022		844	824
4.549% due 01/01/2034		397	404
5.000% due 12/14/2018 - 08/15/2020		9,682	9,626
5.440% due 12/01/2035		1,184	1,193
5.490% due 08/01/2036		659	661
5.500% due 05/15/2016 - 04/01/2038		31,571	31,507
Ginnie Mae
5.500% due 10/01/2038		800	799
6.000% due 08/15/2036 - 10/01/2038		3,088	3,130
Small Business Administration
4.504% due 02/10/2014		1,052	1,004
4.880% due 11/01/2024		3,052	2,977
5.170% due 01/01/2028		1,580	1,545
5.902% due 02/10/2018		990	994
6.020% due 08/01/2028		3,100	3,172

Total U.S. Government Agencies (Cost $596,781)			603,230

U.S. TREASURY OBLIGATIONS 91.9%
Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018		43,924	40,479
1.625% due 01/15/2015		3,559	3,463
1.625% due 01/15/2018		20,093	18,988
1.750% due 01/15/2028		106,978	92,996
1.875% due 07/15/2015		193,859	190,618
2.000% due 04/15/2012		37,063	37,141
2.000% due 01/15/2014		90,883	90,620
2.000% due 07/15/2014		102,114	101,747
2.000% due 01/15/2016		48,821	48,115
2.000% due 01/15/2026		75,230	68,518
2.375% due 04/15/2011		33,466	33,827
2.375% due 01/15/2017		45,012	45,290
2.375% due 01/15/2025		56,543	54,657
2.375% due 01/15/2027		45,655	43,993
2.500% due 07/15/2016		30,395	31,032
2.625% due 07/15/2017		55,108	56,662
3.000% due 07/15/2012		82,546	85,861
3.375% due 01/15/2012		12,099	12,686
3.375% due 04/15/2032		1,235	1,409
3.500% due 01/15/2011		46,227	48,055
3.625% due 04/15/2028		79,381	90,954
3.875% due 01/15/2009		16,977	16,925
3.875% due 04/15/2029		91,428	108,827
4.250% due 01/15/2010		58,594	60,283

Total U.S. Treasury Obligations (Cost $1,419,558)			1,383,146

MORTGAGE-BACKED SECURITIES 6.9%
American Home Mortgage Investment Trust
5.660% due 09/25/2045		1,155	787
Banc of America Funding Corp.
4.625% due 02/20/2036		2,766	2,460
6.129% due 01/20/2047		1,218	826
Banc of America Large Loan, Inc.
2.998% due 08/15/2029		5,070	4,576
Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036		2,207	1,921
6.500% due 09/25/2033		142	134
BCAP LLC Trust
3.377% due 01/25/2037		1,346	831
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		2,947	2,769
4.150% due 08/25/2035		1,340	1,263
4.550% due 08/25/2035		1,036	991
4.857% due 01/25/2035		6,696	6,122
5.010% due 01/25/2035		1,784	1,595
Bear Stearns Alt-A Trust
5.504% due 09/25/2035		4,601	3,711
5.903% due 03/25/2036		1,499	930
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		26	26
Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036		4,280	3,408
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021		2	2
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		158	142
4.248% due 08/25/2035		776	740
4.700% due 12/25/2035		3,623	3,369
4.748% due 08/25/2035		748	712
4.900% due 12/25/2035		161	153
Countrywide Alternative Loan Trust
3.268% due 09/20/2046		225	221
3.368% due 02/20/2047		1,149	702
3.387% due 05/25/2047		405	247
3.397% due 09/25/2046		14,738	8,171
3.487% due 12/25/2035		88	56
3.855% due 12/25/2035		435	266
6.000% due 01/25/2037		742	525
Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035		572	481
3.781% due 11/19/2033		193	182
5.772% due 05/20/2036		431	320
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		624	616
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.307% due 10/25/2036		467	458
First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034		737	614
First Horizon Asset Securities, Inc.
5.357% due 08/25/2035		864	748
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		5,414	5,293
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046		500	431
3.287% due 01/25/2047		4,144	3,938
3.427% due 06/25/2045		786	617
3.477% due 11/25/2045		464	293
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,138	1,830
Harborview Mortgage Loan Trust
3.250% due 05/19/2035		203	132
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037		189	179
Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046		575	541
3.307% due 01/25/2037		249	238
5.048% due 12/25/2034		475	388
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051		1,300	1,104
JPMorgan Mortgage Trust
5.003% due 07/25/2035		1,202	1,108
5.021% due 02/25/2035		3,158	2,753
Lehman XS Trust
3.287% due 07/25/2046		183	180
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		700	569
Mellon Residential Funding Corp.
2.838% due 11/15/2031		895	811
2.928% due 12/15/2030		764	710
Merrill Lynch Floating Trust
2.558% due 06/15/2022		252	230
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036		2,202	1,790
MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035		967	858
4.207% due 10/25/2035		559	508
4.352% due 10/25/2035		4,282	4,000
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		2,261	1,938
Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035		334	279
Residential Accredit Loans, Inc.
3.507% due 08/25/2035		305	189
Residential Asset Securitization Trust
6.500% due 08/25/2036		1,000	552
Securitized Asset Sales, Inc.
6.282% due 11/26/2023		9	9
Sequoia Mortgage Trust
3.380% due 10/19/2026		245	224
Structured Adjustable Rate Mortgage Loan Trust
3.447% due 06/25/2035		364	296
4.065% due 01/25/2035		282	167
4.580% due 02/25/2034		549	496
5.535% due 08/25/2035		438	355
Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036		342	334
3.280% due 07/19/2035		2,814	2,325
3.307% due 09/25/2047		962	918
3.360% due 10/19/2034		185	133
3.397% due 06/25/2036		254	156
Structured Asset Securities Corp.
3.257% due 05/25/2036		29	27
5.034% due 10/25/2035		393	333
TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036		41	40
3.317% due 01/25/2037		489	464
Thornburg Mortgage Securities Trust
3.317% due 03/25/2046		77	75
3.317% due 11/25/2046		3,354	3,217
3.327% due 09/25/2046		1,855	1,739
WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045		432	274
3.497% due 08/25/2045		7	7
3.497% due 10/25/2045		2,669	1,692
3.585% due 01/25/2047		1,644	992
3.665% due 12/25/2046		214	129
3.855% due 02/25/2046		356	213
4.055% due 11/25/2042		63	57
4.329% due 07/25/2046		1,512	1,123
4.355% due 11/25/2046		234	157
6.067% due 10/25/2036		4,484	4,112
Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034		464	410
4.729% due 07/25/2034		410	394

Total Mortgage-Backed Securities (Cost $115,379)			103,402

ASSET-BACKED SECURITIES 7.8%
Access Group, Inc.
4.093% due 10/27/2025		15,200	15,027
ACE Securities Corp.
3.257% due 07/25/2036		123	121
3.257% due 12/25/2036		196	184
American Express Credit Account Master Trust
3.438% due 08/15/2012		10,300	10,222
Argent Securities, Inc.
3.257% due 10/25/2036		405	397
Asset-Backed Funding Certificates
3.267% due 11/25/2036		63	61
3.267% due 01/25/2037		2,130	2,010
3.557% due 06/25/2034		868	710
Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036		33	33
BA Credit Card Trust
3.068% due 04/15/2013		6,300	6,166
3.688% due 12/16/2013		12,500	12,287
Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036		80	76
3.537% due 01/25/2036		53	50
3.657% due 03/25/2043		110	107
3.867% due 10/25/2032		48	42
Bravo Mortgage Asset Trust
3.337% due 07/25/2036		199	195
Carrington Mortgage Loan Trust
3.257% due 01/25/2037		508	485
Chase Credit Card Master Trust
2.598% due 02/15/2011		1,000	999
Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036		49	49
3.287% due 01/25/2037		1,252	1,131
Countrywide Asset-Backed Certificates
3.237% due 01/25/2046		186	184
3.257% due 01/25/2037		39	39
3.257% due 05/25/2037		719	698
3.257% due 06/25/2037		1,731	1,683
3.257% due 05/25/2047		203	195
3.267% due 09/25/2046		86	86
3.277% due 06/25/2037		4,029	3,880
3.317% due 10/25/2046		440	427
Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036		1,558	1,497
Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034		96	65
First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036		160	159
3.257% due 11/25/2036		1,222	1,150
3.257% due 12/25/2036		88	86
Ford Credit Auto Owner Trust
3.088% due 07/15/2010		5,117	5,112
Fremont Home Loan Trust
3.257% due 10/25/2036		74	71
3.267% due 01/25/2037		333	314
GSAMP Trust
3.247% due 10/25/2046		101	99
3.277% due 10/25/2036		22	20
3.277% due 12/25/2036		705	650
3.497% due 03/25/2034		86	85
GSR Mortgage Loan Trust
3.307% due 11/25/2030		20	19
HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036		115	112
HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036		148	137
3.257% due 12/25/2036		3,053	2,846
Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036		90	89
3.267% due 04/25/2037		1,256	1,225
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036		170	166
2.541% due 11/25/2036		84	81
3.247% due 08/25/2036		60	59
3.257% due 08/25/2036		365	358
3.257% due 10/25/2036		1,590	1,506
3.307% due 07/25/2036		175	173
Lehman XS Trust
3.277% due 05/25/2046		121	117
3.287% due 04/25/2046		116	115
3.287% due 11/25/2046		646	618
Long Beach Mortgage Loan Trust
3.247% due 11/25/2036		66	64
3.387% due 08/25/2035		54	52
MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036		1,160	1,134
3.347% due 02/25/2036		55	54
MBNA Credit Card Master Note Trust
2.588% due 12/15/2011		100	99
Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037		77	76
3.257% due 05/25/2037		248	244
3.277% due 08/25/2036		774	753
3.277% due 07/25/2037		307	299
3.327% due 02/25/2037		1,969	1,842
Morgan Stanley ABS Capital I
3.247% due 07/25/2036		563	559
3.247% due 10/25/2036		281	273
3.257% due 09/25/2036		232	229
3.257% due 10/25/2036		162	158
Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036		63	61
Nationstar Home Equity Loan Trust
3.327% due 04/25/2037		1,308	1,266
Nelnet Student Loan Trust
2.890% due 07/25/2016		17	17
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		88	76
Option One Mortgage Loan Trust
3.247% due 02/25/2037		22	22
Park Place Securities, Inc.
3.467% due 09/25/2035		31	29
Renaissance Home Equity Loan Trust
3.587% due 12/25/2032		65	44
Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036		36	36
Residential Asset Securities Corp.
3.277% due 11/25/2036		708	695
Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036		84	82
3.267% due 12/25/2036		1,165	1,078
SLM Student Loan Trust
2.790% due 07/25/2017		319	318
2.840% due 04/25/2019		6,400	5,956
3.250% due 01/25/2017		1,500	1,484
4.173% due 04/25/2023		23,400	23,488
Soundview Home Equity Loan Trust
3.257% due 10/25/2036		117	116
3.267% due 11/25/2036		233	224
3.307% due 10/25/2036		42	41
Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		22	21
3.252% due 11/25/2037		30	29
Structured Asset Investment Loan Trust
3.257% due 07/25/2036		56	54
Structured Asset Securities Corp.
3.257% due 10/25/2036		520	494
4.900% due 04/25/2035		1,144	758
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		17	17
Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		510	479
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		358	349

Total Asset-Backed Securities (Cost $120,041)			117,543

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
10.000% due 01/23/2012		350	390
Export-Import Bank of Korea
3.011% due 10/04/2011		1,600	1,605

Total Sovereign Issues (Cost $1,950)			1,995

FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%
France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,748	2,570
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	2,872
Green Valley Ltd.
8.562% due 01/10/2011		500	702
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		585	813
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	552,960	4,887
1.100% due 12/10/2016		957,860	8,573
1.200% due 06/10/2017		1,273,480	11,404
1.200% due 12/10/2017		428,670	3,829
1.400% due 06/10/2018		749,250	6,787
Pylon Ltd.
6.469% due 12/18/2008	EUR	700	980
8.869% due 12/29/2008		1,100	1,537
Republic of Germany
4.250% due 07/04/2039		100	133
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	455

Total Foreign Currency-Denominated Issues (Cost $46,360)			45,542

		Shares

CONVERTIBLE PREFERRED STOCKS 0.1%
Bank of America Corp.
7.250% due 12/31/2049		1,000	835
Wachovia Corp.
7.500% due 12/31/2049		800	314

Total Convertible Preferred Stocks (Cost $1,800)			1,149

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.6%
Certificates of Deposit 2.6%
Nordea Bank Finland PLC
5.308% due 04/09/2009		$2,300	2,299
Sao Paolo IMI NY
3.454% due 06/09/2010		14,000	13,968
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		5,400	5,392
Unicredito Italiano NY
3.088% due 05/18/2009		18,400	18,400

			40,059

Commercial Paper 7.1%
Abbey National N.A. LLC
2.790% due 11/12/2008		39,300	39,172
Freddie Mac
2.500% due 11/24/2008		30,700	30,585
Royal Bank of Scotland Group PLC
2.870% due 11/10/2008		13,000	12,958
Unicredito Italiano SpA
2.960% due 10/09/2008		24,400	24,384

			107,099

Repurchase Agreements 2.2%
JPMorgan Chase Bank N.A.
0.100% due 10/06/2008		11,619	11,619
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $11,649. Repurchase proceeds are $11,619.)
State Street Bank and Trust Co.
0.100% due 10/01/2008		6,460	6,460
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $6,591. Repurchase proceeds are $6,460.)
1.000% due 10/01/2008		15,027	15,027
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 11/10/2008 valued at $15,329. Repurchase proceeds are $15,027.)

			33,106

U.S. Treasury Bills 4.7%
1.028% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)		70,649	70,287

Total Short-Term Instruments (Cost $250,830)			250,551

Purchased Options (j) 0.0% (Cost $182)			143
Total Investments 189.6% (Cost $2,930,003)			$2,853,926
Written Options (k) (0.1%) (Premiums $1,340)			(1,880)
Other Assets and Liabilities (Net) (89.5%)			(1,347,128)

Net Assets 100.0%			$1,504,918

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $17,650 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) Securities with an aggregate market value of $31,629 have been pledged as collateral for delayed-delivery securities on September 30, 2008.

(f) Securities with an aggregate market value of $2,889 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

(g) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $5,500 at a weighted average interest rate of 4.600%. On September 30, 2008, there were no open reverse repurchase agreements.

(h) Cash of $4,604 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	74	$21
90-Day Euribor June Futures	Long	06/2009	98	(49)
90-Day Euribor September Futures	Long	09/2009	74	40
90-Day Eurodollar December Futures	Long	12/2008	89	(20)
90-Day Eurodollar December Futures	Long	12/2009	170	91
90-Day Eurodollar June Futures	Long	06/2009	671	733
90-Day Eurodollar March Futures	Long	03/2010	70	51
90-Day Eurodollar September Futures	Long	09/2009	346	812
Euro-Bund 10-Year Bond December Futures	Short	12/2008	122	(134)
Japan Government 10-Year Bond December Futures	Short	12/2008	23	148
U.S. Treasury 5-Year Note December Futures	Short	12/2008	47	42
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	155	(378)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	248	456
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	56	25

				$1,838

(i) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	(0.500%)	03/20/2018	BOA	0.793%	$1,500	$33	$0	$33
Alcoa, Inc. 6.000% due 07/15/2013	(1.200%)	09/20/2013	BCLY	1.498%	2,000	25	0	25
Alcoa, Inc. 6.750% due 07/15/2018	(1.320%)	09/20/2018	GSC	1.699%	1,000	27	0	27
American Electric Power Co., Inc. 5.250% due 06/01/2015	(0.470%)	06/20/2015	MSC	0.624%	800	7	0	7
AutoZone, Inc. 5.875% due 10/15/2012	(0.620%)	12/20/2012	BOA	0.880%	4,400	43	0	43
Baxter International, Inc. 5.375% due 06/01/2018	(0.310%)	06/20/2018	BOA	0.347%	1,400	4	0	4
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	700	(11)	0	(11)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.810%)	12/20/2017	BNP	1.400%	1,000	41	0	41
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.760%)	12/20/2017	CSFB	1.400%	1,600	72	0	72
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	2,000	(113)	0	(113)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%)	03/20/2018	DUB	1.400%	1,000	38	0	38
Cadbury Schweppes U.S. Finance LLC 5.125% due 10/01/2013	(0.460%)	12/20/2013	BOA	0.633%	1,300	11	0	11
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%)	06/20/2017	DUB	0.711%	1,000	8	0	8
Cigna Corp. 6.350% due 03/15/2018	(1.210%)	03/20/2018	MSC	0.662%	2,000	(83)	0	(83)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	200	20	0	20
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(0.665%)	06/20/2012	JPM	3.264%	4,400	344	0	344
Exelon Corp. 4.900% due 06/15/2015	(0.960%)	06/20/2015	CITI	2.727%	1,000	92	0	92
Falconbridge Ltd. 7.350% due 06/05/2012	(0.910%)	06/20/2012	BOA	0.996%	1,000	3	0	3
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	RBS	0.640%	1,000	4	0	4
Genworth Financial, Inc. 6.515% due 05/22/2018	(0.960%)	06/20/2018	BCLY	8.348%	900	302	0	302
Genworth Financial, Inc. 6.515% due 05/22/2018	(0.980%)	06/20/2018	DUB	8.348%	1,300	435	0	435
GMAC LLC 6.875% due 08/28/2012	(5.000%)	09/20/2012	CITI	48.784%	900	459	0	459
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%	3,000	493	0	493
HCP, Inc. 6.700% due 01/30/2018	(2.910%)	03/20/2018	GSC	3.382%	3,000	85	0	85
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	DUB	8.310%	900	197	0	197
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	(1.390%)	03/20/2014	BOA	2.318%	1,000	41	0	41
Marriott International, Inc. 6.375% due 06/15/2017	(1.730%)	06/20/2017	BOA	2.578%	5,000	266	0	266
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%)	09/20/2015	BOA	0.699%	2,000	(15)	0	(15)
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.600%)	09/20/2015	DUB	0.699%	2,000	12	0	12
Masco Corp. 5.875% due 07/15/2012	(0.870%)	12/20/2012	BCLY	2.687%	1,000	65	0	65
Masco Corp. 5.875% due 07/15/2012	(0.840%)	12/20/2012	DUB	2.687%	1,400	92	0	92
Masco Corp. 6.125% due 10/03/2016	(1.910%)	12/20/2016	CITI	2.560%	1,500	56	0	56
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	JPM	4.388%	400	46	0	46
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%)	12/20/2012	UBS	4.388%	900	104	0	104
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%)	06/20/2018	CITI	3.763%	800	115	0	115
Nordstrom, Inc. 6.250% due 01/15/2018	(0.990%)	03/20/2018	BOA	1.564%	700	28	0	28
Nordstrom, Inc. 6.950% due 03/15/2028	(0.260%)	09/20/2012	GSC	1.322%	3,400	130	0	130
Nordstrom, Inc. 6.950% due 03/15/2028	(0.270%)	09/20/2012	GSC	1.322%	1,700	64	0	64
Prologis 6.625% due 05/15/2018	(1.320%)	06/20/2018	MSC	5.115%	1,500	326	0	326
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	1,200	17	0	17
Sempra Energy 6.150% due 06/15/2018	(0.670%)	06/20/2018	DUB	1.060%	1,000	29	0	29
Simon Property Group LP 5.750% due 12/01/2015	(1.010%)	12/20/2015	RBS	1.591%	800	27	0	27
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.830%)	09/20/2014	BOA	1.270%	1,500	33	0	33
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	(1.490%)	06/20/2018	BOA	2.861%	1,000	91	0	91
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	900	58	0	58
Travelers Cos., Inc. 5.800% due 05/15/2018	(0.590%)	06/20/2018	GSC	1.034%	1,500	49	0	49
UST, Inc. 6.625% due 07/15/2012	(0.340%)	09/20/2012	BOA	0.366%	2,500	2	0	2
Wachovia Corp. 5.750% due 06/15/2017	(2.325%)	06/20/2017	CITI	3.168%	2,000	98	0	98
Waste Management, Inc. 6.100% due 03/15/2018	(0.790%)	03/20/2018	JPM	1.143%	3,200	81	0	81
Yum! Brands, Inc. 6.250% due 03/15/2018	(1.245%)	03/20/2018	BOA	1.282%	2,000	5	0	5

						$4,356	$0	$4,356

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$500	$(11)	$0	$(11)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	700	(16)	0	(16)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	1,475	(84)	0	(84)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	2,000	(69)	0	(69)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	200	(86)	0	(86)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	300	(129)	0	(129)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	800	(344)	0	(344)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	1,000	(57)	0	(57)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	200	(107)	0	(107)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	600	(292)	0	(292)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	700	(365)	0	(365)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	1,000	(534)	0	(534)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	500	(244)	0	(244)
GMAC LLC 6.875% due 08/28/2012	7.300%	09/20/2012	MSC	48.784%	5,100	(2,462)	0	(2,462)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	600	(73)	0	(73)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	500	(61)	0	(61)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	3,000	(3)	0	(3)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.900%	09/20/2012	BNP	Defaulted	500	(422)	0	(422)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	300	(253)	0	(253)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	300	(253)	0	(253)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	700	(591)	0	(591)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	600	(507)	0	(507)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	2,900	(1)	0	(1)
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	1,500	1	0	1
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	1,500	(5)	0	(5)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	1,400	(5)	0	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	1,500	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	1,400	(11)	0	(11)

						$(6,995)	$0	$(6,995)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$5,841	$666	$256	$410
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	15,939	1,817	503	1,314
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	3,366	384	80	304
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	5,940	677	264	413
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	495	56	21	35
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	2,300	122	32	90
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	5,300	229	(26)	255
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	19,800	1,078	160	918
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	3,600	196	16	180
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	4,800	261	22	239
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	1,700	92	8	84
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	12,800	697	169	528
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	72,100	398	(525)	923
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	25,700	142	(258)	400
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	21,100	117	(101)	218
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	25,800	143	(142)	285
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	900	1	(26)	27
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	600	74	24	50

					$7,150	$477	$6,673

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	$300	$5	$0	$5
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	700	15	0	15
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	4,400	(23)	(61)	38
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	2,800	(292)	(474)	182

					$(295)	$(535)	$240

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	3,000	$(20)	$9	$(29)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		12,500	(640)	(222)	(418)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		21,600	(930)	(6)	(924)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		14,400	(597)	(125)	(472)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		17,000	(265)	(68)	(197)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		8,500	(132)	(24)	(108)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		400	2	3	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,200	12	4	8
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	104,100	1,145	3	1,142
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$58,500	479	425	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		37,200	251	251	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		49,700	336	261	75
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		8,000	54	(32)	86
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,600	207	(129)	336
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		27,100	(1,031)	709	(1,740)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		21,000	(799)	(660)	(139)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		6,600	(251)	172	(423)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		6,600	(251)	(206)	(45)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,400	(434)	(346)	(88)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		12,300	(468)	(103)	(365)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(249)	374	(623)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,600	(568)	155	(723)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		11,900	(433)	6	(439)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		2,400	(87)	(31)	(56)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		5,000	228	(146)	374
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		5,400	(196)	(66)	(130)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		600	(22)	(36)	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		5,500	(200)	33	(233)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		4,800	(214)	127	(341)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		18,500	(825)	(765)	(60)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		25,100	(1,119)	551	(1,670)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		5,400	(241)	(134)	(107)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		300	(13)	(25)	12
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		5,600	(250)	(180)	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		7,800	(348)	(224)	(124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,000	(44)	(64)	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,400	(152)	(235)	83
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	13,700	80	7	73
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		14,400	84	8	76
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		4,700	(14)	(3)	(11)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		18,700	(58)	(16)	(42)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		3,100	(10)	(2)	(8)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,900	(6)	(2)	(4)
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		46,200	886	(114)	1,000
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		1,700	(39)	1	(40)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		1,800	(41)	1	(42)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		8,900	(405)	8	(413)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	(76)	(7)	(69)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	(75)	(7)	(68)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		2,100	22	(22)	44
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		8,500	18	(18)	36
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		400	15	17	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	6,300	(98)	(65)	(33)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	(112)	(91)	(21)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	83	83	0
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,600	(23)	(137)	114
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		6,700	(34)	(208)	174
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,800	(74)	40	(114)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		5,000	(77)	(19)	(58)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		5,800	(77)	(92)	15
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		17,300	(73)	(433)	360
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		5,700	141	111	30
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,800	45	38	7
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,500	203	77	126
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		4,600	(135)	(30)	(105)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		1,500	(253)	(153)	(100)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,200	(203)	(138)	(65)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,900,000	0	(62)	62
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	17,000	(6)	0	(6)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		30,200	(101)	16	(117)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		15,300	(51)	(3)	(48)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		11,100	(29)	0	(29)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	2,700	(48)	0	(48)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		2,500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		2,500	(20)	(7)	(13)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		3,700	(17)	5	(22)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		5,100	(190)	(11)	(179)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		600	(24)	1	(25)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		600	(24)	1	(25)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		1,900	(69)	4	(73)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		2,100	(87)	0	(87)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		900	(37)	0	(37)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		15,000	(565)	9	(574)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		2,700	(48)	0	(48)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		2,500	(37)	0	(37)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	5,000	(534)	0	(534)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		1,400	(117)	6	(123)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,400	(317)	6	(323)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		3,200	(344)	0	(344)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(203)	0	(203)
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		$5,700	239	0	239

							$(11,062)	$(1,945)	$(9,117)

(j) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$13
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	12	8
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	32
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,100	22	23

							$109	$83

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	$87.000	12/05/2008	$183,000	$43	$39
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	87.500	12/05/2008	120,000	28	21
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.016	10/06/2008	33,000	2	0

				$73	$60

(k) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	314	$210	$254
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	11	7	7
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	33	27	49
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	44	39	54
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	312	160	401
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	33	24	25

				$467	$790

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$400	$10	$8
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	8
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	344
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	152
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	9
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	45	39
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700	21	23
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	189	344
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	189	152

							$873	$1,090

(l) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(6)
Fannie Mae	6.000%	10/01/2023	$3,700	$3,808	$3,769
Fannie Mae	6.000%	10/01/2038	179,400	180,157	181,558
Freddie Mac	4.500%	10/01/2023	1,200	1,189	1,168
Freddie Mac	5.500%	10/01/2038	6,800	6,745	6,756
Freddie Mac	6.000%	10/01/2038	3,500	3,535	3,540
Ginnie Mae	5.500%	10/01/2038	1,000	1,007	999
Ginnie Mae	6.500%	10/01/2038	18,000	18,585	18,419
U.S. Treasury Bonds	5.000%	05/15/2037	28,200	31,738	31,826
U.S. Treasury Bonds	7.500%	11/15/2024	1,700	2,342	2,367
U.S. Treasury Notes	3.625%	12/31/2012	2,760	2,860	2,886
U.S. Treasury Notes	4.125%	08/31/2012	11,000	11,550	11,610
U.S. Treasury Notes	4.250%	11/15/2017	6,260	6,556	6,588
U.S. Treasury Notes	4.750%	08/15/2017	9,500	10,350	10,250

				$280,422	$281,736

(6) Market value includes $823 of interest payable on short sales.

(m) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	608	10/2008	$42	$0	$42
Buy	BRL	HSBC	6,729	12/2008	0	(462)	(462)
Sell		HSBC	9,488	12/2008	499	0	499
Buy		JPM	30,671	12/2008	0	(407)	(407)
Sell		MSC	6,921	12/2008	220	0	220
Sell		UBS	2,663	12/2008	81	0	81
Sell	CHF	MSC	910	12/2008	9	0	9
Buy	CNY	BCLY	17,892	12/2008	0	(21)	(21)
Buy		DUB	13,392	07/2009	0	(147)	(147)
Buy		HSBC	13,907	07/2009	0	(125)	(125)
Buy		BCLY	17,872	09/2009	0	(73)	(73)
Buy		HSBC	18,841	09/2009	0	(73)	(73)
Buy	EUR	BCLY	836	10/2008	0	(45)	(45)
Buy		BOA	4,499	10/2008	0	(308)	(308)
Buy		CITI	8,702	10/2008	25	(137)	(112)
Sell		CITI	6,384	10/2008	0	(21)	(21)
Buy		CSFB	1,503	10/2008	0	(92)	(92)
Buy		JPM	680	10/2008	0	(40)	(40)
Sell		UBS	16,232	10/2008	905	0	905
Buy	GBP	BCLY	755	10/2008	0	(43)	(43)
Buy		CITI	3,936	10/2008	0	(229)	(229)
Buy		MSC	2,472	10/2008	0	(182)	(182)
Buy		RBS	2,085	10/2008	0	(162)	(162)
Buy		UBS	522	10/2008	0	(41)	(41)
Sell		UBS	9,100	11/2008	314	0	314
Buy	JPY	BCLY	102,884	10/2008	0	(1)	(1)
Sell		BCLY	106,884	10/2008	7	0	7
Sell		DUB	3,168,647	10/2008	0	(565)	(565)
Sell		JPM	15,000	10/2008	0	(2)	(2)
Sell		BCLY	102,884	11/2008	2	0	2
Buy	MXN	BCLY	109	11/2008	0	(1)	(1)
Sell		BCLY	14,413	11/2008	87	0	87
Sell		CITI	4,052	11/2008	12	0	12
Buy		HSBC	69	11/2008	0	0	0
Buy		JPM	69	11/2008	0	0	0
Buy		RBC	18,218	11/2008	0	(61)	(61)
Buy		CITI	4,052	05/2009	0	(11)	(11)
Buy	MYR	BCLY	2,386	11/2008	0	(47)	(47)
Sell		BCLY	5,470	11/2008	0	(17)	(17)
Buy		DUB	6	11/2008	0	0	0
Buy		JPM	4	11/2008	0	0	0
Buy		JPM	2,934	02/2009	0	(58)	(58)
Sell	PHP	BCLY	15,091	11/2008	0	(3)	(3)
Buy		HSBC	5,000	11/2008	0	(7)	(7)
Buy		JPM	5,000	11/2008	0	(6)	(6)
Buy		BCLY	1,200	02/2009	0	(1)	(1)
Buy		DUB	600	02/2009	0	(1)	(1)
Buy		HSBC	1,390	02/2009	0	(1)	(1)
Buy		JPM	2,510	02/2009	0	(2)	(2)
Buy		MSC	1,700	02/2009	0	(2)	(2)
Buy		RBS	500	02/2009	0	(1)	(1)
Buy	PLN	HSBC	11,607	05/2009	0	(373)	(373)
Sell	RUB	BCLY	131,226	11/2008	139	0	139
Buy		DUB	125,642	11/2008	0	(210)	(210)
Buy		HSBC	40,016	11/2008	0	(83)	(83)
Sell		HSBC	56,006	11/2008	61	0	61
Buy		HSBC	20,751	05/2009	0	(63)	(63)
Buy	SGD	BCLY	1,968	11/2008	0	(64)	(64)
Buy		BOA	1,875	11/2008	0	(73)	(73)
Buy		CITI	119	11/2008	0	(2)	(2)
Buy		DUB	1,915	11/2008	0	(65)	(65)
Buy		JPM	123	11/2008	0	(2)	(2)
Buy		UBS	1,862	11/2008	0	(72)	(72)

					$2,403	$(4,402)	$(1,999)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$2,838,899	$15,027	$2,853,926
Short Sales, at value	0	(280,913)	0	(280,913)
Other Financial Instruments++	1,838	(6,205)	(2,525)	(6,892)

Total	$1,838	$2,551,781	$12,502	$2,566,121

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$12,217	$14,428	$35	$1	$(659)	$(10,995)	$15,027
Other Financial Instruments++	(342)	0	0	0	(2,207)	24	(2,525)

Total	$11,875	$14,428	$35	$1	$(2,866)	$(10,971)	$12,502

+ See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++ Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.7%
Banking & Finance 6.4%
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	$100	$97
Citigroup Funding, Inc.
3.852% due 05/07/2010	100	94
General Electric Capital Corp.
6.375% due 11/15/2067	100	81
Hartford Financial Services Group, Inc.
6.000% due 01/15/2019	100	88

		360

Industrials 1.7%
Philip Morris International, Inc.
5.650% due 05/16/2018	100	92

Utilities 1.6%
AT&T, Inc.
5.600% due 05/15/2018	100	90

Total Corporate Bonds & Notes (Cost $599)		542

U.S. GOVERNMENT AGENCIES 39.0%
Fannie Mae
5.000% due 04/01/2038 - 05/01/2038	210	204
5.500% due 08/01/2037	92	92
6.000% due 09/01/2036 - 05/01/2038	628	637
6.500% due 08/01/2038	500	513
Freddie Mac
5.500% due 02/01/2038 - 04/01/2038	734	731

Total U.S. Government Agencies (Cost $2,145)		2,177

U.S. TREASURY OBLIGATIONS 105.9%
Treasury Inflation Protected Securities (a)
1.375% due 07/15/2018	449	414
1.750% due 01/15/2028	503	438
1.875% due 07/15/2015	868	853
2.000% due 01/15/2014	356	355
2.000% due 01/15/2016	442	435
2.000% due 01/15/2026	552	503
2.375% due 01/15/2017	54	55
2.375% due 01/15/2025	991	958
2.375% due 01/15/2027	251	241
2.500% due 07/15/2016	434	443
2.625% due 07/15/2017	117	120
3.000% due 07/15/2012	609	634
3.625% due 04/15/2028	272	312
3.875% due 04/15/2029	134	159

Total U.S. Treasury Obligations (Cost $6,114)		5,920

ASSET-BACKED SECURITIES 1.8%
SLM Student Loan Trust
4.173% due 04/25/2023	100	101

Total Asset-Backed Securities (Cost $100)		101

SHORT-TERM INSTRUMENTS 42.9%
Repurchase Agreements 42.9%
Deutsche Bank AG
0.500% due 10/01/2008	1,000	1,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $1,005. Repurchase proceeds are $1,000.)
Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	1,400	1,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $1,424. Repurchase proceeds are $1,400.)

		2,400

Total Short-Term Instruments (Cost $2,400)		2,400

Purchased Options (e) 0.0% (Cost $1)		1
Total Investments 199.3% (Cost $11,359)		$11,141
Written Options (f) (0.1%) (Premiums $8)		(7)
Other Assets and Liabilities (Net) (99.2%)		(5,544)

Net Assets 100.0%		$5,590

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal amount of security is adjusted for inflation.

(b) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $289 at a weighted average interest rate of 4.35%. On September 30, 2008, there were no open reverse repurchase agreements.

(c) Cash of $264 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$(2)
90-Day Eurodollar March Futures	Long	03/2010	2	0
U.S. Treasury 5-Year Note December Futures	Long	12/2008	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	0
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	1	(1)

				$(4)

(d) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	$100	$5	$0	$5
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MSC	100	4	(1)	5
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	200	1	3	(2)
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	99	11	3	8

					$21	$5	$16

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY	BRL	200	$(8)	$(3)	$(5)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	1	1	0
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	100	1	0	1
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$300	(3)	(2)	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		500	(3)	(3)	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		600	(4)	(12)	8
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	26	8	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		100	(4)	(2)	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		100	(4)	3	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(12)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(5)	(5)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		100	(5)	(3)	(2)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	100	0	0	0
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		300	1	0	1
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	100	0	0	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(1)	(1)	0
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS	JPY	30,000	2	(1)	3
Pay	France CPI ex-Tobacco Index	2.261%	07/14/2011	JPM	EUR	100	0	0	0
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		600	(22)	(1)	(21)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		100	(3)	0	(3)

							$(49)	$(33)	$(16)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DWRTT Index	988	1-Month USD-LIBOR	$4,945	01/31/2009	CSFB	$(30)
Pay	DWRTT Index	20	1-Month USD-LIBOR	100	03/31/2009	MLP	1
Receive	DWRTT Index	84	1-Month USD-LIBOR	420	03/31/2009	MLP	(3)
Receive	DWRTT Index	101	1-Month USD-LIBOR less 0.300%	504	07/31/2009	UBS	(3)

							$(35)

(4) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$140.000	11/21/2008	5	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	4	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 11/01/2038	$106.000	11/06/2008	$1,870	$1	$0
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	800	0	0
Call - OTC Freddie Mac 6.000% due 11/01/2038	108.000	11/06/2008	100	0	0
Call - OTC U.S. Treasury Note 2.750% due 07/31/2010	103.922	11/20/2008	1,200	0	0
Put - OTC Fannie Mae 6.500% due 11/01/2038	89.000	11/06/2008	500	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	92.250	10/24/2008	900	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	87.500	12/05/2008	350	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	92.750	10/24/2008	500	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.000	10/17/2008	900	0	1
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	96.000	10/24/2008	500	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	100.016	10/06/2008	600	0	0

				$1	$1

(f) Written options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$300	$8	$7

(g) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(5)
Fannie Mae	5.000%	10/01/2038	$300	$296	$292
Fannie Mae	5.500%	10/01/2038	800	787	797
Fannie Mae	6.000%	10/01/2038	100	101	101
Freddie Mac	6.000%	10/01/2038	100	101	101
U.S. Treasury Notes	2.125%	04/30/2010	100	100	102
U.S. Treasury Notes	2.750%	07/31/2010	1,200	1,214	1,226
U.S. Treasury Notes	3.500%	02/15/2018	200	195	197

				$2,794	$2,815

(5) Market value includes $8 of interest payable on short sales.

(h) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	6	10/2008	$0	$0	$0
Buy	BRL	HSBC	118	12/2008	0	(8)	(8)
Sell		HSBC	21	12/2008	1	0	1
Sell		MSC	25	12/2008	1	0	1
Sell		RBC	64	12/2008	2	0	2
Buy		UBS	4	12/2008	0	0	0
Sell		UBS	12	12/2008	1	0	1
Buy		RBC	64	06/2009	0	(2)	(2)
Sell	CHF	MSC	5	12/2008	0	0	0
Buy	CNY	BCLY	89	12/2008	0	0	0
Buy		HSBC	203	09/2009	0	(1)	(1)
Buy	EUR	BCLY	3	10/2008	0	0	0
Buy		CITI	13	10/2008	0	0	0
Sell		CITI	13	10/2008	0	0	0
Buy		CSFB	3	10/2008	0	0	0
Buy		UBS	7	10/2008	0	(1)	(1)
Buy	GBP	BCLY	3	10/2008	0	0	0
Buy		CITI	25	10/2008	0	(2)	(2)
Buy		JPM	10	10/2008	0	(1)	(1)
Sell		UBS	45	11/2008	2	0	2
Buy	JPY	BCLY	1,196	10/2008	0	0	0
Sell		BCLY	1,196	10/2008	0	0	0
Buy		DUB	747	10/2008	0	0	0
Sell		BCLY	1,196	11/2008	0	0	0
Sell	MXN	BCLY	70	11/2008	0	0	0
Buy		DUB	19	11/2008	0	0	0
Buy		RBC	51	11/2008	0	0	0
Sell		DUB	19	05/2009	0	0	0
Buy	MYR	BCLY	11	11/2008	0	0	0
Sell		BCLY	26	11/2008	0	0	0
Buy		JPM	16	02/2009	0	0	0
Sell	PHP	BCLY	175	11/2008	0	0	0
Buy		JPM	100	11/2008	0	0	0
Buy		JPM	62	02/2009	0	0	0
Buy	PLN	HSBC	69	05/2009	0	(2)	(2)
Sell	RUB	BCLY	484	11/2008	1	0	1
Buy		DUB	124	11/2008	0	0	0
Buy		HSBC	85	11/2008	0	0	0
Sell		HSBC	25	11/2008	0	0	0
Buy		HSBC	303	05/2009	0	(1)	(1)
Buy	SGD	BCLY	11	11/2008	0	0	0
Buy		BOA	14	11/2008	0	(1)	(1)
Buy		CITI	1	11/2008	0	0	0
Buy		JPM	0	11/2008	0	0	0
Buy		UBS	14	11/2008	0	(1)	(1)

					$8	$(20)	$(12)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$11,141	$0	$11,141
Short Sales, at value	0	(2,807)	0	(2,807)
Other Financial Instruments++	(4)	(30)	(33)	(67)

Total	$(4)	$8,304	$(33)	$8,267

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(7)	0	0	0	(17)	(9)	(33)

Total	$(7)	$0	$0	$0	$(17)	$(9)	$(33)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.8%
Banking & Finance 20.2%
Allstate Life Global Funding II
3.461% due 05/21/2010	$300	$299
American Express Bank FSB
3.248% due 06/22/2009	10	10
American Express Centurion Bank
2.568% due 07/13/2010	300	275
American Honda Finance Corp.
3.954% due 06/20/2011	300	299
American International Group, Inc.
2.833% due 01/29/2010	200	130
Bank of America N.A.
3.404% due 05/12/2010	300	296
Bear Stearns Cos., LLC
2.901% due 02/23/2010	100	98
3.186% due 07/19/2010	200	196
Caterpillar Financial Services Corp.
4.226% due 06/24/2011	200	193
Citigroup Funding, Inc.
3.852% due 05/07/2010	200	189
Citigroup, Inc.
5.500% due 04/11/2013	100	87
General Electric Capital Corp.
3.712% due 05/22/2013	100	96
Goldman Sachs Group, Inc.
3.300% due 06/23/2009	200	190
John Deere Capital Corp.
3.567% due 06/10/2011	300	301
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	100	13
Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	200	193
6.050% due 08/15/2012	100	94
Metropolitan Life Global Funding I
2.847% due 05/17/2010	100	99
3.069% due 03/15/2012	300	292
Morgan Stanley
2.912% due 02/09/2009	100	87
National Australia Bank Ltd.
2.858% due 09/11/2009	100	100
National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	200	200
Pricoa Global Funding I
3.613% due 06/04/2010	200	199
Rabobank Nederland NV
2.811% due 01/15/2009	200	200
3.209% due 05/19/2010	100	100
SLM Corp.
2.960% due 07/26/2010	100	76
UBS AG
3.714% due 05/05/2010	200	199
Wachovia Bank N.A.
3.704% due 05/14/2010	300	246
Wells Fargo & Co.
3.188% due 03/22/2010	300	297

		5,054

Industrials 5.1%
GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	100	100
HJ Heinz Co.
6.428% due 12/01/2020	100	100
Home Depot, Inc.
2.944% due 12/16/2009	100	94
Honeywell International, Inc.
2.845% due 07/27/2009	100	99
New Albertson’s, Inc.
6.950% due 08/01/2009	100	99
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	100	100
Southern Co.
3.511% due 08/20/2010	200	200
Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	99
Walt Disney Co.
2.917% due 09/10/2009	100	100
Xerox Corp.
9.750% due 01/15/2009	100	102
XTO Energy, Inc.
4.625% due 06/15/2013	200	188

		1,281

Utilities 0.5%
Enel Finance International S.A.
5.700% due 01/15/2013	100	101
Midwest Generation LLC
8.300% due 07/02/2009	36	36

		137

Total Corporate Bonds & Notes (Cost $6,818)		6,472

U.S. GOVERNMENT AGENCIES 51.9%
Fannie Mae
3.267% due 12/25/2036	66	63
3.327% due 03/25/2034	26	25
3.357% due 08/25/2034	7	7
3.407% due 10/27/2037	100	92
3.557% due 05/25/2042	20	20
4.278% due 03/01/2044 - 07/01/2044	96	95
5.000% due 03/01/2037	481	469
5.500% due 11/01/2016 - 10/01/2038	9,054	9,076
6.000% due 06/01/2017 - 10/01/2037	2,039	2,068
7.003% due 10/01/2031	10	10
Freddie Mac
2.718% due 02/15/2019	321	313
2.838% due 06/15/2031	54	53
3.247% due 12/25/2036	116	112
4.278% due 10/25/2044 - 02/25/2045	454	426
4.478% due 07/25/2044	89	81
5.000% due 01/15/2018	40	40
5.500% due 08/15/2030	2	2
9.500% due 12/01/2019	4	4
Ginnie Mae
5.000% due 02/20/2032	19	19
6.000% due 03/15/2032	10	10

Total U.S. Government Agencies (Cost $13,004)		12,985

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
2.875% due 06/30/2010	200	203
5.000% due 02/15/2011	200	214

Total U.S. Treasury Obligations (Cost $413)		417

MORTGAGE-BACKED SECURITIES 6.6%
Banc of America Mortgage Securities, Inc.
6.094% due 07/20/2032	2	2
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	62	60
4.750% due 10/25/2035	136	133
4.837% due 01/25/2034	10	10
Bear Stearns Alt-A Trust
5.504% due 09/25/2035	51	41
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	4	4
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	42	40
Countrywide Alternative Loan Trust
3.338% due 05/20/2046	26	24
3.487% due 02/25/2037	141	92
Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	52	44
CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	12	11
5.014% due 06/25/2033	44	43
5.549% due 05/25/2032	2	2
First Republic Mortgage Loan Trust
2.788% due 08/15/2032	32	29
Greenpoint Mortgage Funding Trust
3.427% due 06/25/2045	67	53
GSR Mortgage Loan Trust
4.539% due 09/25/2035	67	57
Harborview Mortgage Loan Trust
3.250% due 05/19/2035	76	49
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	38	36
Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	25	24
JPMorgan Mortgage Trust
5.021% due 02/25/2035	190	165
Mellon Residential Funding Corp.
2.928% due 12/15/2030	19	17
Merrill Lynch Floating Trust
2.558% due 06/15/2022	84	76
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	32	26
MLCC Mortgage Investors, Inc.
4.207% due 10/25/2035	27	24
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	11	7
3.360% due 09/19/2032	9	8
3.427% due 05/25/2036	77	47
3.437% due 05/25/2045	93	62
Structured Asset Securities Corp.
3.257% due 05/25/2036	29	27
Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	81	76
3.317% due 11/25/2046	63	61
3.327% due 03/25/2046	100	99
3.337% due 06/25/2037	77	73
WaMu Mortgage Pass-Through Certificates
3.747% due 12/25/2027	30	26
3.855% due 02/25/2046	45	27
3.855% due 08/25/2046	63	36
4.055% due 11/25/2042	29	26
4.255% due 06/25/2042	6	5

Total Mortgage-Backed Securities (Cost $1,936)		1,642

ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp.
3.257% due 12/25/2036	49	46
Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	17	17
Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	40	38
3.287% due 10/25/2036	46	39
3.867% due 10/25/2032	3	3
Carrington Mortgage Loan Trust
3.307% due 06/25/2037	64	59
Chase Credit Card Master Trust
2.598% due 02/15/2011	100	100
Chase Issuance Trust
3.138% due 11/15/2011	100	99
4.319% due 09/15/2015	200	199
Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	89	86
3.367% due 02/25/2036	21	19
3.577% due 05/25/2032	1	1
3.687% due 12/25/2031	3	2
CS First Boston Mortgage Securities Corp.
3.577% due 08/25/2032	3	2
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 12/25/2036	29	29
Fremont Home Loan Trust
3.267% due 01/25/2037	56	52
GSAMP Trust
3.327% due 12/25/2035	1	1
Irwin Home Equity Corp.
3.747% due 07/25/2032	3	2
JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	48	46
Lehman XS Trust
3.277% due 05/25/2046	13	13
Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	33	32
3.387% due 08/25/2035	9	9
MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	43	42
Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	13	13
Nelnet Student Loan Trust
2.890% due 07/25/2016	2	2
New Century Home Equity Loan Trust
3.467% due 06/25/2035	21	16
Option One Mortgage Loan Trust
3.247% due 02/25/2037	22	22
Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	18	15
3.647% due 08/25/2033	12	10
3.707% due 12/25/2033	60	50
SLC Student Loan Trust
2.784% due 02/15/2015	56	56
SLM Student Loan Trust
4.173% due 04/25/2023	200	201
Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	30	29
Structured Asset Investment Loan Trust
3.257% due 07/25/2036	28	27
Structured Asset Securities Corp.
3.497% due 01/25/2033	4	4
Wells Fargo Home Equity Trust
3.447% due 10/25/2035	20	19

Total Asset-Backed Securities (Cost $1,458)		1,400

SHORT-TERM INSTRUMENTS 19.6%
Certificates of Deposit 2.4%
Bank of Ireland
2.831% due 01/15/2010	100	99
Barclays Bank PLC
2.912% due 08/10/2009	200	199
Nordea Bank Finland PLC
3.682% due 12/01/2008	100	100
Unicredito Italiano NY
3.088% due 05/15/2009	200	200

		598

Commercial Paper 6.8%
Federal Home Loan Bank
0.087% due 10/07/2008	500	500
2.270% due 10/01/2008	700	700
Freddie Mac
2.500% due 11/24/2008	500	498

		1,698

Repurchase Agreements 10.4%
Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	2,600	2,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $2,656. Repurchase proceeds are $2,600.)

Total Short-Term Instruments (Cost $4,898)		4,896

Purchased Options (d) 0.1% (Cost $29)		22
Total Investments 111.3% (Cost $28,556)		$27,834
Written Options (e) (0.1%) (Premiums $28)		(25)
Other Assets and Liabilities (Net) (11.2%)		(2,808)

Net Assets 100.0%		$25,001

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Cash of $170 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1	$4
90-Day Eurodollar December Futures	Long	12/2009	53	89
90-Day Eurodollar March Futures	Long	03/2009	1	2
90-Day Eurodollar September Futures	Long	09/2009	47	116
Euro-Schatz December Futures	Short	12/2008	9	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(82)

				$121

(c) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	$100	$(9)	$0	$(9)
Morgan Stanley 6.600% due 04/01/2012	0.850%	09/20/2012	JPM	10.551%	200	(47)	0	(47)

						$(56)	$0	$(56)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$100	$1	$0	$1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$1	$(1)	$2

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index	0.600%	12/20/2012	JPM	$500	$(21)	$(22)	$1
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	200	3	0	3

					$(18)	$(22)	$4

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	1,200	$8	$4	$4
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		$500	3	6	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		400	(15)	0	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		200	(8)	0	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(26)	(16)	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		200	(8)	(4)	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,800	(102)	11	(113)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	200	5	1	4
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC	EUR	600	(4)	3	(7)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		200	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		100	0	0	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	600	1	5	(4)

							$(146)	$10	$(156)

(d) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$100	$1	$1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	700	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	500	5	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	11	11

							$29	$22

(e) Written options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	200	6	4
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	200	5	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	300	9	10

							$28	$25

(f) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	5.500%	10/01/2038	$3,000	$2,952	$3,030
U.S. Treasury Notes	5.000%	02/15/2011	400	426	431

				$3,378	$3,461

(6)	Market value includes $3 of interest payable on short sales.

(g) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	250	10/2008	$17	$0	$17
Sell	BRL	HSBC	42	12/2008	3	0	3
Sell		RBC	133	12/2008	3	0	3
Buy		UBS	176	12/2008	0	(4)	(4)
Buy		RBC	133	06/2009	0	(3)	(3)
Buy	CLP	JPM	10,534	05/2009	0	(3)	(3)
Buy	CNY	BCLY	704	07/2009	0	(7)	(7)
Buy		DUB	1,796	07/2009	0	(16)	(16)
Buy		HSBC	906	07/2009	0	(10)	(10)
Buy	EUR	CITI	5	10/2008	0	0	0
Sell		UBS	5	10/2008	0	0	0
Sell	GBP	UBS	447	11/2008	16	0	16
Sell	JPY	BCLY	3,260	10/2008	0	0	0
Buy		DUB	3,080	10/2008	1	0	1
Sell		BCLY	3,260	11/2008	0	0	0
Sell	MXN	CITI	1,760	11/2008	5	0	5
Buy		RBC	1,760	11/2008	0	(6)	(6)
Buy		CITI	1,760	05/2009	0	(5)	(5)
Buy	NOK	MSC	347	12/2008	0	(3)	(3)
Buy	PLN	HSBC	443	05/2009	0	(14)	(14)
Sell		MSC	424	05/2009	16	0	16
Sell	RUB	BCLY	4,998	11/2008	16	0	16
Buy		DUB	7,775	11/2008	0	(11)	(11)
Buy		HSBC	2,021	05/2009	0	(6)	(6)
Buy	SGD	BCLY	101	11/2008	0	(3)	(3)
Buy		BOA	54	11/2008	0	(2)	(2)
Buy		UBS	54	11/2008	0	(2)	(2)
Buy	ZAR	JPM	213	12/2008	0	(1)	(1)

					$77	$(96)	$(19)

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$27,834	$0	$27,834
Short Sales, at value	0	(3,458)	0	(3,458)
Other Financial Instruments++	121	(253)	1	(131)

Total	$121	$24,123	$1	$24,245

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$162	$(48)	$0	$0	$(2)	$(112)	$0
Other Financial Instruments++	0	0	0	0	3	(2)	1

Total	$162	$(48)	$0	$0	$1	$(114)	$1

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 41.5%
Banking & Finance 25.7%
American Express Bank FSB
3.248% due 06/22/2009	$30	$30
American Honda Finance Corp.
2.852% due 02/09/2010	30	30
American International Group, Inc.
5.850% due 01/16/2018	20	10
Bank of America Corp.
5.750% due 12/01/2017	30	25
6.000% due 09/01/2017	10	9
8.000% due 12/29/2049	30	24
Barclays Bank PLC
6.050% due 12/04/2017	10	9
Bear Stearns Cos. LLC
2.927% due 05/18/2010	30	29
3.084% due 09/09/2009	30	30
Citigroup Capital XXI
8.300% due 12/21/2077	10	7
Citigroup, Inc.
2.957% due 05/18/2010	30	28
5.500% due 04/11/2013	20	17
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	50	49
Credit Suisse USA, Inc.
3.004% due 08/15/2010	30	29
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	19
General Electric Capital Corp.
5.875% due 01/14/2038	20	15
Goldman Sachs Group, Inc.
3.129% due 07/23/2009	30	28
HSBC Finance Corp.
3.052% due 05/10/2010	30	28
3.087% due 11/16/2009	20	20
JPMorgan Chase & Co.
2.842% due 05/07/2010	30	30
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	10	1
Merrill Lynch & Co., Inc.
4.610% due 05/20/2009	100	98
Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	29
Morgan Stanley
3.071% due 01/15/2010	50	37
SLM Corp.
2.940% due 07/27/2009	30	26
Wachovia Corp.
2.861% due 12/01/2009	30	26
7.980% due 02/28/2049	100	42
Wells Fargo & Co.
5.625% due 12/11/2017	30	28

		753

Industrials 10.0%
Amgen, Inc.
2.889% due 11/28/2008	15	15
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	30
Daimler Finance North America LLC
3.331% due 10/31/2008	38	38
Home Depot, Inc.
2.944% due 12/16/2009	20	19
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	30	27
Oracle Corp.
4.950% due 04/15/2013	30	30
Time Warner, Inc.
3.034% due 11/13/2009	100	96
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	18
Walt Disney Co.
2.917% due 09/10/2009	20	20

		293

Utilities 5.8%
AT&T, Inc.
2.894% due 02/05/2010	100	100
NiSource Finance Corp.
3.381% due 11/23/2009	30	29
Ohio Power Co.
2.971% due 04/05/2010	30	29
Verizon Communications, Inc.
2.838% due 04/03/2009	10	10

		168

Total Corporate Bonds & Notes (Cost $1,369)		1,214

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	22

Total Municipal Bonds & Notes (Cost $28)		22

U.S. GOVERNMENT AGENCIES 64.9%
Fannie Mae
4.500% due 06/25/2043	1	1
5.000% due 12/25/2016 - 10/01/2038	225	220
5.500% due 10/01/2038	500	498
6.000% due 12/01/2026 - 11/01/2037 (b)	951	964
Freddie Mac
2.638% due 08/15/2019 - 10/15/2020	108	106
2.718% due 02/15/2019	24	23
4.250% due 09/15/2024	10	10
6.000% due 08/01/2027 - 09/01/2027 (b)	72	73

Total U.S. Government Agencies (Cost $1,902)		1,895

MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	30	26
Banc of America Funding Corp.
5.878% due 03/20/2036	15	13
Bear Stearns Structured Products, Inc.
5.772% due 12/26/2046	26	21
Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	15	13
Countrywide Alternative Loan Trust
3.407% due 06/25/2037	25	15
Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	14	12
4.797% due 11/25/2034	11	9
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 03/25/2037	12	11
GS Mortgage Securities Corp. II
2.577% due 03/06/2020	9	9
Harborview Mortgage Loan Trust
5.145% due 07/19/2035	17	15
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	25
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	3	3
Morgan Stanley Capital I
6.077% due 06/11/2049	30	26

Total Mortgage-Backed Securities (Cost $225)		198

ASSET-BACKED SECURITIES 9.6%
Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	17	17
BNC Mortgage Loan Trust
3.307% due 05/25/2037	21	19
Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	18	17
3.317% due 03/25/2037	19	18
Countrywide Asset-Backed Certificates
3.287% due 10/25/2037	18	17
3.317% due 10/25/2046	9	8
3.387% due 09/25/2036	21	19
First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 10/25/2036	12	12
3.257% due 11/25/2036	15	14
Fremont Home Loan Trust
3.307% due 05/25/2036	11	11
MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	7	7
3.287% due 05/25/2037	17	16
Morgan Stanley ABS Capital I
3.247% due 01/25/2037	16	15
3.257% due 10/25/2036	10	9
Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	19	18
Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	16	15
Soundview Home Equity Loan Trust
3.287% due 06/25/2037	20	19
Structured Asset Securities Corp.
3.307% due 01/25/2037	17	16
Wells Fargo Home Equity Trust
3.307% due 03/25/2037	13	13

Total Asset-Backed Securities (Cost $296)		280

	Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011	200	2

Total Convertible Preferred Stocks (Cost $15)		2

Purchased Options (e) 0.0% (Cost $1)		$0
Total Investments 123.6% (Cost $3,836)		$3,611
Other Assets and Liabilities (Net) (23.6%)		(689)

Net Assets 100.0%		$2,922

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,426 at a weighted average interest rate of 2.807%. On September 30, 2008, securities valued at $1,032 were pledged as collateral for reverse repurchase agreements.

(c) Cash of $482 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	6	$(5)
90-Day Eurodollar December Futures	Long	12/2009	1	1
90-Day Eurodollar June Futures	Long	06/2009	2	2
90-Day Eurodollar March Futures	Long	03/2009	3	1
90-Day Eurodollar September Futures	Long	09/2009	2	2
E-mini Russell 2000 Index December Futures	Long	12/2008	43	(166)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	2

				$(161)

(d) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	$30	$0	$0	$0
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	30	(1)	0	(1)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.880%	03/20/2013	RBS	1.386%	100	(2)	0	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	30	(2)	0	(2)

						$(5)	$0	$(5)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$200	$1	$(1)	$2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$1	$(2)	$3

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	100	$0	$0	$0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$200	2	0	2
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	1	0	1
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	30	(1)	0	(1)

							$2	$0	$2

(e) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 30-Year Bond December Futures	$92.000	11/21/2008	1	$0	$0
Put - NYBEX Mini Russell 2000 Index December Futures	250.000	12/19/2008	44	1	0

				$1	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2038	$72.000	12/04/2008	$200	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	500	0	0

				$0	$0

(f) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	1	04/2009	$0	$0	$0
Buy		HSBC	1	04/2009	0	0	0
Buy	AUD	MSC	2	10/2008	0	0	0
Sell		MSC	4	10/2008	0	0	0
Buy		UBS	2	10/2008	0	0	0
Sell	BRL	BNP	2	12/2008	0	0	0
Buy		HSBC	77	12/2008	0	(5)	(5)
Sell		HSBC	2	12/2008	0	0	0
Sell		MSC	12	12/2008	0	0	0
Sell		RBC	66	12/2008	2	0	2
Buy		UBS	14	12/2008	0	0	0
Sell		UBS	8	12/2008	0	0	0
Buy		RBC	66	06/2009	0	(2)	(2)
Buy	CNY	DUB	27	11/2008	0	0	0
Buy		JPM	20	11/2008	0	0	0
Buy		BCLY	78	07/2009	0	(1)	(1)
Buy		DUB	51	07/2009	0	(1)	(1)
Buy		HSBC	13	07/2009	0	0	0
Buy		JPM	20	07/2009	0	0	0
Buy	EUR	CITI	7	10/2008	0	0	0
Sell		CITI	8	10/2008	0	0	0
Buy		DUB	2	10/2008	0	0	0
Buy		GSC	7	10/2008	0	(1)	(1)
Buy		UBS	4	10/2008	0	0	0
Sell		UBS	20	10/2008	1	0	1
Buy	GBP	BOA	1	10/2008	0	0	0
Buy		UBS	9	10/2008	0	(1)	(1)
Sell		UBS	34	11/2008	1	0	1
Buy	INR	DUB	48	11/2008	0	0	0
Buy		HSBC	81	11/2008	0	0	0
Buy		JPM	122	11/2008	0	(1)	(1)
Sell		JPM	230	11/2008	1	0	1
Buy	KWD	HSBC	0	04/2009	0	0	0
Buy	MYR	BCLY	7	11/2008	0	0	0
Buy		JPM	13	11/2008	0	0	0
Buy		JPM	10	02/2009	0	0	0
Buy	PHP	JPM	200	11/2008	0	0	0
Buy		JPM	349	02/2009	0	0	0
Sell	RUB	BCLY	114	11/2008	0	0	0
Buy		HSBC	266	11/2008	0	(1)	(1)
Sell		HSBC	152	11/2008	1	0	1
Buy		JPM	152	05/2009	0	(1)	(1)
Sell		UBS	152	05/2009	0	0	0
Buy	SAR	HSBC	1	04/2009	0	0	0
Buy		JPM	1	04/2009	0	0	0
Buy	SGD	BCLY	12	11/2008	0	0	0
Sell		BCLY	1	11/2008	0	0	0
Buy		CITI	4	11/2008	0	0	0
Buy		JPM	5	11/2008	0	0	0
Sell		JPM	1	11/2008	0	0	0
Sell		MSC	1	11/2008	0	0	0
Sell		UBS	1	11/2008	0	0	0
Sell	ZAR	HSBC	3	12/2008	0	0	0
Buy		UBS	3	12/2008	0	0	0

					$6	$(14)	$(8)

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$2	$3,609	$0	$3,611
Other Financial Instruments++	(161)	(7)	(1)	(169)

Total	$(159)	$3,602	$(1)	$3,442

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	0	0	0	0	(1)	0	(1)

Total	$0	$0	$0	$0	$(1)	$0	$(1)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes.

Small Cap StocksPLUS® TR Portfolio

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	$99	$70

Total Bank Loan Obligations (Cost $99)		70

CORPORATE BONDS & NOTES 45.5%
Banking & Finance 32.5%
American Express Bank FSB
3.248% due 10/20/2009	200	196
American Express Centurion Bank
2.648% due 11/16/2009	300	284
American Express Credit Corp.
2.547% due 11/09/2009	200	189
American Honda Finance Corp.
2.852% due 02/09/2010	900	895
American International Group, Inc.
2.538% due 06/16/2009	800	480
Bank of America Corp.
8.000% due 12/29/2049	1,400	1,110
Bank of Ireland
3.072% due 12/19/2008	900	899
Bear Stearns Cos. LLC
2.931% due 10/22/2010	200	195
3.014% due 08/15/2011	100	97
3.061% due 07/16/2009	900	894
3.250% due 03/25/2009	200	197
Capital One Financial Corp.
3.097% due 09/10/2009	100	93
CIT Group, Inc.
5.000% due 11/24/2008	300	291
Citigroup Funding, Inc.
2.991% due 03/02/2009	900	887
3.476% due 06/26/2009	100	98
Countrywide Financial Corp.
2.931% due 01/05/2009	200	197
3.242% due 05/07/2012	100	89
Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	1,233	31
General Electric Capital Corp.
2.825% due 10/26/2009	100	99
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	900	833
3.812% due 03/30/2009	200	193
HSBC Finance Corp.
3.087% due 11/16/2009	600	590
ICICI Bank Ltd.
3.328% due 01/12/2010	300	291
International Lease Finance Corp.
4.950% due 02/01/2011	600	444
Keycorp
3.529% due 05/26/2009	1,100	1,077
Lehman Brothers Holdings, Inc.
2.889% due 01/23/2009 (a)	300	39
2.907% due 11/16/2009 (a)	500	65
3.005% due 07/18/2011 (a)	100	13
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	200	200
2.893% due 12/04/2009	200	190
3.234% due 12/22/2008	500	484
5.054% due 05/12/2010	100	96
Morgan Stanley
2.881% due 01/15/2010	800	617
4.904% due 05/14/2010	200	146
Osiris Capital PLC
5.641% due 01/15/2010	500	496
SLM Corp.
2.880% due 01/26/2009	200	194
2.940% due 07/27/2009	400	352
2.959% due 12/15/2008	200	198
3.019% due 03/15/2011	100	65
Sun Life Financial Global Funding LP
2.951% due 07/06/2011	600	580
Wachovia Corp.
2.921% due 10/15/2011	900	621
7.980% due 02/28/2049	100	42
Wachovia Mortgage FSB
2.842% due 05/08/2009	850	846
Wells Fargo & Co.
3.552% due 05/01/2033	500	502

		16,395

Industrials 8.1%
Anadarko Petroleum Corp.
3.219% due 09/15/2009	200	198
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101
Daimler Finance North America LLC
3.169% due 03/13/2009	100	100
General Electric Co.
2.854% due 12/09/2008	200	199
General Mills, Inc.
2.921% due 01/22/2010	100	99
Home Depot, Inc.
2.944% due 12/16/2009	100	94
Hospira, Inc.
4.242% due 03/30/2010	200	194
New Albertson’s, Inc.
6.950% due 08/01/2009	300	297
Pemex Project Funding Master Trust
3.411% due 12/03/2012	700	663
Reynolds American, Inc.
3.519% due 06/15/2011	100	95
Rockies Express Pipeline LLC
5.100% due 08/20/2009	200	200
Time Warner, Inc.
3.034% due 11/13/2009	900	864
UnitedHealth Group, Inc.
4.102% due 02/07/2011	500	490
Weyerhaeuser Co.
4.198% due 09/24/2009	200	198
Xerox Corp.
9.750% due 01/15/2009	300	305

		4,097

Utilities 4.9%
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	500	508
AT&T, Inc.
2.894% due 02/05/2010	100	100
3.014% due 11/14/2008	100	100
Pepco Holdings, Inc.
3.435% due 06/01/2010	1,100	1,085
Qwest Corp.
6.069% due 06/15/2013	700	598
Telecom Italia Capital S.A.
3.281% due 02/01/2011	100	94

		2,485

Total Corporate Bonds & Notes (Cost $26,786)		22,977

U.S. GOVERNMENT AGENCIES 27.6%
Fannie Mae
5.000% due 06/01/2018 - 11/01/2038	3,014	2,933
5.000% due 06/01/2023 (d)	300	298
5.500% due 12/01/2037 (d)	990	989
5.500% due 10/01/2038	1,000	996
6.000% due 04/01/2016 - 11/01/2033 (d)	128	131
6.000% due 11/01/2016 - 10/01/2038	1,028	1,041
6.250% due 02/01/2011	900	942
8.000% due 05/01/2030 - 09/01/2031	29	31
Freddie Mac
2.638% due 07/15/2019	230	225
2.638% due 08/15/2019 - 10/15/2020 (d)	2,311	2,259
2.718% due 02/15/2019 (d)	883	861
5.500% due 08/15/2030 - 10/01/2038	1,003	997
6.000% due 07/01/2016	16	16
6.000% due 05/01/2031 - 07/01/2038 (d)	1,571	1,596
6.500% due 10/25/2043 (d)	379	385
Ginnie Mae
5.125% due 11/20/2029	83	84
5.375% due 02/20/2027	102	103
8.000% due 04/15/2027 - 12/15/2029	53	58
8.500% due 04/20/2030	2	2

Total U.S. Government Agencies (Cost $14,009)		13,947

U.S. TREASURY OBLIGATIONS 0.8%
Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	105	91
U.S. Treasury Notes
3.250% due 12/31/2009	300	305

Total U.S. Treasury Obligations (Cost $404)		396

MORTGAGE-BACKED SECURITIES 8.1%
Banc of America Funding Corp.
4.135% due 05/25/2035	388	331
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	110	111
Bear Stearns Adjustable Rate Mortgage Trust
4.486% due 05/25/2033	146	139
6.752% due 02/25/2033	47	46
Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	193	174
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	3	3
Countrywide Alternative Loan Trust
3.387% due 05/25/2047	162	99
3.855% due 02/25/2036	271	162
6.000% due 10/25/2033	219	205
CS First Boston Mortgage Securities Corp.
5.549% due 05/25/2032	69	67
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	143	134
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
Harborview Mortgage Loan Trust
3.120% due 01/19/2038	144	133
3.220% due 01/19/2038	306	185
Impac CMB Trust
3.967% due 10/25/2033	14	12
Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	96	90
Merrill Lynch Floating Trust
2.558% due 06/15/2022	757	689
Morgan Stanley Capital I
2.548% due 10/15/2020	36	32
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	141	133
Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	89	77
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	108	90
3.337% due 03/25/2037	237	149
3.487% due 02/25/2036	133	86
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	127	121
3.337% due 06/25/2037	163	156
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	137	125
WaMu Mortgage Pass-Through Certificates
4.198% due 12/25/2046	719	439

Total Mortgage-Backed Securities (Cost $5,091)		4,096

ASSET-BACKED SECURITIES 11.9%
Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	215	201
Chase Issuance Trust
2.938% due 01/15/2012	500	493
4.319% due 09/15/2015	500	499
Citigroup Mortgage Loan Trust, Inc.
3.267% due 01/25/2037	131	129
3.317% due 08/25/2036	529	512
Countrywide Asset-Backed Certificates
3.257% due 07/25/2037	532	504
Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	291	279
First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	198	186
3.257% due 11/25/2036	147	138
Ford Credit Auto Owner Trust
4.360% due 06/15/2010	318	318
HSBC Asset Loan Obligation
3.267% due 12/25/2036	507	467
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	49	46
Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	231	224
3.487% due 10/25/2034	5	4
Morgan Stanley ABS Capital I
3.247% due 10/25/2036	35	34
Option One Mortgage Loan Trust
3.257% due 01/25/2037	72	69
Residential Asset Securities Corp.
3.277% due 11/25/2036	84	82
Sears Credit Account Master Trust
2.708% due 04/16/2013	800	792
Securitized Asset-Backed Receivables LLC Trust
3.267% due 12/25/2036	116	108
SLM Student Loan Trust
2.800% due 07/25/2018	109	109
3.480% due 07/25/2013	593	592
Soundview Home Equity Loan Trust
3.287% due 01/25/2037	120	117
Structured Asset Securities Corp.
3.257% due 10/25/2036	111	106

Total Asset-Backed Securities (Cost $6,188)		6,009

SOVEREIGN ISSUES 4.7%
Export-Import Bank of Korea
3.047% due 11/16/2010	1,900	1,867
Korea Development Bank
3.092% due 11/22/2012	500	486

Total Sovereign Issues (Cost $2,400)		2,353

	Shares
CONVERTIBLE PREFERRED STOCKS 0.8%
Wachovia Corp.
7.500% due 12/31/2049	1,300	393

Total Convertible Preferred Stocks (Cost $1,300)		393

PREFERRED STOCKS 3.5%
DG Funding Trust
5.051% due 12/31/2049	173	1,765

Total Preferred Stocks (Cost $1,823)		1,765

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.0%
Certificates of Deposit 0.1%
Calyon Financial, Inc.
3.804% due 06/29/2010	$30	30

Commercial Paper 4.7%
Federal Home Loan Bank
0.087% due 10/07/2008	1,000	1,000
2.270% due 10/01/2008	1,400	1,400

		2,400

Repurchase Agreements 2.2%
State Street Bank and Trust Co.
1.000% due 10/01/2008	1,093	1,093
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $1,119. Repurchase proceeds are $1,093.)

U.S. Treasury Bills 1.0%
1.014% due 10/16/2008 (c)	500	500

Total Short-Term Instruments (Cost $4,023)		4,023

Purchased Options (g) 0.5% (Cost $211)		236
Total Investments 111.5% (Cost $62,334)		$56,265
Written Options (h) (0.1%) (Premiums $75)		(66)
Other Assets and Liabilities (Net) (11.4%)		(5,724)

Net Assets 100.0%		$50,475

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(d) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $5,771 at a weighted average interest rate of 2.674%. On September 30, 2008, securities valued at $6,251 were pledged as collateral for reverse repurchase agreements.

(e) Cash of $4,069 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	5	$4
90-Day Euribor March Futures	Long	03/2009	4	12
90-Day Eurodollar December Futures	Long	12/2008	160	202
90-Day Eurodollar December Futures	Long	12/2009	9	(1)
90-Day Eurodollar June Futures	Long	06/2009	21	9
90-Day Eurodollar March Futures	Long	03/2009	100	203
90-Day Eurodollar March Futures	Long	03/2010	5	0
90-Day Eurodollar September Futures	Long	09/2009	56	162
E-mini S&P 500 Index December Futures	Short	12/2008	50	118
S&P 500 Index December Futures	Long	12/2008	154	(3,449)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	30	(20)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	5	15
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	30
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	35	21

				$(2,693)

(f) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	$300	$(19)	$0	$(19)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	100	(36)	0	(36)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	100	(36)	0	(36)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	100	(2)	0	(2)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	100	(2)	0	(2)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	100	(2)	0	(2)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	500	(1)	0	(1)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	100	(2)	0	(2)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	700	(8)	0	(8)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	100	(3)	0	(3)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	100	(30)	0	(30)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	DUB	4.727%	100	1	0	1
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	100	(3)	0	(3)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	100	(3)	0	(3)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	100	(3)	0	(3)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	300	(10)	0	(10)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	100	(3)	0	(3)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	100	(4)	0	(4)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	100	(2)	0	(2)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	100	(3)	0	(3)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	100	(2)	0	(2)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	100	(8)	0	(8)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	300	(20)	0	(20)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	100	(3)	0	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	100	(2)	0	(2)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	500	(265)	0	(265)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	300	(158)	0	(158)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	300	(159)	0	(159)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	200	(100)	0	(100)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	100	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	500	0	0	0
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	100	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	200	(20)	0	(20)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	300	(25)	0	(25)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	100	(85)	0	(85)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	100	(37)	0	(37)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	100	(44)	0	(44)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	100	(32)	0	(32)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	100	(30)	0	(30)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	100	(8)	0	(8)
Mexico Government International Bond 7.500% due 04/08/2033	0.390%	01/20/2012	BCLY	1.181%	1,000	(24)	0	(24)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	100	(2)	0	(2)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	100	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	100	(9)	0	(9)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	100	(9)	0	(9)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	300	(25)	0	(25)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	400	(28)	0	(28)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	100	(9)	0	(9)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	100	(7)	0	(7)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	500	(4)	0	(4)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	100	(4)	0	(4)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	100	(6)	0	(6)
SLM Corp. 5.125% due 08/27/2012	5.025%	03/20/2013	BOA	17.182%	200	(55)	0	(55)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	100	(4)	0	(4)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	100	(32)	0	(32)
SLM Corp. 5.125% due 08/27/2012	4.930%	03/20/2013	JPM	17.182%	100	(28)	0	(28)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	100	(18)	0	(18)

						$(1,441)	$0	$(1,441)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$100	$10	$7	$3
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,900	10	(11)	21
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	700	4	(7)	11

					$24	$(11)	$35

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	400	5	0	5
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	100	0	0	0
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	700	(4)	(10)	6

					$(39)	$(10)	$(29)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	400	$(7)	$0	$(7)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		300	(5)	0	(5)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	0	0	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$9,900	106	67	39
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		5,100	55	49	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		6,400	69	38	31
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		700	(25)	1	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(49)	30	(79)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		3,200	(143)	44	(187)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(5)	2	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(4)	(6)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,300	(58)	(17)	(41)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	300	0	3	(3)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,800	(28)	(34)	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		200	30	36	(6)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	59	109	(50)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	1,000	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		100	(4)	0	(4)

							$(24)	$322	$(346)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	5,275	1-Month USD-LIBOR less 0.100%	$10,000	03/31/2009	GSC	$(14)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	39	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	107	2	2
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	273	8	3

				$11	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$800	$9	$6
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	2,500	22	10
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	20

							$69	$44

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$2,000	$47	$83
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	2,000	48	55
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	1,000	14	20
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	1,000	20	26
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.859	12/12/2008	11,700	1	2
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.820	10/31/2008	500	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.875	10/17/2008	300	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	300	0	0
Put -OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	6,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	3,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	1,000	0	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	1,000	0	0

				$131	$186

(h) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	5	$3	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	5	3	6

				$6	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	900	22	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	10
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	21

							$69	$57

(i) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(7)
Fannie Mae	5.500%	12/01/2099	$1,000	$974	$987
U.S. Treasury Notes	2.125%	04/30/2010	11,700	11,709	11,880
U.S. Treasury Notes	2.375%	08/31/2010	800	806	809
U.S. Treasury Notes	3.125%	11/30/2009	500	505	513
U.S. Treasury Notes	3.250%	12/31/2009	600	610	615

				$14,604	$14,804

(7)	Market value includes $127 of interest payable on short sales.

(j) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	31	04/2009	$0	$0	$0
Buy		HSBC	31	04/2009	0	0	0
Buy	AUD	MSC	34	10/2008	0	(1)	(1)
Sell		MSC	34	10/2008	0	0	0
Buy		UBS	32	10/2008	0	(2)	(2)
Sell	BRL	BNP	23	12/2008	0	0	0
Buy		HSBC	1,693	12/2008	0	(116)	(116)
Sell		HSBC	378	12/2008	10	0	10
Sell		JPM	4	12/2008	0	0	0
Sell		MSC	1,369	12/2008	62	0	62
Sell		RBC	876	12/2008	20	0	20
Buy		UBS	1,502	12/2008	0	(33)	(33)
Sell		UBS	545	12/2008	32	0	32
Buy		RBC	876	06/2009	0	(21)	(21)
Buy	CNY	BCLY	109	11/2008	0	0	0
Buy		BOA	81	11/2008	0	0	0
Buy		DUB	387	11/2008	0	(1)	(1)
Buy		HSBC	88	11/2008	0	0	0
Buy		JPM	394	11/2008	0	(1)	(1)
Buy		UBS	75	11/2008	0	0	0
Buy		BCLY	472	07/2009	0	(5)	(5)
Buy		DUB	1,556	07/2009	0	(16)	(16)
Buy		HSBC	502	07/2009	0	(5)	(5)
Buy		JPM	416	07/2009	0	(5)	(5)
Buy	EUR	BCLY	84	10/2008	0	(6)	(6)
Buy		BOA	16	10/2008	0	(1)	(1)
Sell		CITI	207	10/2008	0	(1)	(1)
Buy		HSBC	24	10/2008	0	(2)	(2)
Buy		JPM	6	10/2008	0	0	0
Buy		MSC	8	10/2008	0	(1)	(1)
Sell		UBS	727	10/2008	41	0	41
Buy	GBP	UBS	287	10/2008	0	(22)	(22)
Sell		UBS	1,116	11/2008	38	0	38
Buy	IDR	DUB	617,400	10/2008	0	0	0
Buy	INR	DUB	1,031	11/2008	0	(3)	(3)
Buy		HSBC	2,636	11/2008	0	(9)	(9)
Buy		JPM	2,994	11/2008	0	(11)	(11)
Sell		JPM	1,191	11/2008	1	0	1
Buy	KWD	HSBC	5	04/2009	0	(1)	(1)
Buy	MYR	BCLY	426	11/2008	0	(8)	(8)
Buy		BOA	58	11/2008	0	(1)	(1)
Buy		DUB	58	11/2008	0	(1)	(1)
Buy		HSBC	58	11/2008	0	(1)	(1)
Buy		JPM	52	11/2008	0	(1)	(1)
Buy		JPM	460	02/2009	0	(9)	(9)
Buy	PHP	HSBC	4,000	11/2008	0	(6)	(6)
Buy		JPM	3,600	11/2008	0	(4)	(4)
Buy		BCLY	900	02/2009	0	(1)	(1)
Buy		DUB	500	02/2009	0	(1)	(1)
Buy		HSBC	970	02/2009	0	(1)	(1)
Buy		JPM	1,995	02/2009	0	(1)	(1)
Buy		MSC	1,200	02/2009	0	(1)	(1)
Sell	RUB	BCLY	756	11/2008	1	0	1
Buy		HSBC	4,353	11/2008	0	(7)	(7)
Sell		HSBC	3,597	11/2008	13	0	13
Buy		JPM	3,597	05/2009	0	(13)	(13)
Sell		UBS	3,597	05/2009	11	0	11
Buy	SAR	HSBC	31	04/2009	0	0	0
Buy		JPM	31	04/2009	0	0	0
Buy	SGD	BCLY	307	11/2008	0	(10)	(10)
Sell		BCLY	53	11/2008	0	0	0
Buy		BOA	149	11/2008	0	(6)	(6)
Buy		CITI	354	11/2008	0	(5)	(5)
Buy		JPM	363	11/2008	0	(5)	(5)
Sell		JPM	53	11/2008	0	0	0
Sell		MSC	53	11/2008	0	0	0
Buy		UBS	149	11/2008	0	(6)	(6)
Sell		UBS	53	11/2008	0	0	0
Sell	ZAR	HSBC	85	12/2008	1	0	1
Buy		UBS	85	12/2008	0	0	0

					$230	$(351)	$(121)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$3	$56,068	$194	$56,265
Short Sales, at value	0	(14,677)	0	(14,677)
Other Financial Instruments++	(2,693)	(1,971)	(26)	(4,690)

Total	$(2,690)	$39,420	$168	$36,898

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$389	$0	$9	$0	$(6)	$(198)	$194
Other Financial Instruments++	2	0	0	0	(14)	(14)	(26)

Total	$391	$0	$9	$0	$(20)	$(212)	$168

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

StockPLUS® Growth and Income Portfolio

Schedule of Investments

StocksPLUS® Total Return Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 35.9%
Banking & Finance 27.2%
American International Group, Inc.
2.895% due 10/18/2011	$60	$36
5.850% due 01/16/2018	30	15
Bank of America Corp.
6.000% due 09/01/2017	10	9
8.000% due 12/29/2049	40	32
Bank of America N.A.
2.819% due 06/12/2009	40	40
Bank of Ireland
2.926% due 12/18/2009	20	20
Bank of Scotland PLC
2.875% due 12/08/2010	100	90
Barclays Bank PLC
6.050% due 12/04/2017	10	9
Bear Stearns Cos. LLC
2.999% due 11/28/2011	60	58
BNP Paribas
5.186% due 06/29/2049	30	23
Citigroup, Inc.
2.957% due 05/18/2010	50	46
5.500% due 04/11/2013	40	35
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	40	25
General Electric Capital Corp.
2.851% due 10/06/2010	20	20
2.886% due 10/21/2010	20	20
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	10	9
3.300% due 06/23/2009	30	28
5.625% due 01/15/2017	20	14
HSBC Finance Corp.
3.052% due 05/10/2010	40	37
JPMorgan Chase & Co.
6.625% due 03/15/2012	50	49
Lehman Brothers Holdings, Inc.
2.881% due 10/22/2008 (a)	30	4
2.951% due 05/25/2010 (a)	50	6
6.200% due 09/26/2014 (a)	10	1
Merrill Lynch & Co., Inc.
4.610% due 05/20/2009	100	98
Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	29
RBS Capital Trust III
5.512% due 09/29/2049	60	48
UBS AG
3.714% due 05/05/2010	100	100
Wachovia Corp.
7.980% due 02/28/2049	100	42

		943

Industrials 7.1%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	20	19
Amgen, Inc.
2.889% due 11/28/2008	20	20
Anadarko Petroleum Corp.
3.219% due 09/15/2009	30	30
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	10	10
EchoStar DBS Corp.
5.750% due 10/01/2008	20	20
Home Depot, Inc.
2.944% due 12/16/2009	20	19
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	40	36
Reynolds American, Inc.
3.519% due 06/15/2011	40	38
Time Warner, Inc.
5.875% due 11/15/2016	10	9
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	18
WEA Finance LLC
5.700% due 10/01/2016	30	26

		245

Utilities 1.6%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	8
NiSource Finance Corp.
3.381% due 11/23/2009	50	49

		57

Total Corporate Bonds & Notes (Cost $1,509)		1,245

MUNICIPAL BONDS & NOTES 1.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	50	44

Total Municipal Bonds & Notes (Cost $50)		44

U.S. GOVERNMENT AGENCIES 67.8%
Fannie Mae
4.229% due 06/01/2035 (c)	13	13
4.422% due 09/01/2035	9	9
4.672% due 12/01/2033	6	6
4.696% due 12/01/2033	2	2
4.818% due 10/01/2035	6	6
4.832% due 06/01/2035 (c)	14	14
4.927% due 09/01/2035	8	8
4.980% due 06/01/2035 (c)	13	13
5.500% due 08/01/2035 - 05/01/2037 (c)	1,521	1,519
6.000% due 12/01/2026 (c)	37	38
6.000% due 10/01/2038	300	304
Freddie Mac
2.638% due 08/15/2019 - 10/15/2020	124	121
2.718% due 02/15/2019	80	78
4.278% due 02/25/2045	3	3
4.706% due 08/01/2035 (c)	13	13
4.839% due 11/01/2034 (c)	11	11
4.943% due 09/01/2035	7	7
5.278% due 09/01/2035	3	3
5.500% due 04/01/2038 (c)	186	185

Total U.S. Government Agencies		2,353
(Cost $2,331)

U.S. TREASURY OBLIGATIONS 2.4%
Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	42	36
2.375% due 01/15/2025	47	45

Total U.S. Treasury Obligations		81
(Cost $88)

MORTGAGE-BACKED SECURITIES 12.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	9	6
Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	40	34
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	3	3
Bear Stearns Adjustable Rate Mortgage Trust
4.666% due 07/25/2034	5	4
Countrywide Alternative Loan Trust
3.387% due 05/25/2047	24	15
Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	18	16
4.797% due 11/25/2034	14	13
Harborview Mortgage Loan Trust
3.936% due 06/19/2034	100	83
5.145% due 07/19/2035	22	19
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	12	11
Indymac Index Mortgage Loan Trust
5.226% due 01/25/2036	5	4
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	40	33
JPMorgan Mortgage Trust
5.021% due 02/25/2035	25	22
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	50	50
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	15	15
TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	14	13
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	19	18
WaMu Mortgage Pass-Through Certificates
3.855% due 02/25/2046	18	11
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	7	7
4.992% due 10/25/2035	53	50

Total Mortgage-Backed Securities		427
(Cost $482)

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp.
3.257% due 12/25/2036	17	16
BA Credit Card Trust
2.688% due 01/15/2013	100	98
3.688% due 12/16/2013	40	39
Bear Stearns Asset-Backed Securities Trust
3.287% due 10/25/2036	14	13
Chase Credit Card Master Trust
2.598% due 02/15/2011	10	10
Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037	22	21
Countrywide Asset-Backed Certificates
3.277% due 06/25/2037	20	19
3.317% due 10/25/2046	12	11
Daimler Chrysler Auto Trust
3.967% due 09/10/2012	40	39
First NLC Trust
3.277% due 08/25/2037	14	14
Ford Credit Auto Owner Trust
3.688% due 12/15/2010	40	40
Lehman XS Trust
3.277% due 05/25/2046	4	4
Morgan Stanley ABS Capital I
3.257% due 10/25/2036	10	10
Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	25	24
Residential Asset Securities Corp.
3.277% due 11/25/2036	8	8
SLM Student Loan Trust
2.840% due 04/25/2017	99	98
Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	10	9

Total Asset-Backed Securities		473
(Cost $483)

SHORT-TERM INSTRUMENTS 0.3%
Certificates of Deposit 0.3%
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009	10	10

Total Short-Term Instruments		10
(Cost $10)

Purchased Options (f) 0.0%		1
(Cost $0)
Total Investments 133.6%		$4,634
(Cost $4,953)
Other Assets and Liabilities (Net) (33.6%)		(1,166)

Net Assets 100.0%		$3,468

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,900 at a weighted average interest rate of 2.532%. On September 30, 2008, securities valued at $1,802 were pledged as collateral for reverse repurchase agreements.

(d) Cash of $405 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$1
90-Day Eurodollar December Futures	Long	12/2008	1	(1)
90-Day Eurodollar December Futures	Long	12/2009	6	4
90-Day Eurodollar June Futures	Long	06/2009	6	(2)
90-Day Eurodollar March Futures	Long	03/2009	1	1
90-Day Eurodollar March Futures	Long	03/2010	4	4
90-Day Eurodollar September Futures	Long	09/2009	9	14
E-mini S&P 500 Index December Futures	Long	12/2008	15	(87)
S&P 500 Index December Futures	Long	12/2008	9	(247)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1	3
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	2

				$(308)

(e) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	$40	$0	$0	$0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	40	0	0	0
Chrysler Financial 9.360% due 08/03/2012	5.150%	09/20/2012	DUB	20.000%	100	(20)	0	(20)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	40	(1)	0	(1)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.880%	03/20/2013	RBS	1.386%	200	(4)	0	(4)

						$(25)	$0	$(25)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$400	$3	$(2)	$5

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	$100	$1	$0	$1

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Upfront Premiums	Unrealized
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Paid/ (Received)	Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	100	$1	$0	$0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$100	1	0	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		200	(9)	5	(14)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	0	0	1
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	40	(2)	0	(2)

							$(9)	$5	$(14)

(f) Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index December Futures	$950.000	12/18/2008	14	$0	$1

				$0	$1

Options on Securities

	Strike	Expiration	Notional
Description	Price	Date	Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 12/01/2038	$81.000	12/04/2008	$300	$0	$0

(g) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Notes	2.125%	01/31/2010	$100	$100	$100

(h) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	2	04/2009	$0	$0	$0
Buy		HSBC	2	04/2009	0	0	0
Buy	AUD	MSC	3	10/2008	0	0	0
Sell		MSC	6	10/2008	0	0	0
Buy		UBS	2	10/2008	0	0	0
Buy	BRL	HSBC	70	12/2008	0	(5)	(5)
Sell		MSC	119	12/2008	3	0	3
Sell		RBC	32	12/2008	1	0	1
Buy		UBS	85	12/2008	0	(2)	(2)
Sell		UBS	5	12/2008	0	0	0
Buy		RBC	32	06/2009	0	(1)	(1)
Buy	CNY	DUB	41	11/2008	0	0	0
Buy		JPM	34	11/2008	0	0	0
Buy		BCLY	81	07/2009	0	(1)	(1)
Buy		DUB	62	07/2009	0	(1)	(1)
Buy		HSBC	16	07/2009	0	0	0
Buy		JPM	21	07/2009	0	0	0
Sell	EUR	CITI	11	10/2008	0	0	0
Buy		DUB	2	10/2008	0	0	0
Buy		GSC	9	10/2008	0	0	0
Buy		UBS	5	10/2008	0	0	0
Sell		UBS	27	10/2008	1	0	1
Buy	GBP	BOA	1	10/2008	0	0	0
Buy		UBS	12	10/2008	0	(1)	(1)
Sell		UBS	48	11/2008	2	0	2
Buy	INR	BCLY	226	11/2008	0	0	0
Buy		DUB	222	11/2008	0	(1)	(1)
Buy		HSBC	527	11/2008	0	(2)	(2)
Buy		JPM	807	11/2008	0	(3)	(3)
Sell		JPM	321	11/2008	0	0	0
Buy	KWD	HSBC	0	04/2009	0	0	0
Buy	MYR	BCLY	11	11/2008	0	0	0
Buy		JPM	16	11/2008	0	0	0
Buy		JPM	13	02/2009	0	0	0
Buy	PHP	JPM	300	11/2008	0	0	0
Buy		JPM	387	02/2009	0	0	0
Sell	RUB	BCLY	122	11/2008	0	0	0
Buy		HSBC	335	11/2008	0	(1)	(1)
Sell		HSBC	213	11/2008	1	0	1
Buy		JPM	213	05/2009	0	(1)	(1)
Sell		UBS	213	05/2009	1	0	1
Buy	SAR	HSBC	2	04/2009	0	0	0
Buy		JPM	2	04/2009	0	0	0
Buy	SGD	BCLY	1	11/2008	0	0	0
Sell		BCLY	2	11/2008	0	0	0
Buy		BOA	14	11/2008	0	(1)	(1)
Buy		CITI	8	11/2008	0	0	0
Buy		JPM	7	11/2008	0	0	0
Sell		JPM	2	11/2008	0	0	0
Sell		MSC	2	11/2008	0	0	0
Buy		UBS	14	11/2008	0	(1)	(1)
Sell		UBS	2	11/2008	0	0	0
Sell	ZAR	HSBC	4	12/2008	0	0	0
Buy		UBS	4	12/2008	0	0	0

					$9	$(21)	$(12)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$1	$4,633	$0	$4,634
Short Sales, at value	0	(100)	0	(100)
Other Financial Instruments++	(308)	(25)	(20)	(353)

Total	$(307)	$4,508	$(20)	$4,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	1	0	0	0	(21)	0	(20)

Total	$1	$0	$0	$0	$(21)	$0	$(20)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

StocksPLUS® Total Return Portfolio

Schedule of Investments

Total Return Portfolio

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.7%
CSC Holdings, Inc.
4.569% due 03/30/2013		$11,517	$10,201
Daimler Finance North America LLC
6.820% due 08/03/2012		17,865	12,135
Fresenius Medical Care Capital Trust
4.167% due 03/22/2013		49	46
4.176% due 03/22/2013		1,062	997
4.185% due 03/22/2013		99	92
4.438% due 03/22/2013		345	324
HCA, Inc.
4.801% due 11/18/2012		4,742	4,170
Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		704	597
6.302% due 10/10/2014		3,666	3,112
7.262% due 10/10/2014		605	514

Total Bank Loan Obligations (Cost $38,690)			32,188

CORPORATE BONDS & NOTES 23.6%
Banking & Finance 17.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	5,605
American Express Bank FSB
2.498% due 10/16/2008		8,100	8,095
3.248% due 10/20/2009		6,800	6,663
6.000% due 09/13/2017		3,900	3,262
American Express Centurion Bank
2.507% due 06/12/2009		9,100	8,796
6.000% due 09/13/2017		3,900	3,269
American Express Co.
7.000% due 03/19/2018		200	177
American Express Credit Corp.
2.547% due 11/09/2009		6,700	6,337
American International Group, Inc.
2.538% due 06/16/2009		5,400	3,242
2.895% due 10/18/2011		100	59
4.950% due 03/20/2012		1,700	1,049
5.050% due 10/01/2015		1,300	702
6.250% due 03/15/2037		2,100	336
8.175% due 05/15/2058		3,000	481
8.250% due 08/15/2018		12,000	6,981
ANZ National International Ltd.
6.200% due 07/19/2013		7,400	7,353
ASIF Global Financing XXIII
3.900% due 10/22/2008		1,000	983
Bank of America Corp.
2.918% due 11/06/2009		4,000	3,912
3.076% due 09/18/2009		6,100	6,068
4.875% due 09/15/2012		10,000	9,249
5.375% due 09/11/2012		5,400	5,030
6.000% due 09/01/2017		7,000	6,048
Bank of America N.A.
2.810% due 02/27/2009		5,200	5,184
2.876% due 12/18/2008		1,000	998
6.000% due 10/15/2036		2,100	1,751
Bank of Scotland PLC
2.829% due 07/17/2009		10,400	10,337
Barclays Bank PLC
5.450% due 09/12/2012		40,000	39,922
Bear Stearns Cos. LLC
2.901% due 08/21/2009		18,300	18,119
2.927% due 05/18/2010		12,200	11,957
3.096% due 01/30/2009		7,180	7,138
3.852% due 03/30/2009		7,100	7,065
6.400% due 10/02/2017		27,900	26,099
BNP Paribas
5.186% due 06/29/2049		15,600	11,959
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,300	3,993
Caelus Re Ltd.
9.061% due 06/07/2011		2,700	2,632
CIT Group, Inc.
2.927% due 08/17/2009		7,100	5,714
2.946% due 01/30/2009		13,700	12,344
3.212% due 12/19/2008		2,400	2,373
Citigroup Capital XXI
8.300% due 12/21/2077		14,500	10,807
Citigroup Funding, Inc.
2.805% due 12/08/2008		2,000	1,990
3.190% due 04/23/2009		4,000	3,934
3.476% due 06/26/2009		5,300	5,177
Citigroup, Inc.
3.799% due 12/28/2009		5,300	5,130
3.809% due 12/26/2008		21,880	21,728
5.300% due 10/17/2012		2,200	1,960
5.500% due 08/27/2012		5,500	4,944
5.500% due 04/11/2013		20,900	18,260
5.850% due 07/02/2013		1,400	1,229
6.125% due 05/15/2018		3,000	2,488
6.125% due 08/25/2036		15,000	9,748
Credit Agricole S.A.
2.809% due 05/28/2009		5,900	5,876
2.859% due 05/28/2010		6,800	6,744
DBS Bank Ltd.
3.027% due 05/16/2017		1,000	851
Deutsche Bank AG
6.000% due 09/01/2017		12,400	11,735
DnB NOR Bank ASA
2.858% due 10/13/2009		5,700	5,692
Export-Import Bank of China
4.875% due 07/21/2015		900	843
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,000	766
5.800% due 01/12/2009		1,800	1,709
7.250% due 10/25/2011		200	127
7.375% due 10/28/2009		5,000	4,021
7.375% due 02/01/2011		200	133
7.875% due 06/15/2010		600	458
8.625% due 11/01/2010		400	284
General Electric Capital Corp.
2.825% due 10/26/2009		600	596
2.831% due 01/05/2009		1,300	1,297
2.851% due 10/06/2010		800	788
2.856% due 01/20/2010		4,800	4,767
2.874% due 08/15/2011		12,600	12,314
5.875% due 01/14/2038		8,100	5,975
6.375% due 11/15/2067		12,200	9,882
GMAC LLC
6.000% due 12/15/2011		1,100	490
Goldman Sachs Group, Inc.
2.892% due 11/10/2008		7,100	7,049
3.250% due 12/23/2008		1,600	1,577
3.294% due 12/22/2008		4,800	4,732
3.300% due 06/23/2009		13,070	12,426
3.812% due 03/30/2009		8,700	8,375
5.950% due 01/18/2018		17,300	14,296
6.250% due 09/01/2017		14,900	12,495
HBOS PLC
5.920% due 09/29/2049		1,100	649
HSBC Bank USA N.A.
2.957% due 06/10/2009		7,700	7,660
HSBC Finance Corp.
2.846% due 10/21/2009		4,500	4,270
2.954% due 12/05/2008		5,900	5,871
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	1,906
6.500% due 09/15/2037		2,900	2,468
JPMorgan Chase & Co.
2.842% due 05/07/2010		9,700	9,581
3.479% due 06/26/2009		4,900	4,888
6.000% due 01/15/2018		3,900	3,563
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		8,000	7,345
JPMorgan Chase Capital XX
6.550% due 09/29/2036		1,200	883
KeyBank N.A.
5.061% due 06/02/2010		10,300	10,255
Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)		800	104
2.878% due 04/03/2009 (a)		5,300	689
2.907% due 11/16/2009 (a)		15,260	1,984
2.911% due 08/21/2009 (a)		10,600	1,378
2.951% due 05/25/2010 (a)		5,200	676
3.005% due 07/18/2011 (a)		4,800	624
3.052% due 11/10/2009 (a)		4,500	585
5.625% due 01/24/2013 (a)		3,800	494
6.875% due 05/02/2018 (a)		3,200	416
Longpoint Re Ltd.
8.069% due 05/08/2010		2,900	2,951
Merrill Lynch & Co., Inc.
2.839% due 10/23/2008		7,500	7,496
2.852% due 05/08/2009		3,500	3,407
2.893% due 12/04/2009		7,300	6,945
2.894% due 08/14/2009		6,200	5,981
3.000% due 07/25/2011		8,500	7,349
3.234% due 12/22/2008		3,500	3,385
6.875% due 04/25/2018		17,800	15,775
MetLife, Inc.
6.400% due 12/15/2036		1,700	1,060
Metropolitan Life Global Funding I
2.847% due 05/17/2010		15,200	15,008
5.125% due 11/09/2011		8,200	8,347
Morgan Stanley
2.852% due 05/07/2009		8,700	7,544
2.881% due 01/15/2010		8,200	6,326
2.912% due 02/09/2009		14,600	12,725
3.228% due 11/21/2008		4,900	4,835
4.904% due 05/14/2010		11,700	8,545
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	530
Mystic Re Ltd.
12.811% due 06/07/2011		2,200	2,249
National Australia Bank Ltd.
2.858% due 09/11/2009		5,300	5,287
5.350% due 06/12/2013		6,100	5,866
Osiris Capital PLC
7.791% due 01/15/2010		3,100	3,120
Petroleum Export Ltd.
5.265% due 06/15/2011		652	646
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,189
Residential Capital LLC
5.912% due 05/22/2009		7,900	3,595
Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010		1,200	1,237
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	883
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,900	11,104
Santander U.S. Debt S.A. Unipersonal
2.874% due 11/20/2009		10,900	10,798
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,100	2,948
State Street Capital Trust III
8.250% due 12/29/2049		6,800	6,672
State Street Capital Trust IV
3.819% due 06/15/2037		1,000	662
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	951
UBS AG
5.750% due 04/25/2018		4,600	4,008
5.875% due 12/20/2017		4,700	4,180
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	315
USB Capital IX
6.189% due 04/15/2049		900	441
Wachovia Bank N.A.
3.250% due 03/23/2009		7,100	6,681
Wachovia Corp.
2.861% due 12/01/2009		4,400	3,832
2.921% due 10/15/2011		8,100	5,589
5.750% due 02/01/2018		16,900	12,699
Wachovia Mortgage FSB
2.936% due 03/02/2009		7,900	7,732
Wells Fargo & Co.
2.919% due 09/15/2009		915	910
ZFS Finance USA Trust I
5.875% due 05/09/2032		4,400	3,010

			780,077

Industrials 4.0%
ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		100	101
Amgen, Inc.
2.889% due 11/28/2008		7,000	6,981
Anadarko Petroleum Corp.
3.219% due 09/15/2009		10,000	9,885
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,464
6.450% due 09/15/2037		2,400	2,296
BP AMI Leasing, Inc.
3.486% due 06/26/2009		13,600	13,603
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,045
CODELCO, Inc.
6.150% due 10/24/2036		700	623
Comcast Corp.
3.088% due 07/14/2009		7,700	7,536
5.875% due 02/15/2018		1,700	1,517
6.450% due 03/15/2037		1,700	1,372
Daimler Finance North America LLC
3.169% due 03/13/2009		2,900	2,890
3.241% due 08/03/2009		6,300	6,273
Dell, Inc.
5.650% due 04/15/2018		11,200	10,303
El Paso Corp.
6.750% due 05/15/2009		5,700	5,680
7.800% due 08/01/2031		900	761
7.875% due 06/15/2012		4,700	4,649
9.625% due 05/15/2012		800	834
Gaz Capital S.A.
6.212% due 11/22/2016		1,200	952
7.343% due 04/11/2013		1,700	1,547
8.146% due 04/11/2018		6,700	5,896
HJ Heinz Co.
6.428% due 12/01/2020		1,100	1,102
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		21,100	18,827
Oracle Corp.
4.950% due 04/15/2013		13,100	13,071
5.750% due 04/15/2018		12,900	11,999
Rohm & Haas Co.
6.000% due 09/15/2017		3,700	3,444
Time Warner, Inc.
3.034% due 11/13/2009		6,600	6,338
Union Pacific Corp.
5.700% due 08/15/2018		13,800	12,875
United Airlines, Inc.
6.071% due 03/01/2013 (a)		1,081	1,017
8.030% due 01/01/2013 (a)		465	521
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	4,975
Vale Overseas Ltd.
6.250% due 01/23/2017		1,300	1,221
6.875% due 11/21/2036		1,300	1,161
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	6,865

			175,624

Utilities 2.0%
AT&T, Inc.
2.894% due 02/05/2010		3,600	3,588
3.014% due 11/14/2008		4,200	4,190
4.950% due 01/15/2013		5,200	4,986
5.500% due 02/01/2018		5,200	4,635
6.300% due 01/15/2038		3,600	2,983
Enel Finance International S.A.
6.250% due 09/15/2017		19,000	18,922
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	7,892
6.000% due 12/01/2012		6,500	6,412
Korea Electric Power Corp.
5.125% due 04/23/2034		90	89
NGPL Pipe Co. LLC
6.514% due 12/15/2012		5,800	5,814
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	10,846
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	617
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,248
TPSA Finance BV
7.750% due 12/10/2008		120	120
Verizon Communications, Inc.
2.838% due 04/03/2009		14,500	14,393
5.250% due 04/15/2013		1,500	1,447

			89,182

Total Corporate Bonds & Notes (Cost $1,182,950)			1,044,883

MUNICIPAL BONDS & NOTES 1.2%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,648
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		14,400	13,032
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046		655	463
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		17,300	17,910
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	925
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,070	918
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		11,800	10,423
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041		2,900	1,812
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		100	82
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		5,600	5,154

Total Municipal Bonds & Notes (Cost $57,006)			54,367

U.S. GOVERNMENT AGENCIES 80.6%
Fannie Mae
3.267% due 12/25/2036 - 07/25/2037		12,723	11,812
3.557% due 03/25/2044		4,696	4,592
4.000% due 10/01/2018		345	335
4.278% due 06/01/2043 - 07/01/2044		4,919	4,908
4.478% due 09/01/2040		21	21
4.499% due 11/01/2035		246	247
4.500% due 02/01/2035 - 06/25/2043		1,625	1,570
4.564% due 10/01/2032		1,289	1,292
4.668% due 05/25/2035		1,179	1,216
4.722% due 04/01/2035		3,552	3,517
4.728% due 04/01/2035		2,457	2,433
4.803% due 08/01/2035		4,385	4,432
5.000% due 02/25/2017 - 11/01/2038		515,476	504,150
5.054% due 09/01/2035		1,914	1,905
5.153% due 08/01/2035		1,776	1,775
5.168% due 12/01/2036		2,008	2,013
5.329% due 09/01/2034		1,964	1,967
5.500% due 04/01/2014 - 11/01/2038		1,181,202	1,179,220
5.500% due 06/01/2033 - 02/01/2035 (g)		242,331	242,270
5.868% due 11/01/2025		1	1
5.977% due 01/01/2025		24	24
6.000% due 04/01/2016 - 10/01/2038		1,027,633	1,041,477
6.000% due 05/01/2038 (g)		98,862	100,259
6.213% due 09/01/2039		43	44
6.500% due 06/01/2029 - 09/01/2038		37,006	37,995
7.000% due 04/25/2023 - 06/01/2032		2,609	2,756
Federal Housing Administration
7.430% due 01/25/2023		49	50
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020		103,540	101,242
2.718% due 02/15/2019		37,482	36,543
2.788% due 05/15/2036		4,474	4,334
2.938% due 11/15/2030		27	27
2.988% due 09/15/2030		24	23
4.278% due 02/25/2045		581	528
4.500% due 04/01/2018 - 10/01/2018		1,912	1,883
5.000% due 04/01/2018 - 01/01/2037		13,623	13,316
5.329% due 07/01/2027		1	1
5.376% due 07/01/2030		1	1
5.500% due 10/01/2034 - 09/01/2038		194,067	193,224
6.000% due 07/01/2016 - 09/01/2038		50,408	51,107
6.164% due 01/01/2028		2	2
6.500% due 03/01/2013 - 04/01/2038		738	766
7.000% due 06/15/2023		1,518	1,552
7.500% due 07/15/2030 - 03/01/2032		221	237
8.500% due 08/01/2024		12	13
Ginnie Mae
3.088% due 02/16/2030		202	202
3.688% due 09/20/2030		19	19
4.750% due 02/20/2032		502	504
5.125% due 10/20/2029 - 11/20/2029		186	188
5.375% due 04/20/2026 - 05/20/2030		85	86
5.500% due 04/15/2033 - 09/15/2033		462	464
5.625% due 07/20/2030		10	9
6.000% due 10/01/2038		11,000	11,150
6.500% due 03/15/2031 - 04/15/2032		179	185
Small Business Administration
5.130% due 09/01/2023		62	61
6.030% due 02/10/2012		2,822	2,866
6.290% due 01/01/2021		147	150
6.344% due 08/01/2011		222	226
7.449% due 08/10/2010		5	5
7.500% due 04/01/2017		719	745
8.017% due 02/10/2010		50	51

Total U.S. Government Agencies (Cost $3,565,603)			3,573,991

U.S. TREASURY OBLIGATIONS 2.4%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		8,923	7,757
2.000% due 01/15/2016		11,377	11,212
2.375% due 01/15/2025		57,520	55,601
2.625% due 07/15/2017		17,247	17,734
U.S. Treasury Notes
4.250% due 08/15/2013		12,700	13,441

Total U.S. Treasury Obligations (Cost $111,785)			105,745

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,746	1,845
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		395	389
4.875% due 06/10/2039		291	288
5.929% due 05/10/2045		6,400	5,807
Banc of America Funding Corp.
4.135% due 05/25/2035		4,331	3,692
Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033		5,101	5,004
6.500% due 10/25/2031		817	823
6.500% due 09/25/2033		387	367
Bear Stearns Adjustable Rate Mortgage Trust
4.666% due 07/25/2034		3,711	3,502
4.734% due 01/25/2034		2,080	2,049
4.750% due 10/25/2035		12,561	12,340
4.767% due 11/25/2030		5	5
4.772% due 11/25/2034		3,102	2,844
4.959% due 01/25/2035		4,121	3,741
5.040% due 04/25/2033		1,010	974
5.071% due 11/25/2034		9,599	9,147
5.600% due 02/25/2033		225	210
6.752% due 02/25/2033		128	127
Bear Stearns Alt-A Trust
5.370% due 05/25/2035		5,583	4,749
5.504% due 09/25/2035		3,323	2,680
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	841
5.700% due 06/11/2050		9,400	8,015
Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036		6,798	5,413
5.772% due 12/26/2046		3,969	3,159
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021		165	156
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,553	1,444
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,300	2,866
Countrywide Alternative Loan Trust
3.387% due 05/25/2047		4,783	2,916
4.673% due 08/25/2034		24	24
Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035		10,736	9,552
4.797% due 11/25/2034		5,899	5,187
5.250% due 02/20/2036		1,742	1,353
5.750% due 05/25/2033		234	234
CS First Boston Mortgage Securities Corp.
5.357% due 06/25/2032		22	22
First Nationwide Trust
6.750% due 08/21/2031		15	15
Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046		5,004	4,306
3.287% due 01/25/2047		5,449	5,178
Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033		4,010	3,917
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	864
5.444% due 03/10/2039		3,000	2,543
GS Mortgage Securities Corp. II
2.577% due 03/06/2020		7,352	6,607
5.396% due 08/10/2038		905	849
5.993% due 08/10/2045		5,500	4,710
GSR Mortgage Loan Trust
4.539% due 09/25/2035		18,774	16,070
5.248% due 11/25/2035		7,202	6,198
Harborview Mortgage Loan Trust
3.120% due 01/19/2038		5,689	5,241
3.220% due 01/19/2038		12,073	7,297
3.250% due 05/19/2035		1,068	691
5.145% due 07/19/2035		5,003	4,360
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037		2,461	2,322
Indymac ARM Trust
5.183% due 01/25/2032		4	3
Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046		2,973	2,794
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		6,800	5,868
5.420% due 01/15/2049		20,956	17,465
5.882% due 02/15/2051		2,300	1,966
JPMorgan Mortgage Trust
5.021% due 02/25/2035		5,116	4,460
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021		813	737
MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034		3,323	3,286
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009		12,200	11,127
5.485% due 03/12/2051		5,500	4,627
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036		3,082	2,505
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		326	321
MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035		895	810
4.207% due 10/25/2035		1,516	1,379
Morgan Stanley Capital I
2.548% due 10/15/2020		1,759	1,580
4.050% due 01/13/2041		478	467
Prime Mortgage Trust
3.607% due 02/25/2019		162	153
3.607% due 02/25/2034		887	811
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		921	871
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		1,200	1,112
Structured Adjustable Rate Mortgage Loan Trust
5.503% due 07/25/2035		1,394	1,143
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035		6,496	5,391
3.360% due 09/19/2032		128	117
Structured Asset Securities Corp.
5.044% due 07/25/2032		12	12
5.957% due 02/25/2032		18	16
Thornburg Mortgage Securities Trust
3.317% due 11/25/2046		4,361	4,184
Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020		8,154	7,213
2.578% due 09/15/2021		18,458	16,869
5.509% due 04/15/2047		3,200	2,670
WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045		1,213	769
4.055% due 11/25/2042		668	596
4.255% due 08/25/2042		1,599	1,431
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035		7,971	7,230
4.950% due 03/25/2036		7,106	6,288
4.992% due 12/25/2034		5,951	5,410

Total Mortgage-Backed Securities (Cost $331,084)			294,614

ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp.
3.257% due 12/25/2036		1,565	1,474
Amortizing Residential Collateral Trust
3.477% due 06/25/2032		273	204
Argent Securities, Inc.
3.257% due 09/25/2036		811	802
Asset-Backed Funding Certificates
3.267% due 11/25/2036		3,452	3,321
3.267% due 01/25/2037		2,604	2,457
Bear Stearns Asset-Backed Securities Trust
3.287% due 10/25/2036		1,605	1,542
3.297% due 06/25/2047		2,876	2,737
Chase Credit Card Master Trust
2.598% due 02/15/2011		9,900	9,893
Countrywide Asset-Backed Certificates
3.257% due 01/25/2037		398	396
3.257% due 05/25/2037		2,483	2,417
3.257% due 12/25/2046		778	769
3.257% due 05/25/2047		2,484	2,391
Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036		2,901	2,787
EMC Mortgage Loan Trust
3.577% due 05/25/2040		533	444
First Franklin Mortgage Loan Asset-Backed
Certificates
3.257% due 11/25/2036		5,131	4,829
Fremont Home Loan Trust
3.267% due 01/25/2037		3,110	2,929
3.277% due 02/25/2037		1,215	1,191
HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034		6,335	5,489
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036		2,027	1,884
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037		1,884	1,838
JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		1,095	1,075
3.267% due 04/25/2037		5,639	5,194
Lehman XS Trust
3.277% due 05/25/2046		698	676
Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		156	120
MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036		2,977	2,910
Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036		2,442	2,376
Morgan Stanley ABS Capital I
3.247% due 10/25/2036		1,404	1,367
3.257% due 10/25/2036		1,282	1,250
Nelnet Student Loan Trust
3.264% due 12/22/2016		8,200	8,064
Park Place Securities, Inc.
3.519% due 10/25/2034		2,831	2,392
Residential Asset Securities Corp.
3.277% due 11/25/2036		2,453	2,409
Saxon Asset Securities Trust
3.267% due 10/25/2046		1,106	1,082
SBI HELOC Trust
3.377% due 08/25/2036		2,202	2,151
Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037		6,365	5,594
SLM Student Loan Trust
2.800% due 10/25/2016		5,365	5,323
Soundview Home Equity Loan Trust
3.307% due 10/25/2036		1,660	1,647
Structured Asset Securities Corp.
3.257% due 10/25/2036		3,716	3,528
3.497% due 01/25/2033		73	61
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		1,485	1,448

Total Asset-Backed Securities (Cost $103,411)			98,461

SOVEREIGN ISSUES 0.8%
China Development Bank
5.000% due 10/15/2015		900	849
Export-Import Bank of Korea
2.901% due 06/01/2009		8,500	8,433
4.125% due 02/10/2009		140	139
Korea Development Bank
2.928% due 04/03/2010		25,000	24,718
South Africa Government International Bond
5.875% due 05/30/2022		500	425

Total Sovereign Issues (Cost $35,033)			34,564

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,043
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	20,358

Total Foreign Currency-Denominated Issues (Cost $35,074)			22,401

	Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
5.051% due 12/31/2049		1,239	12,638

Total Preferred Stocks (Cost $13,056)			12,638

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.9%
Certificates Of Deposit 0.7%
Nordea Bank Finland PLC
2.474% due 04/09/2009		$14,300	14,293
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		8,300	8,288
Wachovia Bank N.A.
2.758% due 10/03/2008		8,800	8,800

			31,381

Commercial Paper 2.7%
Bank of America Corp.
0.010% due 10/01/2008		61,300	61,300
Federal Home Loan Bank
2.270% due 10/01/2008		57,300	57,300

			118,600

Repurchase Agreements 1.4%
Deutsche Bank AG
0.500% due 10/01/2008		63,000	63,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $63,293. Repurchase proceeds are $63,001.)
State Street Bank and Trust Co.
1.000% due 10/01/2008		1,272	1,272
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $1,301. Repurchase proceeds are $1,272.)

			64,272

U.S. Treasury Bills 1.1%
1.168% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)		50,000	49,983

Total Short-Term Instruments (Cost $264,168)			264,236

Purchased Options (j) 0.3% (Cost $18,368)			11,995
Total Investments 125.1% (Cost $5,756,228)			$5,550,083
Written Options (k) (0.3%) (Premiums $18,769)			(15,882)
Other Assets and Liabilities (Net) (24.8%)			(1,099,122)

Net Assets 100.0%			$4,435,079

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $36,889 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

(e) Securities with an aggregate market value of $800 have been pledged as collateral for delayed-delivery securities on September 30, 2008.

(f) Securities with an aggregate market value of $100 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

(g) The average amount of borrowings while outstanding during the period ended September 30, 2008 was $379,951 at a weighted average interest rate of 3.026%. On September 30, 2008, securities valued at $298,903 were pledged as collateral for reverse repurchase agreements.

(h) Cash of $31,040 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	351	$287
90-Day Euribor June Futures	Long	06/2009	141	553
90-Day Euribor March Futures	Long	03/2009	237	767
90-Day Eurodollar December Futures	Long	12/2008	10,174	12,684
90-Day Eurodollar December Futures	Long	12/2009	1,404	24
90-Day Eurodollar June Futures	Long	06/2009	3,213	1,700
90-Day Eurodollar June Futures	Long	06/2010	46	18
90-Day Eurodollar March Futures	Long	03/2009	5,747	9,885
90-Day Eurodollar March Futures	Long	03/2010	1,028	331
90-Day Eurodollar September Futures	Long	09/2009	1,807	658
90-Day Eurodollar September Futures	Long	09/2010	46	18
U.S. Treasury 10-Year Note December Futures	Long	12/2008	1,178	(2,118)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	750	(827)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	787	1,874
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,292	2,705

				$28,557

(i) Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.670%	03/20/2013	BCLY	14.972%	$3,000	$(1,035)	$0	$(1,035)
Bank of America Corp. 6.250% due 04/15/2012	0.820%	03/20/2013	GSC	1.543%	5,400	(153)	0	(153)
Bank of America Corp. 6.250% due 04/15/2012	0.820%	03/20/2013	RBS	1.543%	7,800	(222)	0	(222)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	DUB	1.386%	3,900	(82)	0	(82)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	22,600	(48)	0	(48)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	2,500	(1,060)	0	(1,060)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	500	(198)	0	(198)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	500	(215)	0	(215)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.900%	09/20/2012	JPM	28.870%	2,500	(1,071)	0	(1,071)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	500	(198)	0	(198)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	1,500	(597)	0	(597)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	2,900	(263)	0	(263)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	3,400	(325)	0	(325)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	600	(63)	0	(63)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	9,600	(642)	0	(642)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	2,200	(233)	0	(233)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	4,800	(144)	0	(144)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	400	(31)	0	(31)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	200	(15)	0	(15)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	800	(82)	0	(82)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	900	(25)	0	(25)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	3,500	(332)	0	(332)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	1,600	(186)	0	(186)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	1,000	(106)	0	(106)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	1,000	(70)	0	(70)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	700	(75)	0	(75)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	4,000	(76)	0	(76)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	1,300	(74)	0	(74)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	300	(157)	0	(157)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	BOA	36.581%	5,000	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	1,300	(697)	0	(697)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	800	(427)	0	(427)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	6,100	(2,798)	0	(2,798)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	JPM	36.581%	1,600	(739)	0	(739)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	200	(107)	0	(107)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	300	(160)	0	(160)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	2,500	(1,316)	0	(1,316)
GMAC LLC 6.875% due 08/28/2012	3.720%	09/20/2012	CITI	48.784%	2,500	(1,314)	0	(1,314)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	DUB	48.784%	2,000	(1,063)	0	(1,063)
GMAC LLC 6.875% due 08/28/2012	3.250%	09/20/2012	JPM	48.784%	2,500	(1,328)	0	(1,328)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	2,500	(1,315)	0	(1,315)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	1,000	(525)	0	(525)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	3,200	(1,638)	0	(1,638)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	5,400	(2,360)	0	(2,360)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	3,000	(4)	0	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	11,000	(16)	0	(16)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	700	(76)	0	(76)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	700	(74)	0	(74)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	1,300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	7,900	(11)	0	(11)
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	2,000	(151)	0	(151)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	700	(52)	0	(52)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	3,100	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	1,300	(1,096)	0	(1,096)
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	1,200	(55)	0	(55)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	400	(30)	0	(30)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	1,000	(28)	0	(28)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	1,200	(84)	0	(84)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	5,400	(349)	0	(349)
SLM Corp. 5.125% due 08/27/2012	5.100%	03/20/2009	JPM	19.698%	7,100	(440)	0	(440)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	1,200	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	1,600	(36)	0	(36)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	4,000	(115)	0	(115)
Wachovia Corp. 3.625% due 02/17/2009	1.520%	03/20/2013	DUB	3.670%	12,900	(989)	0	(989)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	15,700	(353)	0	(353)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	1,500	(2)	0	(2)

						$(29,949)	$0	$(29,949)

Credit Default Swaps on Credit Indices - Buy Protection(2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$2,600	$254	$185	$69
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	42,200	233	(425)	658
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	90,100	498	(398)	896
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	36,200	200	(589)	789
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	67,200	371	(720)	1,091

					$1,556	$(1,947)	$3,503

Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$1,000	$(89)	$0	$(89)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	1,100	(87)	0	(87)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	700	(54)	0	(54)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	2,700	(242)	0	(242)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	1,400	(114)	0	(114)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	500	(40)	0	(40)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	1,900	(150)	0	(150)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	700	(55)	0	(55)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	14,607	(561)	0	(561)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	3,776	(140)	0	(140)
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	GSC	20,100	192	0	192
CDX.IG-9 5 Year Index 15-30%	1.120%	12/20/2012	JPM	4,600	44	0	44
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	9,100	31	0	31
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	36,900	500	0	500
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	24,200	277	0	277
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	1,900	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	3,600	5	0	5
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	4,200	4	0	4
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	700	(4)	(10)	6
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	4,700	21	0	21
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	5,900	9	0	9
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	8,800	(916)	(1,447)	531

					$(1,639)	$(1,457)	$(182)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	16,700	$(306)	$0	$(306)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		11,000	(193)	0	(193)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		4,300	(74)	0	(74)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		9,800	(68)	(18)	(50)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		9,800	(66)	(14)	(52)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		14,200	(37)	15	(52)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		5,900	(4)	5	(9)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		23,400	(1,007)	(422)	(585)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		20,800	(464)	0	(464)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		24,000	(374)	(160)	(214)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		22,600	(352)	(12)	(340)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	6	8	(2)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		4,100	22	17	5
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	7,600	84	(21)	105
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		123,400	851	443	408
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$47,200	319	(127)	446
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		64,200	433	(151)	584
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		10,500	27	12	15
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		57,200	616	968	(352)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		32,200	347	541	(194)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		44,900	483	178	305
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		30,200	325	183	142
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		49,100	(1,868)	(1,734)	(134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		2,900	(110)	(135)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		2,100	(80)	(103)	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	(27)	(33)	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,800	(65)	(36)	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		25,200	(917)	259	(1,176)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,600	(167)	(46)	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		6,800	(247)	48	(295)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		34,500	(1,537)	1,000	(2,537)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,300	(459)	150	(609)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		8,200	(366)	235	(601)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,400	(330)	151	(481)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		6,800	(303)	153	(456)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	48,500	965	205	760
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		7,000	143	50	93
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		9,800	(72)	(68)	(4)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	8,800	(55)	(133)	78
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	24,100	(45)	78	(123)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		14,400	(27)	51	(78)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		13,600	(18)	103	(121)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		12,700	(17)	102	(119)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		14,400	(224)	(423)	199
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	(43)	(66)	23
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	(444)	(651)	207
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	135	(264)	399
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	39	(61)	100
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	74	(66)	140
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		2,600	(11)	(6)	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	(22)	14	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	(131)	97	(228)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		2,600	38	(1)	39
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		6,000	88	(5)	93
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,900	72	13	59
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		2,200	55	5	50
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		3,200	474	375	99
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		5,500	815	831	(16)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		10,000	1,481	1,409	72
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		5,000	(1,360)	(686)	(674)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		1,400	(381)	(181)	(200)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		800	(113)	36	(149)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$10,900	261	745	(484)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		13,100	(308)	59	(367)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	10,200	(84)	(6)	(78)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,400	(11)	0	(11)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,900	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		8,400	(335)	3	(338)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		1,800	(74)	0	(74)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		1,500	(63)	0	(63)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		2,400	(103)	0	(103)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		1,200	(49)	0	(49)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$15,800	(160)	7	(167)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		31,600	(320)	7	(327)

							$(5,777)	$2,927	$(8,704)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	8,600	$(24)	$(125)	$101

(j) Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$256,100	$2,749	$2,053
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	125,100	1,338	923
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	636
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	247
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	1,528
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	544,200	4,963	2,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	112,200	1,212	569
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	440
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	289,400	3,085	2,136
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	1,315

							$18,368	$11,995

(k) Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	378	$211	$229
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	378	214	486

				$425	$715

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$88,400	$2,174	$1,952
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	17,500	562	548
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	29,200	733	598
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	19,300	631	538
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	28,700	950	800
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	370	312
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	69,000	2,156	1,923
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	182,500	4,785	3,284
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	37,400	1,128	751
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	22,000	486	469
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	96,400	3,126	2,687
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	40,600	1,243	1,305

							$18,344	$15,167

(l) Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Ginnie Mae	5.500%	10/01/2038	$400	$402	$400
U.S. Treasury Notes	2.000%	02/28/2010	28,700	28,652	28,803
U.S. Treasury Notes	2.125%	01/31/2010	42,500	42,519	42,805
U.S. Treasury Notes	2.125%	04/30/2010	26,900	26,893	27,292
U.S. Treasury Notes	2.375%	08/31/2010	69,200	69,754	69,949
U.S. Treasury Notes	3.125%	11/30/2009	12,300	12,477	12,482
U.S. Treasury Notes	3.250%	12/31/2009	128,000	130,007	131,300
U.S. Treasury Notes	3.500%	02/15/2010	14,100	14,463	14,486
U.S. Treasury Notes	4.250%	08/15/2013	12,700	13,399	13,522

				$338,567	$341,039

(6) Market value includes $1,895 of interest payable on short sales.

(m) Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	1,492	04/2009	$0	$(7)	$(7)
Buy		HSBC	1,497	04/2009	0	(7)	(7)
Sell	AUD	MSC	3,400	10/2008	0	(11)	(11)
Sell		RBS	30	10/2008	1	0	1
Buy		UBS	1,826	10/2008	0	(126)	(126)
Sell	BRL	BNP	1,050	12/2008	2	0	2
Buy		HSBC	80,790	12/2008	0	(945)	(945)
Sell		HSBC	1,051	12/2008	2	0	2
Sell		JPM	71,561	12/2008	4,464	0	4,464
Sell		MSC	77,815	12/2008	3,610	0	3,610
Buy		UBS	180,000	12/2008	0	(2,335)	(2,335)
Sell		UBS	50,316	12/2008	2,593	0	2,593
Buy	CLP	MSC	709,183	12/2008	0	(185)	(185)
Buy	CNY	BCLY	6,922	11/2008	0	(15)	(15)
Buy		BOA	5,174	11/2008	0	(12)	(12)
Buy		DUB	25,122	11/2008	0	(58)	(58)
Buy		HSBC	5,581	11/2008	0	(13)	(13)
Buy		JPM	25,641	11/2008	0	(56)	(56)
Buy		UBS	5,177	11/2008	0	(11)	(11)
Buy		BCLY	34,581	07/2009	0	(361)	(361)
Buy		DUB	117,460	07/2009	0	(1,220)	(1,220)
Buy		HSBC	37,534	07/2009	0	(348)	(348)
Buy		JPM	36,762	07/2009	0	(404)	(404)
Buy	EUR	BCLY	6,616	10/2008	0	(459)	(459)
Buy		BOA	1,222	10/2008	0	(80)	(80)
Buy		HSBC	1,833	10/2008	0	(119)	(119)
Buy		JPM	489	10/2008	0	(35)	(35)
Buy		MSC	611	10/2008	0	(42)	(42)
Sell		UBS	59,458	10/2008	3,316	0	3,316
Buy	GBP	BOA	1,259	10/2008	0	(96)	(96)
Buy		UBS	17,003	10/2008	0	(1,315)	(1,315)
Sell		UBS	62,855	11/2008	2,167	0	2,167
Buy	IDR	DUB	11,221,000	10/2008	7	0	7
Buy		HSBC	13,314,000	10/2008	7	0	7
Buy	INR	BCLY	222,180	11/2008	0	(463)	(463)
Buy		DUB	48,786	11/2008	0	(163)	(163)
Buy		HSBC	123,637	11/2008	0	(417)	(417)
Buy		JPM	308,473	11/2008	0	(849)	(849)
Sell		JPM	123,771	11/2008	66	0	66
Buy	KWD	HSBC	226	04/2009	0	(26)	(26)
Buy	MYR	BCLY	18,680	11/2008	0	(363)	(363)
Buy		BOA	3,629	11/2008	0	(65)	(65)
Buy		DUB	3,624	11/2008	0	(67)	(67)
Buy		HSBC	3,635	11/2008	0	(64)	(64)
Buy		JPM	3,238	11/2008	0	(57)	(57)
Buy		JPM	18,508	02/2009	0	(364)	(364)
Buy	PHP	HSBC	181,000	11/2008	0	(251)	(251)
Buy		JPM	181,400	11/2008	0	(220)	(220)
Buy		BCLY	42,000	02/2009	0	(44)	(44)
Buy		DUB	20,400	02/2009	0	(27)	(27)
Buy		HSBC	50,510	02/2009	0	(55)	(55)
Buy		JPM	71,108	02/2009	0	(57)	(57)
Buy		MLP	16,000	02/2009	0	(21)	(21)
Buy		MSC	56,500	02/2009	0	(64)	(64)
Buy		RBS	15,600	02/2009	0	(21)	(21)
Buy		LEH	10,700	12/2010	0	(12)	(12)
Sell		LEH	10,700	12/2010	0	(6)	(6)
Buy	RUB	BCLY	188,154	11/2008	0	(339)	(339)
Sell		HSBC	188,154	11/2008	674	0	674
Buy		JPM	188,154	05/2009	0	(655)	(655)
Sell		UBS	188,154	05/2009	593	0	593
Buy	SAR	HSBC	1,532	04/2009	0	(6)	(6)
Buy		JPM	1,529	04/2009	0	(5)	(5)
Buy	SGD	BCLY	6,143	11/2008	0	(202)	(202)
Sell		BCLY	1,854	11/2008	3	0	3
Buy		BOA	6,086	11/2008	0	(236)	(236)
Buy		CITI	8,576	11/2008	0	(126)	(126)
Buy		DUB	6,429	11/2008	0	(218)	(218)
Buy		JPM	12,963	11/2008	0	(289)	(289)
Sell		JPM	1,855	11/2008	2	0	2
Sell		MSC	1,855	11/2008	2	0	2
Buy		UBS	6,061	11/2008	0	(233)	(233)
Sell		UBS	1,855	11/2008	2	0	2
Sell	ZAR	HSBC	5,080	12/2008	33	0	33
Buy		JPM	148	12/2008	0	(1)	(1)
Buy		UBS	4,932	12/2008	1	0	1

					$17,545	$(14,246)	$3,299

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,527,761	$22,322	$5,550,083
Short Sales, at value	0	(339,144)	0	(339,144)
Other Financial Instruments++	28,557	(47,484)	(331)	(19,258)

Total	$28,557	$5,141,133	$21,991	$5,191,681

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers in/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$12,912	$13,796	$31	$2	$(16)	$(4,403)	$22,322
Other Financial Instruments++	(403)	0	0	0	50	22	(331)

Total	$12,509	$13,796	$31	$2	$34	$(4,381)	$21,991

+ See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++ Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Supplementary Notes to Schedules of Investments

September 30, 2008 (Unaudited)

1. Basis for Consolidation for the PIMCO CommodityRealReturn Strategy Portfolio®

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2008, net assets of the Portfolio were approximately $400 million, of which approximately $84 million, or approximately 21%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of September 30, 2008, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation )	Net Unrealized (Depreciation )

All Asset Portfolio	$55	$(160,642)	$(160,587)
CommodityRealReturnTM Strategy Portfolio	2,255	(20,109)	(17,854)
Emerging Markets Bond Portfolio	1,067	(19,363)	(18,296)
Foreign Bond Portfolio (Unhedged)	3	(30)	(27)
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,305	(7,911)	(6,606)
Global Bond Portfolio (Unhedged)	6,271	(32,471)	(26,200)
High Yield Portfolio	4,736	(72,461)	(67,725)
Long-Term U.S. Government Portfolio	1,832	(5,406)	(3,574)
Low Duration Portfolio	6,709	(77,483)	(70,774)
Real Return Portfolio	11,858	(87,935)	(76,077)
RealEstateRealReturn Strategy Portfolio	37	(255)	(218)
Short-Term Portfolio	57	(779)	(722)
Small Cap StocksPLUS® TR Portfolio	5	(230)	(225)
StocksPLUS® Growth and Income Portfolio	139	(6,208)	(6,069)
StocksPLUS® Total Return Portfolio	31	(350)	(319)
Total Return Portfolio	27,141	(233,286)	(206,145)

3. New Accounting Pronouncements

The Portfolios have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective portfolio.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments for each respective portfolio.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor's Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 26, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 26, 2008